Registration No. 33-52272

811-7170

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39

TCW GALILEO FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

Registrant’s Telephone Number, including Area Code:    (213) 244-0000

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

(check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(i)
☐	days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

TCW Galileo

Funds, Inc.

This prospectus tells you about the Class I shares of five of the separate investment funds offered by TCW Galileo Funds, Inc., each of which has different investment objectives and policies. Please read this document carefully, and keep it for future reference. Sometimes we will refer to the funds in this prospectus as the Galileo Fixed Income Funds.

TCW Galileo Money Market Fund

TCW Galileo Core Fixed Income Fund

TCW Galileo High Yield Bond Fund

TCW Galileo Short Term Bond Fund

TCW Galileo Total Return Bond Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2003

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GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Galileo Funds, Inc.	Investment Objectives	Principal Investment Strategies

TCW Galileo Money Market Fund	Current income, preservation of capital and liquidity	Invests in high credit quality, short-term money market securities.

TCW Galileo Core Fixed Income Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in fixed income securities.

TCW Galileo High Yield Bond Fund	Maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle	Invests in high yield bonds, commonly known as “junk” bonds.

TCW Galileo Short Term Bond Fund	Maximize current income

Invests in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Galileo Total Return Bond Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle

Invests in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

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Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

All of the Galileo Fixed Income Funds are affected by changes in the economy, or in securities and other markets. Additionally, changes in interest rates will affect not only the current return on the Galileo Fixed Income Funds, but the value of the capital investment will most likely fluctuate up or down. There is also the possibility that investment decisions the Adviser makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in a Fund’s portfolio will underperform the other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

Because the Galileo Funds described in this prospectus are fixed income funds, each Fund may also be subject (in varying degrees) to the following additional risks:

•	CREDIT RISK

There is the possibility that a Fund could lose money if an issuer is unable to meet its financial obligations such as the payment of principal and/or interest on an instrument, or goes bankrupt. The High Yield Bond Fund is subject to

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great credit risk because it invests in high yield bond funds, which are commonly referred to as “junk bonds.” The Core Fixed Income Fund is subject to credit risk because it invests to some degree in below investment grade fixed income securities.

•	INTEREST RATE RISK

There is the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on the Core Fixed Income, High Yield Bond, Total Return Bond, and Short Term Bond Funds, because each Fund may hold securities with long terms to maturity.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by the Core Fixed Income, Total Return Bond and Short Term Bond Funds can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by these Funds can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

•	JUNK BONDS

These bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered “below investment grade.” The High Yield Bond Fund primarily invests in below investment grade corporate securities. The Core Fixed Income Fund may invest in debt instruments rated below investment grade.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes and lack of adequate company information. The Core

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Fixed Income and High Yield Bond Funds are subject to foreign investing risk because these Funds may invest a portion of their assets in foreign company securities. If they invest in “emerging markets,” and they may, the risk is even more pronounced. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the Core Fixed Income and High Yield Bond Funds may hold various foreign currencies, the value of the net assets of these Funds as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Each Fund (except the Money Market Fund) is subject to liquidity risks because it invests in high yield bonds, mortgage-backed securities or foreign or emerging markets securities, which have all experienced periods of illiquidity.

Each Fund may be more susceptible to some of these risks than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 27.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Performance Summary

The tables below show each Fund’s annual returns and its long-term performance with respect to its Class I shares. The performance information contained in the tables includes the performance of the predecessor limited partnership (the “Limited Partnerships”) of each Fund (except for the Money Market and Total Return Bond Funds), which were managed by an affiliate of TCW Investment Management Company, using the same investment strategy as the Funds. The barchart shows you how each Fund’s performance has varied from year to year. The second table compares of each Fund’s performance over time to that of a broad-based securities market index including after-tax returns for the periods that each Fund has been registered with the Securities and Exchange Commission as an investment company under the Investment Company Act of 1940 (“1940 Act”). Both tables assume reinvestment of dividends and distributions.

The performance of the Limited Partnerships was calculated using performance standards applicable to private investment partnerships, which take into account all elements of total return and reflect the deduction of all fees and expenses of operations. The Limited Partnerships were not registered under the 1940 Act and, therefore, were not subject to certain investment restrictions imposed by 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended. If the Limited Partnerships had been registered under the 1940 Act their performance could have been adversely affected.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

Year by year total return (%)

as of December 31 each year*

TCW Galileo Money Market Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 0.22%

The Fund’s 7 day simple yield was 1.24% and its 7 day compounded yield was 1.25% as of December 31, 2002

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TCW Galileo Core Fixed Income Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 3.37%

TCW Galileo High Yield Bond Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 6.04%

TCW Galileo Short Term Bond Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 0.72%

TCW Galileo Total Return Bond Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 1.21%

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Best and worst quarterly performance during this period

Fund	Performance

• Money Market Fund
Quarter ending June 30, 1989	2.38% (Best)
Quarter ending December 31, 2002	0.35% (Worst)

• Core Fixed Income Fund
Quarter ending June 30, 1995	5.93% (Best)
Quarter ending March 31, 1994	– 4.54% (Worst)

• High Yield Bond Fund
Quarter ending March 31, 1991	12.02% (Best)
Quarter ending September 30, 1990	– 5.32% (Worst)

• Short Term Bond Fund
Quarter ending March 31, 1995	3.37% (Best)
Quarter ending June 30, 1994	– 1.18% (Worst)

• Total Return Bond Fund
Quarter ending June 30, 1995	6.81% (Best)
Quarter ending June 30, 1994	– 4.78% (Worst)

Average Annual Total Returns For the Periods ended December 31, 2002	1 Year	5 Years	From Inception/ Registration or 10 Years

• Money Market Fund

Return Before Taxes from Registration Date	1.62%	4.35%	4.48%	*
Salomon Brothers 3 Month T-Bill Index from Registration Date	1.71%	4.30%	4.51%	*

• Core Fixed Income Fund

Return Before Taxes from Registration Date (3/1/1993)	10.89%	6.44%	5.93%
Return After Taxes on Distributions from Registration Date	8.75%	4.10%	3.54%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	6.61%	3.97%	3.53%

Lehman Brothers Aggregate Bond Index from Registration Date	10.26%	7.54%	7.24%

Return Before Taxes Including Limited Partnership Performance	10.89%	6.44%	6.23%	*

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Average Annual Total Returns For the Periods ended December 31,2002	1 Year	5 Years	From Inception/ Registration or 10 Years

• High Yield Bond Fund

Return Before Taxes from Registration Date (3/1/1993)	0.50%	0.80%	5.35%
Return After Taxes on Distributions from Registration Date	– 3.03%	– 2.83%	1.51%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	0.30%	– 1.09%	2.42%

Salomon Brothers High Yield Cash Pay Index from Registration Date	– 0.59%	1.24%	5.99%

Return Before Taxes Including Limited Partnership Performance	0.50%	0.80%	5.73%	*

• Short Term Bond Fund

Return Before Taxes from Registration Date (3/1/1993)	3.78%	5.34%	5.64%
Return After Taxes on Distributions from Registration Date	2.89%	3.64%	3.50%
Return After Taxes on Distributions and Sale of Fund Shares	2.31%	3.43%	3.43%

Salomon Brothers 1-Year Treasury Index from Registration Date	3.30%	5.51%	5.38%

Return Before Taxes Including Limited Partnership Performance	3.78%	5.34%	5.62%	*

• Total Return Bond Fund

Return Before Taxes from Registration Date (6/17/1993)	11.04%	8.05%	7.71%
Return After Taxes on Distributions from Registration Date	7.96%	5.06%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	6.69%	4.91%	4.61%

Lehman Brothers Aggregate Bond Index from Registration Date	10.26%	7.54%	7.17%

*Represents the 10 year return

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Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund Operating Expenses are paid out of Fund assets, so their effect is included in the share price. The Class I shares of the Funds have no sales charge (load) or Rule 12b-1 distribution fees.

FEE TABLE

		Money Market	Core Fixed Income	High Yield Bond	Short Term Bond	Total Return Bond

Shareholder Transaction Fees

1)	Redemption Fees	None	None	None	None	None
2)	Exchange Fees	None	None	None	None	None
3)	Contingent Deferred Sales Load	None	None	None	None	None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None	None	None
5)	Maximum Sales Charge (Load) on Purchases	None	None	None	None	None

Annual Fund Operating Expenses

	Management Fees	0.25%	0.40%	0.75%	0.50%(1)	0.50%
	Distribution (12b-1) Fees	None	None	None	None	None
	Other Expenses	0.10%	0.39%	0.13%	0.67%	0.20%

	Total Annual Fund Operating Expenses	0.35%	0.79%	0.88%	1.17%(1)	0.70%

(1)The Adviser voluntarily agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund Operating Expenses to 1.00% of Net Assets through October 31, 2002.

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EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years

Money Market	$36	$113	$197	$443
Core Fixed Income	$81	$252	$439	$978
High Yield Bond	$90	$281	$488	$1,084
Short Term Bond	$119	$372	$644	$1,420
Total Return Bond	$72	$224	$390	$871

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TCW Galileo Money Market Fund

Investment Objectives/Approach

The Fund seeks current income, preservation of capital and liquidity. To pursue these goals, it invests in high credit quality, short-term money market securities. The Fund also seeks to maintain a constant net asset value of $1.00 per share. To pursue this goal, the Fund invests in money market instruments that have remaining maturities of 397 days or less (and an average portfolio maturity of 90 days or less on a dollar-weighted basis).

If the Fund’s board believes that any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take steps to eliminate or reduce these consequences. These steps include:

•	selling portfolio securities prior to maturity.

•	shortening the average maturity of the portfolio.

•	withholding or reducing dividends.

•	redeeming shares in kind.

•	utilizing a net asset value per share determined by using available market quotations.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

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Main Risks

This portfolio generally has the least investment risk of the TCW Galileo Funds because it invests in securities that have high credit ratings.

The two primary risks affecting this Fund are “credit risk” and “interest rate risk.” Credit risk refers to the likelihood that the Fund could lose money if a money market issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an investment, or goes bankrupt. This Fund invests primarily in securities that have limited susceptibility to this risk. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investment may fall since fixed income securities generally fall in value when interest rates rise. Short-term money market instruments generally are affected less by changes in interest rates than fixed income securities with longer terms to maturity.

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TCW Galileo Core Fixed Income Fund

Investment Objectives/Approach

The Fund seeks to provide maximum current income and achieve above average total return consistent with prudent investment management over a full market cycle. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in fixed income securities. These fixed income securities include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate) and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Duration is often used to measure the potential volatility of a bond’s price: bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with fixed maturities have a readily determinable duration. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments, making their values even more volatile than they were when acquired.

In managing the Fund’s investments, the Adviser uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets. These components include:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

The Adviser also utilizes active asset allocation in managing the Fund’s investments and monitors the duration of the Fund’s portfolio securities to mitigate the Fund’s exposure to interest rate risk.

The Fund may invest some assets in options, futures and foreign currency futures and forward contracts. These practices are used primarily to hedge the Fund’s portfolio but may also be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. The Fund may also invest some assets in inverse floaters and interest-only

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and principal-only securities, which are sometimes referred to as derivatives. These practices may reduce returns or increase volatility and be very sensitive to changes in interest rates.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Typically, the Fund sells an individual security when there is a perceived deterioration in the credit fundamentals of the issuer or the Adviser determines to take advantage of a better investment opportunity.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences, such as increased realized gains, for investors.

Mark L. Attanasio, Philip A. Barach and Jeffrey E. Gundlach are the Fund’s portfolio managers.

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Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), “foreign investing risk” and “liquidity risk.”

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund invests primarily in high credit quality securities that have limited susceptibility to this risk. A portion of the Fund’s assets, however, will be invested in low credit quality securities, which may make the Fund more susceptible to credit risk. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk” bonds. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity and mortgage-backed securities, including collateralized mortgage obligations and stripped mortgage securities. Its holding of mortgage-backed securities can reduce returns if the owners of the underlying mortgages pay off their mortgage sooner than anticipated when interest rates go down. Because this Fund invests in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk refers to the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Because the Fund may invest a portion of its assets in foreign company securities, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and changes in currency exchange rates

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•	withholding taxes

•	a lack of adequate company information

The risks of foreign investing are even more pronounced if the Fund invests in emerging markets. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance you could lose money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because the Fund invests in below investment grade fixed income securities and foreign securities, it is more susceptible to liquidity risks than funds that invest in higher quality investments or do not invest in foreign securities.

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TCW Galileo High Yield Bond Fund

Investment Objectives/Approach

The Fund seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in high yield/below investment grade bonds, commonly known as “junk” bonds. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. It also invests in other high yield fixed income securities, including convertible and nonconvertible debt securities and convertible and non-convertible preferred stocks.

Concepts to understand

Junk bonds are bonds that have a credit rating of BB or lower by rating agencies such as Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. These bonds are often issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. In the event of a prepayment problem by the issuer of these bonds, they will only be paid if there is anything left after the payment of senior debt, such as bank loans and investment grade bonds.

Junk bonds are considered to be mostly speculative in nature. This gives the Fund more credit risk than the other Galileo Fixed Income Funds, but also gives it the potential for higher returns.

In managing the Fund’s investments, the Adviser places emphasis on securities at the lower-risk end of the high yield bond/below investment grade spectrum. These securities are issued by companies that the Adviser believes have stable to improving business prospects. The Adviser’s investment approach also emphasizes consistent and high current income. It attempts to reduce the Fund’s investment risk through diversification and by analysis of:

•	each issuer

•	each issuer’s ability to make timely payments of principal and interest

•	broad economic trends and corporate developments

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

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Typically, the Fund sells an individual security when it reaches its targeted price or yield, there is a perceived deterioration in the credit fundamentals of the issuer or the portfolio is rebalanced for diversification purposes.

James M. Hassett and Melissa V. Weiler are the Fund’s portfolio managers.

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Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk,” “liquidity risk” and, to a lesser extent, “foreign investing risk.”

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund is subject to high credit risk, because it invests primarily in high yield/below investment grade bonds. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk” bonds. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because high yield bonds may be less liquid than higher quality securities, the Fund may be more susceptible to liquidity risk than funds that invest in higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Because the Fund may invest a portion of its assets in foreign company securities, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

The risks of foreign investing are even more pronounced if the Fund invests in emerging markets. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicate that there is a greater chance you could lose money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

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TCW Galileo Short Term Bond Fund

Investment Objectives/Approach

The Fund seeks to maximize current income. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in fixed income securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest primarily in mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations (collectively, the “Federal Agencies”), and in privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P or the equivalent by any other nationally recognized statistical rating organization.

Concepts to understand

Duration is often used to measure the potential volatility of a bond’s price: bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with fixed maturities have a readily determinable duration. Bonds with uncertain payment schedules, such as mortgage-backed securities which can be prepaid, have durations which may vary or lengthen in certain interest rate environments, making their value even more volatile than they were when acquired.

Weighted average duration is the average duration of the securities in the portfolio weighted by market value.

Weighted average reset frequency is the average time to the next coupon reset date of the floating rate securities in the portfolio weighted by market value.

In managing the Fund’s investments, the Adviser seeks to construct a portfolio with a weighted average effective duration of no more than two years.

The Fund may invest some assets in inverse floaters and interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may reduce returns or increase volatility and may be very sensitive to changes in interest rates.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

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Typically, the Fund sells an individual security when the Adviser determines to take advantage of a better investment opportunity.

Philip A. Barach, Jeffrey E. Gundlach and Frederick H. Horton are the Fund’s portfolio managers.

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Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), and “liquidity risk.”

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. The Fund may invest a portion of its assets in mortgage-backed securities which are not guaranteed by the U.S. Government, which may make the Fund subject to substantial credit risk. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity and mortgage-backed securities, including collateralized mortgage obligations, and stripped mortgage securities. Its holdings of mortgage-backed securities can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated when interest rates go down. Because this Fund invests in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk refers to the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because mortgage-backed securities may be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities.

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TCW Galileo Total Return Bond Fund

Investment Objectives/Approach

The Fund seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle. To pursue these goals, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in fixed income securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest primarily in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations (collectively, the “Federal Agencies”), and in privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P or the equivalent by any other nationally recognized statistical rating organization.

Concepts to understand

Duration is often used to measure the potential volatility of a bond’s price: bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with fixed maturities have a readily determinable duration. Bonds with uncertain payment schedules, such as mortgage-backed securities which can be prepaid, have durations which may vary or lengthen in certain interest rate environments, making their value even more volatile than they were when acquired.

Weighted average duration is the average duration of the securities in the portfolio weighted by market value.

Weighted average reset frequency is the average time to the next coupon reset date of the floating rate securities in the portfolio weighted by market value.

In managing the Fund’s investments, the Adviser seeks to construct a portfolio with a weighted average effective duration of no more than eight years.

The Fund may invest some assets in inverse floaters and interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may reduce returns or increase volatility and may be very sensitive to changes in interest rates.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

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Typically, the Fund sells an individual security when the Adviser determines to take advantage of a better investment opportunity.

Philip A. Barach, Jeffrey E. Gundlach and Frederick H. Horton are the Fund’s portfolio managers.

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Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), and “liquidity risk.”

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. The Fund may invest a portion of its assets in mortgage-backed securities which are not guaranteed by the U.S. Government, which may make the Fund subject to substantial credit risk. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity and mortgage-backed securities, including collateralized mortgage obligations, and stripped mortgage securities. Because this Fund invests in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk is the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Liquidity risk refers to the possibility that the Fund may lost money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because mortgage-backed securities may be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities.

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Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer and the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

General Investment Risk

Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. This is also true for funds that invest primarily in fixed income securities. High credit quality investments also react in value to interest rate changes.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage. Certain instruments (such as inverse floaters and interest-only securities) behave similarly to leveraged instruments.

The Adviser may temporarily invest up to 100% of the Fund’s assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

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Fixed income securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of a Fund.

Fixed Income Securities

Fixed income securities are subject to two primary types of risk: credit risk and interest rate risk.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrades.

The High Yield Bond portfolio consists primarily of below investment grade corporate securities that are commonly known as junk bonds. In addition, the Core Fixed Income Fund may invest in debt instruments rated below investment grade. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater credit risk than higher rated securities of similar maturity. These securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of a Fund’s investment objective will be more dependent on the Adviser’s analysis than would be the case if the Fund were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or

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perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for the Adviser to value accurately certain portfolio securities.

“Interest rate risk” refers to the change in value of debt instruments associated with changes in interest rates. Interest rate changes may affect the value of a fixed income security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of fixed rate securities and falling interest rates will have a positive effect on value. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

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Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of currency exchange or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. These risks are more pronounced in emerging market countries.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollars, the U.S. dollar value of the foreign security will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and some of the Funds may hold various foreign currencies from time to time, the value of the net

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assets of those Funds as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Core Fixed Income Fund is authorized to enter into certain foreign currency futures and forward contracts. However, a Fund is not obligated to do so and, depending on the availability and cost of these devices, the Fund may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. Please see the Statement of Additional Information for further information.

With respect to the Core Fixed Income Fund, the forward currency market for the purchase or sale of U.S. dollars in some countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, the Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly as regards forward contracts for local currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event the Funds hold securities denominated in a currency that suffers a devaluation, the Funds’ net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

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Credit and Market Risks of Mortgage-Backed Securities. The investments by the Core Fixed Income, Short Term Bond and Total Return Bond Funds in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Liquidity Risk of Mortgage-Backed Securities.  The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of investments. Because mortgage-backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks

Mortgage-Backed Securities

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.

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than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities, such as inverse floaters, and interest-only securities, suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations.  There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any

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government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Stripped Mortgage Securities.  Part of the investment strategy of the Core Fixed Income, Short Term Bond and Total Return Bond Funds involves interest-only Stripped Mortgage Securities. These investments may be highly sensitive to changes in interest and tend to be less liquid than other CMOs. In addition, prepayments of the underlying mortgages likely would lower the Funds’ returns from stripped securities they hold.

Inverse Floaters.  The Core Fixed Income, Short Term Bond and Total Return Bond Funds invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as London Interbank Offered Rate (LIBOR) or 11th District Cost of Funds index (COFI). Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater while any drop in the index rate causes an increase in the coupon of an inverse floater. An inverse floater may behave like a security that is leveraged since its interest rate usually varies by a magnitude much greater than the magnitude of the change in the index rate of interest. The “leverage-like” characteristics inherent in inverse floaters are associated with greater volatility in their market prices.

Adjustable Rate Mortgages.  ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Asset-Backed Securities.  Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards,

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thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

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Management of the Funds

Investment Adviser

The Funds’ investment adviser is TCW Investment Management Company and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2002, the Adviser and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $80 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*

Mark L. Attanasio	Group Managing Director and Chief Investment Officer-Below Investment Grade Fixed Income, the Adviser, TCW Asset Management Company and Trust Company of the West.
Philip A. Barach	Group Managing Director and Chief Investment Officer-Investment Grade Fixed Income, the Adviser, TCW Asset Management Company and Trust Company of the West.
Jeffrey E. Gundlach	Group Managing Director and Chairman Multi-Strategy Fixed Income Committee, the Adviser, TCW Asset Management Company and Trust Company of the West.
James M. Hassett	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Frederick H. Horton	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Melissa V. Weiler	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.

* Positions with the TCW Group, Inc. and its affiliates may have changed over time.

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Advisory Agreement

The Funds and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Adviser to manage the investment of their assets, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. The Adviser also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. In addition, the Adviser may reimburse third party administrators for retirement plan shareholder servicing expenses. Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)

Money Market	0.25%
Core Fixed Income	0.40%
High Yield Bond	0.75%
Short Term Bond	0.50%*
Total Return Bond	0.50%

*The Adviser has voluntarily waived a portion of its advisory fee reducing it to 0.35% through December 31, 2003.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties under the agreement.

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Multiple Class Structure

Certain of the Galileo Funds offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the Galileo Fixed Income Funds offers the I Class. The Core Fixed Income, High Yield Bond and Total Return Bond Funds also offer the N Class. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N and Class K shares are also offered at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N and Class K shares. Because these fees are paid out of the Fund’s Class N and Class K assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Class K shares are also subject to an administrative services fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class K shares.

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YOUR INVESTMENT

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for Fund shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Orders for the Money Market Fund must be received by the Fund by 12:00 p.m. Eastern time. Orders received by a Fund’s transfer agent from dealers, brokers or other service providers after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. and were transmitted to and received by the transfer agent. A Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund pursuant to procedures established by the Fund’s Board.

Minimums

	Initial	IRA	Additional

All Fixed Income Funds	$2,000	$500	$250

TCW Galileo Funds, Inc. may waive the minimum and subsequent investments. All investments must be in U.S. dollars. Third-party checks, except those payable to an existing shareholder, will not be accepted. If your check or wire does not clear, you will be responsible for any loss a Fund incurs.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the payment date or until payment is collected, whichever is earlier.

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Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee or address different than what is on our records

A Medallion signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Check writing privilege

You may request checks which may be drawn on your Money Market Fund account. These checks may be drawn in amounts of $1,000 or more, may be made payable to the order of any person and may be cashed or deposited. You can set up this service with your New Account Form or by calling 800-248-4486.

Exchange privilege

You can exchange from one Class I Galileo Fund into another. You must meet the investment minimum for the Fund you are exchanging into. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem Fund shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of Fund shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

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General policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice. If your account with the Money Market Fund drops below $2,000 as a result of redemptions and or exchanges, the Fund may close your account and send you the proceeds upon 30 days’ written notice.

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Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order.

Large Redemption Amounts

The Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of the Fund’s assets).

Each Fund restricts excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year). You are limited to one exchange of shares in the same Fund during any 15-day period except investors in 401(k) and other group retirement accounts, investors who purchase shares through certain broker-dealers and asset allocation accounts managed by the Adviser or an affiliate. Each Fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, are likely to engage in excessive trading

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

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TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing

Complete the New Account Form. Mail your New

Account Form and a check made payable to

TCW Galileo                  Fund to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

(Same, except that you should include a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for a New Account Form.

Wire: Have your bank send your investment to:	(Same)

PNC Bank, Philadelphia PA

ABA No. 031-0000-53

Account No. 86-1282-4023

FBO TCW Galileo                  Fund

(Name on the Fund Account)

(Fund Account Number)

For same day credit to the Money Market Fund,

wires must be received by the transfer agent

prior to 12:00 p.m. Eastern time. Purchases

received after 12:00 p.m. earn dividends

commencing the next business day.

Via Exchange

Call the transfer agent at (800) 248-4486 or the Investor Relations Department at (800) FUND TCW (386-3829). The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486

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TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:

• your name(s) and signature(s) as they appear on the account form

• your account number

• the Fund name

• the dollar amount you want to sell or exchange

• how and where to send the proceeds

To reach the transfer agent at PFPC Inc., call toll free in the U.S. (800) 248-4486 Outside the U.S. (610) 312-5581 (collect)

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

By Telephone

Be sure the Fund has your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan:    Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $2,000 or more. Systematic Withdrawal plans are subject to a minimum annual withdrawal of $500.

44

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of each Fund except the Money Market Fund will be declared and paid monthly. Dividends from net investment income for the Money Market Fund will be declared and paid each weekday exclusive of days the New York Stock Exchange or the Fund’s custodian bank is closed. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

In any fiscal year in which the Funds qualify as regulated investment companies and distribute to shareholders all of their net investment income and net capital gains, the Funds are relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Statement of Additional Information and your tax adviser for further information.

45

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Money Market Fund

	Year Ended October 31,
	2002		2001		2000	1999	1998
Net Asset Value per Share, Beginning of Year	$1.00		$1.00		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income(2)	0.0170		0.0450		0.0579	0.0434	0.0519

Less Distributions:
Distributions from Net Investment Income	(0.0170)		(0.0450)		(0.0579)	(0.0434)	(0.0519)

Net Asset Value per Share, End of Year	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	1.74%		4.64%		5.94%	4.85%	5.31%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$514,817		$328,757		$232,175	$261,300	$242,451
Ratio of Expenses to Average Net Assets	0.35%	(1)	0.37%	(1)	0.38%	0.38%	0.40%	(1)
Ratio of Net Investment Income to Average Net Assets	1.70%		4.46%		5.80%	4.76%	5.19%

(1)The Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.35% (the reimbursement is less than 0.01%), 0.38% and 0.41% for the years ended October 31, 2002, 2001 and 1998, respectively.

(2)Computed using average shares throughout the period.

46

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Core Fixed Income Fund

	Year Ended October 31,
	2002(2)	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Year	$9.63	$9.23	$9.42	$9.89	$9.62

Income (Loss) from Investment Operations:
Net Investment Income(3)	0.50	0.57	0.57	0.57	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.03	0.42	(0.21)	(0.50)	0.29

Total from Investment Operations	0.53	0.99	0.36	0.07	0.84

Less Distributions:
Distributions from Net Investment Income	(0.49)	(0.59)	(0.55)	(0.54)	(0.57)

Net Asset Value per Share, End of Year	$9.67	$9.63	$9.23	$9.42	$9.89

Total Return	5.71%	11.01%	3.97%	0.69%	9.02%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$56,851	$63,262	$73,290	$70,666	$162,996
Ratio of Expenses to Average Net Assets	0.79%	0.73%	0.81%	0.58% (1)	0.62%
Ratio of Net Income to Average Net Assets	5.20%	6.07%	6.10%	5.83%	5.60%
Portfolio Turnover Rate	119.71%	92.81%	107.59%	136.63%	272.77%

(1)The Adviser has voluntarily agreed to reduce its fee from the Fund, or to pay the operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund to the average of the total expense rates as reported by Lipper, Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2002. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the year ended October 31, 1999.

(2)The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by less than $0.01, increase net realized gains and losses per share by less than $0.01 and decrease the ratio of net investment income to average net assets from 5.21% to 5.20%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)Computed using average shares outstanding throughout the period.

47

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo High Yield Bond Fund

	Year Ended October 31,
	2002(1)	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Year	$6.94	$7.82	$8.85	$9.20	$10.11

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.62	0.74	0.84	0.80	0.88
Net Realized and Unrealized (Loss) on Investments	(0.74)	(0.83)	(0.97)	(0.37)	(0.74)

Total from Investment Operations	(0.12)	(0.09)	(0.13)	0.43	0.14
Less Distributions:
Distributions from Net Investment Income	(0.65)	(0.79)	(0.90)	(0.78)	(0.90)
Distributions from Net Realized Gain	—	—	—	—	(0.15)

Total Distributions	(0.65)	(0.79)	(0.90)	(0.78)	(1.05)

Net Asset Value per Share, End of Year	$6.17	$6.94	$7.82	$8.85	$9.20

Total Return	(2.23)%	(1.39)%	(1.77)%	4.60%	1.18%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$277,422	$246,623	$195,986	$188,098	$165,702
Ratio of Expenses to Average Net Assets	0.88%	0.91%	0.91%	0.90%	0.85%
Ratio of Net Investment Income to Average Net Assets	9.02%	9.93%	9.80%	8.60%	8.89%
Portfolio Turnover Rate	55.18%	78.35%	64.29%	128.15%	92.24%

(1)The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $0.01, decrease net realized gains and losses per share by less than $0.01, and increase the ratio of net investment income to average net assets from 8.99% to 9.02%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)Computed using average shares outstanding throughout the period.

48

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Short Term Bond Fund

	Year Ended October 31,
	2002	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Year	$9.83	$9.60	$9.59	$9.60	$9.70

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.35	0.59	0.60	0.59	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	0.18	(0.02)	(0.09)	0.10

Total from Investment Operations	0.25	0.77	0.58	0.50	0.45

Less Distributions:
Distributions from Net Investment Income	(0.39)	(0.54)	(0.57)	(0.51)	(0.11)
Distributions from Paid-in-Capital	—	—	—	—	(0.44)

Total Distributions	(0.39)	(0.54)	(0.57)	(0.51)	(0.55)

Net Asset Value per Share, End of Year	$9.69	$9.83	$9.60	$9.59	$9.60

Total Return	2.64%	8.16%	6.21%	5.36%	4.73%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$20,205	$54,351	$60,925	$53,496	$43,639
Ratio of Expenses to Average Net Assets	1.00% (1)	0.64% (1)	0.62% (1)	0.75% (1)	0.83%
Ratio of Net Investment Income to Average Net Assets	3.56%	6.01%	6.26%	6.10%	3.61%
Portfolio Turnover Rate	107.51%	37.69%	27.97%	53.48%	68.40%

(1)The Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to the average of the total expense ratios as reported by Lipper, Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2002. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.17%, 0.79%, 0.77% and 0.80% for the years ended October 31, 2002, 2001, 2000 and 1999, respectively.

(2)Computed using average shares outstanding throughout the period.

49

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Total Return Bond Fund

	Year Ended October 31,
	2002	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Year	$9.81	$9.07	$8.96	$9.76	$9.91

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.76	0.60	0.59	0.62	0.84
Net Realized and Unrealized Gain (Loss) on Investments	0.13	0.71	0.12	(0.60)	(0.07)

Total from Investment Operations	0.89	1.31	0.71	0.02	0.77

Less Distributions:
Distributions from Net Investment Income	(0.75)	(0.57)	(0.60)	(0.82)	(0.87)
Distributions from Net Realized Gain	—	—	—	—	(0.05)

Total Distributions	(0.75)	(0.57)	(0.60)	(0.82)	(0.92)

Net Asset Value per Share, End of Year	$9.95	$9.81	$9.07	$8.96	$9.76

Total Return	9.43%	14.78%	8.32%	0.20%	8.20%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$134,474	$89,096	$71,115	$90,275	$101,501
Ratio of Expenses to Average Net Assets	0.70%	0.74%	0.77%	0.69%	0.70%
Ratio of Net Investment Income to Average Net Assets	7.78%	6.31%	6.63%	6.62%	8.52%
Portfolio Turnover Rate	25.89%	11.26%	8.44%	28.07%	27.95%

(1)Computed using average shares outstanding throughout the period.

50

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Galileo Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Galileo Funds, Inc.

c/o PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

On the Internet:

TCW GALILEO FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at http://www.sec.gov to view text-only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, N.W., Washington, DC 20549-0102 or by electronic request at the following e-mail address: www.publicinfo@sec.gov.

TCW Galileo Funds, Inc.

More information on the Fund is available free upon request, including the following:

Annual / Semi-Annual Report

Describes the Fund’s performance, lists portfolio holdings and contains a letter from the Fund’s portfolio manager discussing recent market conditions, economic trends and Fund strategies.

Statement of Additional Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus.

SEC file number: 811-7170

51

TCW Galileo

Funds, Inc.

This prospectus tells you about the Class I shares of nine of the separate investment funds offered by TCW Galileo Funds, Inc., each of which has different investment objectives and policies. Please read this document carefully, and keep it for future reference. Sometimes we will refer to the funds in this prospectus as the Galileo Equity Funds.

TCW Galileo Aggressive Growth Equities Fund

TCW Galileo Convertible Securities Fund

TCW Galileo Large Cap Growth Fund

TCW Galileo Large Cap Value Fund

TCW Galileo Opportunity Fund

TCW Galileo Select Equities Fund

TCW Galileo Small Cap Growth Fund

TCW Galileo Small Cap Value Fund

TCW Galileo Value Opportunities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2003

1

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Galileo Funds, Inc.	Investment Objectives	Principal Investment Strategies

TCW Galileo Aggressive Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of companies that appear to offer above average growth prospects.

TCW Galileo Convertible Securities Fund	High total return from current income and capital appreciation	Invests in convertible securities.

TCW Galileo Large Cap Growth Fund	Long-term capital appreciation	Invests in equity securities of large capitalization U.S. companies with above average earnings prospects.

TCW Galileo Large Cap Value Fund	Long-term capital appreciation	Invests in equity securities of large capitalization value companies.

TCW Galileo Opportunity Fund	Capital appreciation	Invests in equity securities of small capitalization companies.

TCW Galileo Select Equities Fund	Long-term capital appreciation	Invests in common stock of large capitalization companies.

TCW Galileo Small Cap Growth Fund	Long-term capital appreciation	Invests in equity securities issued by small capitalization growth companies.

TCW Galileo Small Cap Value Fund	Long-term capital appreciation	Invests in equity securities issued by small capitalization value companies.

TCW Galileo Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities of mid cap value companies.

2

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

All of the Galileo Equity Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Since shares of a Fund represent an investment of securities with fluctuating market prices, the value of Fund shares will vary as each Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in a Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	PRICE VOLATILITY

There is the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. The Aggressive Growth Equities, Opportunity, Small Cap Growth, Small Cap Value and Value Opportunities Funds are subject to greater price volatility than other funds because they invest primarily in securities of small or medium sized companies.

3

Each Fund may also be subject (in varying degrees) to the following risks:

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. The Aggressive Growth Equities, Opportunity, Small Cap Growth, Small Cap Value, and Value Opportunities Funds are subject to liquidity risk because they invest primarily in securities of small or medium sized companies. The Convertible Securities Fund is subject to liquidity risk because it may invest in lower quality securities.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. Each Fund is subject to foreign investing risk because it may invest in foreign company securities. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and each Fund may hold various foreign currencies, the value of the net assets of these Funds as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

•	JUNK BONDS

These bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The Convertible Securities Fund’s portfolio consists, at times, primarily of below investment grade corporate securities.

Each Fund may be more susceptible to some of the risks discussed on the previous page than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 40.

Because each Fund (except the Opportunity Fund) is non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, it may invest more than 5% of its total assets in the securities of any one issuer. Consequently, its exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

4

Performance Summary

The two tables below show each Fund’s annual and after-tax returns and its long-term performance with respect to its Class I shares. The barchart shows you how the Fund’s performance has varied from year to year and, except for the Opportunity and Small Cap Value Funds, includes the performance of the predecessor limited partnership of each Fund. The predecessor limited partnerships were managed by an affiliate of TCW Investment Management Company, using the same investment strategy as the Funds. The second table compares the before and after-tax returns of each Fund over time to that of a broad-based securities market index for the period of time the Fund has been registered with the Securities and Exchange Commission as an investment company under the Investment Company Act of 1940 (“1940 Act”). Both tables assume reinvestment of dividends and distributions.

The performance of the partnerships was calculated using performance standards applicable to private investment partnerships, which take into account all elements of total return and reflect the deduction of fees and expenses of operation. The predecessor limited partnerships were not registered under the 1940 act and, therefore, were not subject to certain investment restrictions imposed by 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended. If the limited partnerships had been registered under the 1940 Act their performance could have been adversely affected.

The performance information for the Opportunity Fund includes the performance of its predecessor fund (“Predecessor Fund”), which prior to December 14, 2001, was managed by SG Cowen Asset Management Inc. The performance of the Predecessor Fund in the tables was calculated using the fees and expenses Class I shares of the Predecessor Fund.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

Year by year total return (%)

as of December 31 each year

TCW Galileo Aggressive Growth Equities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 2.44%

5

TCW Galileo Convertible Securities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 4.27%

TCW Galileo Large Cap Growth Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is –0.90%

TCW Galileo Large Cap Value Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 0.71%

TCW Galileo Opportunity Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is –0.23%

TCW Galileo Select Equities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is –1.62%

6

TCW Galileo Small Cap Growth Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is –2.51%

TCW Galileo Small Cap Value Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 7.36%

TCW Galileo Value Opportunities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 5.13%

7

Best and worst quarterly performance during this period

Fund	Performance

• Aggressive Growth Equities Fund
Quarter ending December 31, 1999	65.37% (Best)
Quarter ending September 30, 2001	– 39.89% (Worst)

• Convertible Securities Fund
Quarter ending December 31, 1999	24.80% (Best)
Quarter ending September 30, 2001	– 16.64% (Worst)

• Large Cap Growth Fund
Quarter ending December 31, 1999	36.06% (Best)
Quarter ending March 31, 2001	– 30.16% (Worst)

• Large Cap Value Fund
Quarter ending December 31, 1998	20.90% (Best)
Quarter ending September 30, 2002	– 20.99% (Worst)

• Opportunity Fund
Quarter ending June 30, 1999	21.00% (Best)
Quarter ending September 30, 1998	– 21.57% (Worst)

• Select Equities Fund
Quarter ending December 31, 1999	31.16% (Best)
Quarter ending September 30, 2001	– 25.75% (Worst)

• Small Cap Growth Fund
Quarter ending December 31, 1999	80.25% (Best)
Quarter ending September 30, 2001	– 45.09% (Worst)

• Small Cap Value Fund
Quarter ending December 31, 2001	32.18% (Best)
Quarter ending September 30, 2002	– 32.34% (Worst)

• Value Opportunities Fund
Quarter ending December 31, 2001	30.09% (Best)
Quarter ending September 30, 2002	– 25.69% (Worst)

Average Annual Total Returns For the Periods ended December 31, 2002	1 year	5 years	From Inception/ Registration or 10 years

• Aggressive Growth Equities Fund

Return Before Taxes from Registration Date (6/3/96)	– 35.51%	0.87%	0.63%
Return After Taxes on Distributions from Registration Date	– 35.51%	– 0.24%	– 0.22%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 21.81%	1.53%	1.14%

S&P 400 Mid-Cap Index from Registration Date	– 14.51%	6.41%	10.59%

Return Before Taxes Including. Limited Partnership Performance	– 35.51%	– 0.87%	9.98%

8

Average Annual Total Returns For the Periods ended December 31, 2002	1 year	5 years	From Inception/ Registration or 10 years

• Convertible Securities Fund

Return Before Taxes from Registration Date (1/2/97)	– 21.36%	1.55%	4.31%
Return After Taxes on Distributions from Registration Date	– 23.08%	– 1.63%	0.96%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 13.08%	0.27%	2.39%

CS/First Boston Convertible Securities Index from Registration Date	– 8.13%	3.74%	5.83%

Return Before Taxes Including Limited Partnership Performance	– 21.36%	1.55%	7.37%	*

• Large Cap Growth Fund

Return Before Taxes from Registration Date (6/3/98)	– 29.93%	N/A	– 4.84%
Return After Taxes on Distributions from Registration Date	– 29.93%	N/A	– 5.71%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 18.37%	N/A	– 3.33%

S&P/BARRA Growth Index from Registration Date	– 23.59%	N/A	– 4.11%

Return Before Taxes Including Limited Partnership Performance	– 29.93%	– 1.64%	0.02%

• Large Cap Value Fund

Return Before Taxes from Registration Date (6/3/98)	– 18.04%	N/A	0.18%
Return After Taxes on Distributions from Registration Date)	– 18.36%	N/A	– 0.13%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 11.07%	N/A	0.01%

S&P/BARRA Value Index from Registration Date	– 20.86%	N/A	– 3.21%

Return Before Taxes Including Limited Partnership Performance	– 18.04%	1.79%	1.95%

• Opportunity Fund

Return Before Taxes	– 16.62%	3.98%	8.59%
Return After Taxes on Distributions	– 16.62%	3.41%	6.57%
Return After Taxes on Distributions and Sale of Fund Shares	– 10.20%	3.06%	6.20%

Russell 2000 Index	– 20.49%	– 1.36%	6.42%

9

Average Annual Total Returns For the Periods ended December 31, 2002	1 year	5 years	From Inception/ Registration or 10 years

• Select Equities Fund

Return Before Taxes from Registration Date (3/1/93)	– 30.36%	0.79%	8.05%
Return After Taxes on Distributions from Registration Date	– 30.36%	– 0.40%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 18.64%	0.72%	6.68%

S&P 500 Index from Registration Date	– 22.10%	– 0.59%	9.26%

Russell 1000 Growth Index from Registration Date	– 27.89%	– 3.84%	7.12%

Return Before Taxes Including Limited Partnership Performance	– 30.36%	0.79%	8.32%	*

• Small Cap Growth Fund

Return Before Taxes from Registration Date (3/1/94)	– 47.36%	– 9.49%	2.62%
Return After Taxes on Distributions from Registration Date	– 47.36%	– 9.83%	2.01%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 29.08%	– 6.74%	2.50%

Russell 2000 Index from Registration Date	– 20.49%	– 1.36%	5.71%

Return Before Taxes Including Limited Partnership Performance	– 47.36%	– 9.49%	3.80%	*

• Small Cap Value Fund

Return Before Taxes	– 30.55%	N/A	– 2.91%
Return After Taxes on Distributions	– 30.55%	N/A	– 3.28%
Return After Taxes on Distributions and Sale of Fund Shares	– 18.76%	N/A	– 2.48%

Russell 2000 Value Index	– 11.43%	N/A	7.63%

• Value Opportunities

Return Before Taxes from Registration Date (11/3/97)	– 27.25%	11.01%	10.68%
Return After Taxes on Distributions from Registration Date	– 27.25%	9.68%	9.39%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 16.73%	8.58%	8.32%

Russell MidCap Value Index from Registration Date	– 9.65%	2.45%	4.27%

Return Before Taxes Including Limited Partnership Performance	– 27.25%	11.01%	13.15%

*Represents the ten year return

10

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class I shares of the Funds have no sales charge (load) or Rule 12b-1 distribution fees.

FEE TABLE

		Aggressive Growth Equities	Convertible Securities	Large Cap Growth		Large Cap Value	Opportunity		Select Equities	Small Cap Growth	Small Cap Value		Value Oppor- tunities

Shareholder Transaction Fees
1)	Redemption Fees	None	None	None		None	None		None	None	None		None
2)	Exchange Fees	None	None	None		None	None		None	None	None		None
3)	Contingent Deferred Sales Load	None	None	None		None	None		None	None	None		None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None		None	None		None	None	None		None
5)	Maximum Sales Charge (Load) on Purchases	None	None	None		None	None		None	None	None		None

Annual Fund Operating Expenses
	Management Fees	1.00%	0.75%	0.55%		0.55%	0.90%		0.75%	1.00%	1.00%		0.80%
	Distribution (12b-1) Fees	None	None	None		None	None		None	None	None		None
	Other Expenses	0.22%	0.36%	1.24%		0.17%	0.41%		0.11%	0.19%	0.89%		0.15%

	Total Annual Fund Operating Expenses	1.22%	1.11%	1.79%	(1)	0.72%	1.31%	(2)	0.86%	1.19%	1.89%	(3)	0.95%

(1) The Adviser voluntarily agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating Expenses to 1.49% of Net Assets through October 31, 2002.

(2) The Adviser voluntarily agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund Operating Expenses to 1.15% of Net Assets through October 31, 2002.

(3) The Adviser voluntarily agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund Operating Expenses to 1.56% of Net Assets through October 31, 2002.

11

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years

Aggressive Growth Equities	$124	$387	$670	$1,477
Convertible Securities	$113	$353	$612	$1,352
Large Cap Growth	$182	$563	$970	$2,105
Large Cap Value	$74	$230	$401	$894
Opportunity Fund	$133	$415	$718	$1,579
Select Equities	$88	$274	$477	$1,061
Small Cap Growth	$121	$378	$654	$1,443
Small Cap Value	$192	$594	$1,021	$2,212
Value Opportunities	$97	$303	$525	$1,166

12

TCW Galileo Aggressive Growth Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund anticipates that at least 80% of the value of its net assets (including amounts borrowed for investment purposes) will be invested (except when maintaining a temporary defensive position) in equity securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will be primarily invested in issuers which are characterized as “growth” companies according to criteria established by the Adviser. In managing the Fund’s investments, the Adviser will focus on emerging companies that exhibit this characteristic.

Concepts to understand

Emerging growth companies are companies that are likely to show high growth through reinventing an existing industry or pioneering a new industry.

The Adviser utilizes a “bottom-up” approach to identify securities for investment. First, the Adviser uses quantitative and qualitative criteria to screen companies. The Adviser then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least one or more of the following factors:

•	a demonstrated record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a price/earnings ratio which is less than the Adviser’s internally estimated three-year earnings growth rate

•	a large and growing market share

•	a strong balance sheet

•	significant ownership interest by management and a strong management team.

Typically, the Fund sells an individual security when the company fails to meet

13

expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Christopher J. Ainley and Douglas S. Foreman are the Fund’s portfolio managers.

14

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of larger companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of medium-sized companies may be less liquid than the securities of large-sized companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies. In addition, the Fund may be subject to liquidity risk because it may invest in debt instruments rated below investment grade.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods, and may increase the volatility of the Fund’s share price.

15

TCW Galileo Convertible Securities Fund

Investment Objectives/Approach

The Fund seeks high total return from current income and capital appreciation. To pursue this goal, the Fund (except when maintaining a temporary defensive position) invests at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in convertible securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund may invest in synthetic convertible securities whereby a company issues its own bonds or debentures convertible into the stock of another company.

Concepts to understand

Convertible securities are corporate securities that may be exchanged for a set number of shares of common stock or other securities, such as warrants or options of the issuer at a predetermined price (the conversion price). They can be in the form of equity or debt.

In managing the Fund’s investments, the Adviser typically considers the following factors when determining which securities to select:

•	the Adviser’s own evaluations of the creditworthiness of the issuers of the securities using traditional credit analysis

•	the interest or dividend income generated by the securities

•	the potential for capital appreciation of the securities and the underlying common stocks

•	the protection against price declines relative to the underlying common stocks

•	the prices of the securities relative to other comparable securities

•	whether the securities have protective conditions

•	the diversification of the Fund’s investments

•	the ratings assigned to the securities

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate

16

and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences, such as increased realized gains, for investors.

Mohan Kapoor and Thomas D. Lyon are the Fund’s portfolio managers.

17

Main Risks

The Fund holds primarily convertible securities, which may go up or down in value, in accordance with moves in the convertible securities’ underlying stock, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. A convertible security may lose all of its value if the value of the underlying common stock falls below the conversion price of the security.

The primary risks affecting this Fund are “credit risk,” “interest rate risk,” “liquidity risk” and, to a lesser extent, “foreign investing risk.”

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund may be subject to greater credit risk, because it invests in convertible debt securities that are below investment grade. These securities rated below investment grade are also commonly known as “junk” bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Debt securities that are rated below investment grade are considered to be speculative. This is especially true during periods of economic uncertainty or during economic downturns. Accordingly, the Fund’s investment in junk bonds entails a greater risk than an investment in higher rated securities. Below investment grade securities are often issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The lower a bond is rated, the greater its credit risk. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because lower quality securities may be less liquid than higher quality securities, the Fund may be more susceptible to liquidity risk than funds that invest in higher quality securities. A security whose credit rating has been lowered may be particularly difficult to sell. Because the Fund may invest a portion of its assets in securities issued by foreign companies, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and changes in currency exchange rates

18

•	withholding taxes

•	a lack of adequate company information

The risks of foreign investing are even more pronounced if the Fund invests in emerging markets. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance you could lose money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

19

TCW Galileo Large Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization U.S. companies with above-average earnings prospects. It will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in companies with a market capitalization of greater than $3 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

Growth companies are companies exhibiting faster than average gains in earnings and which are expected to continue to show high levels of growth gain.

In managing the Fund’s investments, the Adviser seeks to invest in companies that will have reported earnings that exceed analysts’ expectations (i.e., potential for earnings surprises). The Adviser utilizes “bottom-up” fundamental research to identify these companies. The Adviser performs fundamental research by using techniques such as:

•	making company visits

•	attending industry conferences

•	maintaining communication with company management

The Adviser then uses the information that it has obtained from its fundamental research to analyze the company’s long-term growth potential, future earnings and cash flow.

The Adviser uses quantitative and qualitative screening criteria to determine which companies to subject to its fundamental analysis.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate

20

and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Wendy S. Barker, Douglas S. Foreman and Philip Propper de Callejon, Jr. are the Fund’s portfolio managers.

21

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this Fund is “price volatility.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility risk because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

22

TCW Galileo Large Cap Value Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value its net assets (including amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest mostly in “value companies.”

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

In managing the Fund’s investments, the Adviser seeks to invest in attractively valued equity securities of companies where the return on invested capital is improving. The Adviser utilizes bottom-up fundamental research to identify these companies. The Adviser performs fundamental research by using techniques such as:

•	making company visits

•	financial screening to identify companies

•	maintaining a disciplined approach to stock selection and portfolio construction

The Adviser will use both quantitative and qualitative screening criteria to supplement the scope of fundamental research.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

23

The Fund may invest some assets in options. This practice is used primarily to hedge the Fund’s portfolio but it may be used to increase returns; however, this practice sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

24

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this Fund is “price volatility.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

25

TCW Galileo Opportunity Fund

Investment Objectives/Approach

The Fund seeks capital appreciation. Current income is incidental.

To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its total assets in equity securities issued by companies with market capitalizations, at the time of acquisition, of $2 billion or less. The Fund may invest in up to 10% of its assets in securities of similar foreign companies or in American Depository Receipts of such companies. The Fund may also write covered call options.

Concepts to understand

Small-Sized Companies. The Fund seeks long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Adviser tries to identify those companies that have fallen out of favor and whose stock is selling below what the Adviser believes is its real value. The Adviser looks for those stocks with a potential catalyst such as new products, technologies, or management that will trigger an increase in their value. The Adviser analyzes each candidate’s fundamental strength, looking for companies with well positioned product lines and experienced management with equity ownership. In the course of this analysis, the Adviser often discovers that many individual stocks in a particular industry or market sector offer attractive investment opportunities. The Adviser’s analysis finds that frequently the market undervalues entire industries and sectors, offering a cluster of candidates that meet the investment criteria. As a result, the Adviser may focus the Fund’s investments in a number of industries that the Adviser’s analysis has revealed as poised for growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common stocks or preferred stocks, securities convertible into common or preferred stocks such as convertible

26

bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor, or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors.

William R. Church and Diane E. Jaffee are the Fund’s portfolio managers.

27

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility”, “liquidity risk” and foreign investing risk”. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. Liquidity risk refers to the possibility that the Fund may lose money or be presented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Because the Fund may invest a portion of its assets in securities issued by foreign companies, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance that you could lost money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

28

TCW Galileo Select Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. Performance should be measured over a full market cycle.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

To pursue this goal, the Fund invests primarily in the common stocks of larger companies. The investment philosophy underlying our strategy is a highly focused approach which seeks to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. Except when maintaining a temporary defensive position, the Fund anticipates that at least 80% of the value of its net assets (including amounts borrowed for investment purposes) will be invested in equity securities of these companies. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of this change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, in the Adviser’s opinion the security becomes fully valued, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund may invest some assets in options, futures and foreign currency futures and forward contracts. These practices are used primarily to hedge the

29

Fund’s portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Glen E. Bickerstaff and Leigh R. Crawford are the Fund’s portfolio managers.

30

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “foreign investing risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Although the Fund is subject to price volatility because of its stock investments, it is subject to less price volatility than funds that invest in the securities of smaller companies. Because the Fund may invest a portion of its assets in securities issued by foreign companies, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance you could lose money over the short-term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

31

TCW Galileo Small Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Standard & Poor’s Small Cap 600 Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2002, the market capitalization of companies included in the Standard & Poor’s Small Cap 600 Index was between $33.6 million and $3.0 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Small-Sized Companies seek long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Adviser pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to monitor securities in the Fund’s portfolio.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

Douglas S. Foreman, Christopher J. Ainley and Nicholas J. Capuano are the Fund’s portfolio managers.

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Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

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TCW Galileo Small Cap Value Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in equity securities issued by value companies with market capitalizations, at the time of acquisition, within the range of the companies comprising the Standard & Poor’s Small Cap 600 Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2002, the market capitalization of companies included in the Standard & Poor’s Small Cap 600 Index was between $33.6 million and $3.0 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Adviser’s estimate of the company’s 24 month sustainable earnings.

Emerging Growth Company: When a company has the potential for a significant annual growth rate, a proprietary product and/or pre-eminent market position, with a price/earnings multiple of generally not more than half the expected growth rate.

In managing the Fund’s investments, the Adviser generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets or undervalued growth potential

•	are in a turnaround situation

•	are emerging growth companies

The Adviser performs fundamental analysis on each company. This includes a review of available financial and other business information, company visits and management interviews.

Investments will be sold for reasons such as when it is judged by the Adviser that a company will not achieve anticipated results or when the investment becomes fully valued.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade

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debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Nicholas F. Galluccio and Susan I. Schottenfeld are the Fund’s portfolio managers.

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Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

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TCW Galileo Value Opportunities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with market capitalizations, at time of acquisition, within the capitalization range of the companies comprising the Russell MidCap Value Index. As of December 31, 2002, the market capitalization of companies included in the Russell MidCap Value Index was between $200 million and $10.8 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Adviser’s estimate of the company’s 24 month sustainable earnings.

In managing the Fund’s investments, the Adviser generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets

•	have undervalued growth potential

•	are in a turnaround situation

The Adviser also utilizes fundamental analysis on each company. This includes a review of available financial information, company visits and management interviews.

Investments will be sold for reasons such as when it is judged by the Adviser that a company will not achieve anticipated results or when the investment becomes fully valued.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the

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collateral should the borrower fail financially.

Nicholas F. Galluccio and Susan I. Schottenfeld are the Fund’s portfolio managers.

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Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

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Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

General Investment Risk

Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up.

Prices of many securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

The Adviser may temporarily invest up to 100% of a Fund’s assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

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Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of the Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign security will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and some of the Funds hold various foreign currencies from time to time, the value of the net assets of those Funds as measured in

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United States dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, certain of the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, a Fund is not obligated to do so and, depending on the availability and cost of these services, the Fund may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. Please see the Statement of Additional Information for further information.

The forward currency market for the purchase or sale of U.S. dollars in most countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regards to forward contracts for local Latin American currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event the Funds hold securities denominated in a currency that suffers a devaluation, the Funds’ net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

Credit Risk

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Because convertible securities may be rated below investment grade, they are subject to greater credit risk.

The Funds may invest in convertible securities rated below investment grade. Debt securities that are rated below investment grade are considered to be speculative. Those debt securities rated below investment grade are also commonly known as “junk bonds”. These securities are regarded as bonds predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of the Funds’ investment objective will be more

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dependent on the adviser’s analysis than would be the case if the Funds were investing in higher quality debt securities. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. More, the secondary trading market for lower quality securities may be less liquid than the market for investment grade securities. This potential lack of liquidity may make it more difficult for the Adviser to accurately value certain portfolio securities.

Non-Diversified Status

Because a relatively high percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, a Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Each of the Galileo Equity Funds, except the Opportunity Fund, is non-diversified for 1940 Act purposes and as such may invest a larger percentage of its assets in individual issuers than a diversified investment company. In this regard, the Fund is not subject to the general limitation that it not invest more than 5% of its total assets in the securities of any one issuer. To the extent the Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, each Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

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Management of the Funds

Investment Adviser

The Funds’ investment adviser is TCW Investment Management Company (the “Adviser”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2002, the Adviser and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $80 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*

Christopher J. Ainley	Group Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Wendy S. Barker	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Glen E. Bickerstaff

Group Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since May 1998. Previously, he was senior portfolio manager and Vice President of Transamerica Investment Services.

Nicholas J. Capuano	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
William R. Church

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since January 2002. Previously, he was a Vice President and Senior Investment Officer of SG Cowen Asset Management., Inc. Prior to July 1998, Mr. Church was a Class I Limited Partner of Cowen Asset Management, Inc. and Managing Director of Cowen Incorporated.

Leigh R. Crawford	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West
Douglas S. Foreman	Group Managing Director and Chief Investment Officer-U.S. Equities, the Adviser, TCW Asset Management Company and Trust Company of the West.
Nicholas F. Galluccio	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Diane E. Jaffee

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since January 2002. Previously, she was an Investment Officer of SG Asset Management, Inc. Prior to July 1998, Ms. Jaffee was a Director and Portfolio Manager of Cowen Asset Management Inc.

Mohan Kapoor	Senior Vice President, the Adviser, TCW Asset Management Company and Trust Company of the West.
Thomas D. Lyon

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since November, 1997. Previously, he was Vice President—Portfolio Management with Transamerica Investment Services.

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Thomas K. McKissick	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Philip Propper de Callejon, Jr.	Senior Vice President, the Adviser, TCW Asset Management Company and Trust Company of the West
Susan I. Schottenfeld	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
N. John Snider

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since April 2000. Previously Mr. Snider was a Vice President and Portfolio Manager at Provident Investment Counsel from October 1998 to April 2000. Prior to that, he was a portfolio manager at Arco Investment Management Company.

*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

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Advisory Agreements

The Fund and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Adviser to manage the investment of their assets, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. The Adviser also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. In addition, the Adviser may reimburse third party administrators for retirement plan shareholder servicing expenses. Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)

Aggressive Growth Equities	1.00%
Convertible Securities	0.75%
Large Cap Growth	0.55%
Large Cap Value	0.55%
Opportunity	0.90%
Select Equities	0.75%
Small Cap Growth	1.00%
Small Cap Value	1.00%
Value Opportunities Fund	0.80%

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties under the agreement.

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Multiple Class Structure

Certain of the Galileo Funds currently offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the Funds contained in this Prospectus (except the Convertible Securities Fund) offer N Class shares. The Aggressive Growth Equities, Large Cap Value, Opportunity, Select Equities, Small Cap Growth, Small Cap Value and Value Opportunities Funds also offer K Class shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N and Class K shares are also offered at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N and Class K shares. Because these fees are paid out of the Fund’s Class N and Class K assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Class K shares are also subject to an administrative services fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class K shares.

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YOUR INVESTMENT

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for Fund shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Orders received by a Fund’s transfer agent from dealers, brokers or other service providers after NAV for the day is determined will receive that same day’s NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. and were transmitted to and received by the transfer agent. A Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund pursuant to procedures established by the Funds’ Board.

Minimums

	Initial	IRA	Additional

All Equity Funds	$2,000	$500	$250

The TCW Galileo Funds, Inc. may waive the minimum and subsequent investments. All investments must be in U.S. dollars. Third-party checks, except those payable to an existing shareholder, will not be accepted. If your check or wire does not clear, you will be responsible for any loss a Fund incurs.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the payment date or until payment is collected, whichever is earlier.

Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

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•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee or address different than what is on our records

A Medallion signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class I Galileo Fund into another. You must meet the investment minimum for the Fund you are exchanging into. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem Fund shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of Fund shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

General policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.

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Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

Large Redemption Amounts

Each Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations ( for example, if it equals more than $250,000 or represents more than 1% of the Fund’s assets).

Each Fund restricts excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year). You are limited to one exchange of shares in the same Fund during any 15-day period except investors in 401(k) and other group retirement accounts, investors who purchase shares through certain broker-dealers and asset allocation accounts managed by the Adviser or an affiliate. Each Fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, are likely to engage in excessive trading

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

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TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing

Complete the New Account Form. Mail your New
Account Form and a check made payable to

TCW Galileo                  Fund to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

(Same, except that you should include a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for New Account Form.

Wire: Have your bank send your investment to:	(Same)

PNC Bank, Philadelphia PA ABA No. 031-0000-53 Account No. 86-1282-4023 FBO TCW Galileo Fund (Name on the Fund Account) (Fund Account Number)

Via Exchange

Call the transfer agent at (800) 248-4486 or the Investor Relations Department at (800) FUND TCW (386-3829). The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

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TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:

•your name(s) and signature(s) as on the account form

•your account number

•the Fund name

•the dollar amount you want to sell or exchange

•how and where to send the proceeds

To reach the transfer agent, PFPC Inc., call toll free in the U.S. (800) 248-4486 Outside the U.S. (610) 312-5581 (collect)

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

By Telephone

Be sure the Fund has your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan:    Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $2,000 or more. Systematic Withdrawal plans are subject to a minimum annual withdrawal of $500.

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Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of each Fund will be declared and paid annually except for the Convertible Securities Fund, which will declare and pay dividends quarterly. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

In any fiscal year in which the Funds qualify as regulated investment companies and distribute to shareholders all of their net investment income and net capital gains, the Funds are relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Statement of Additional Information and your tax adviser for further information.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Aggressive Growth Equities Fund

	Year Ended October 31,
	2002	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Year	$10.14	$28.11	$22.29	$11.35	$9.40

Investment (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.11)	(0.13)	(0.25)	(0.14)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(2.23)	(16.92)	8.80	12.68	2.06

Total from Investment Operations	(2.34)	(17.05)	8.55	12.54	1.95

Less Distributions:
Distributions from Net Realized Gain	—	(0.92)	(2.73)	(1.60)	—

Net Asset Value per Share, End of Year	$7.80	$10.14	$28.11	$22.29	$11.35

Total Return	(23.08)%	(62.42)%	40.14%	121.34%	20.74%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$60,328	$91,698	$254,452	$168,193	$84,904
Ratio of Expenses to Average Net Assets	1.22%	1.18%	1.13%	1.14%	1.17%
Ratio of Net Investment (Loss) to Average Net Assets	(1.06)%	(0.83)%	(0.82)%	(0.79)%	(1.03)%
Portfolio Turnover Rate	20.92%	25.47%	44.85%	64.12%	55.36%

(1)Computed using average shares throughout the period.

54

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Convertible Securities Fund

	Year Ended October 31,
	2002(2)	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Year	$8.98	$15.17	$12.66	$10.53	$11.41

Income (Loss) from Investment Operations:
Net Investment Income(3)	0.44	0.44	0.40	0.41	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(1.96)	(4.31)	3.63	2.56	(0.08)

Total from Investment Operations	(1.52)	(3.87)	4.03	2.97	0.29
Less Distributions:
Distributions from Net Investment Income	(0.43)	(0.48)	(0.45)	(0.34)	(0.42)
Distributions from Net Realized Gain	—	(1.84)	(1.07)	(0.50)	(0.75)

Total Distributions	(0.43)	(2.32)	(1.52)	(0.84)	(1.17)

Net Asset Value per Share, End of Year	$7.03	$8.98	$15.17	$12.66	$10.53

Total Return	(17.54)%	(28.37)%	33.59%	29.68%	2.69%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$46,817	$51,388	$73,628	$49,830	$27,388
Ratio of Expenses to Average Net Assets	1.11%	1.04%	1.06%	1.03%	1.05% (1)
Ratio of Net Investment Income to Average Net Assets	5.32%	4.05%	2.64%	3.53%	3.34%
Portfolio Turnover Rate	146.10%	169.18%	193.02%	150.91%	139.65%

(1)The Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.05% of net assets through December 31, 1998. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.16% for the year ended October 31, 1998.

(2)The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by less than $0.01, decrease net realized gains and losses per share by less than $0.01 and decrease the ratio of net investment income to average net assets from 5.37% to 5.32%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)Computed using the average shares outstanding throughout the period.

55

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Large Cap Growth Fund

	Year Ended October 31,				June 3, 1998 (Commencement of Operations) Through October 31, 1998
	2002	2001	2000	1999
Net Asset Value per Share, Beginning of Period	$8.63	$17.97	$16.58	$11.18	$10.00

Income (Loss) from Investment Operations:
Net Investment (Loss)(4)	(0.04)	(0.09)	(0.09)	(0.09)	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.88)	(7.85)	2.42	6.00	1.18

Total from Investment Operations	(1.92)	(7.94)	2.33	5.91	1.18

Less Distributions:
Distributions from Net Realized Gain	—	(1.40)	(0.94)	(0.51)	—

Net Asset Value per Share, End of Period	$6.71	$8.63	$17.97	$16.58	$11.18

Total Return	(22.25)%	(47.53)%	13.97%	54.59%	11.80%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,138	$12,889	$26,247	$23,164	$7,800
Ratio of Expenses to Average Net Assets	1.49% (3)	1.45% (3)	1.04%	1.30%	0.91%	(2)(3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.52)%	(0.84)%	(0.46)%	(0.64)%	(0.07)%	(2)
Portfolio Turnover Rate	33.31%	134.42%	113.62%	78.02%	50.76%	(1)

(1)For the period June 3, 1998 (commencement of operations) through October 31, 1998 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to the average of the total expense ratios as reported by Lipper Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.79% and 1.51% for the years ended October 31, 2002 and 2001 and 2.53% for the period June 3, 1998 (commencement of operations) through October 31, 1998.

(4)Computed using average shares outstanding throughout the period.

56

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Large Cap Value Fund

	Year Ended October 31,				June 3, 1998 (Commencement of Operations) Through October 31, 1998
	2002	2001	2000	1999
Net Asset Value per Share, Beginning of Period	$10.99	$14.12	$11.82	$10.12	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(4)	0.09	0.08	0.10	0.09	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.25)	(3.12)	2.31	1.66	0.08

Total from Investment Operations	(1.16)	(3.04)	2.41	1.75	0.12

Less Distributions:
Distributions from Net Investment Income	(0.08)	(0.09)	(0.11)	(0.05)	—

Net Asset Value per Share, End of Period	$9.75	$10.99	$14.12	$11.82	$10.12

Total Return	(10.68)%	(21.62)%	20.46%	17.30%	1.20%	(1)

Ratios/Supplemental Data
Net Assets, End of Period (in thousands)	$112,716	$137,425	$134,388	$66,234	$7,505
Ratio of Expenses to Average Net Assets	0.72%	0.72%	0.79%	0.85%	0.55%	(2)(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.80%	0.67%	0.75%	0.79%	1.04%	(2)
Portfolio Turnover Rate	57.35%	82.83%	108.54%	142.36%	83.84%	(1)

(1)For the period June 3, 1998 (commencement of operations) through October 31, 1998 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1998. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.48% for the period June 3, 1998 (commencement of operations) through October 31, 1998.

(4)Computed using average shares outstanding throughout the period.

57

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information for the period ended October 31, 2002 has been audited by Deloitte & Touche LLP, whose report, along with the Company’s financial statements, are included in the annual report, which is available upon request. The information for the prior fiscal years has been audited by other independent auditors.

TCW Galileo Opportunity Fund

	December 1, 2001 Through October 31, 2002		Year Ended November 30,
			2001(5)	2000(5)	1999(5)	1998(5)	1997(5)
Net Asset Value per Share, Beginning of Period	$10.41		$9.30	$7.03	$5.91	$9.63	$9.67

Income (Loss) from Investment Operations:
Investment Income (Loss)	(0.03	)(4)	(0.03)	(0.02)	(0.02)	(0.02)	(0.02)
Net Realized and Unrealized (Loss) on Investments	(1.07)		1.43	2.29	1.14	(2.00)	1.17

Total from Investment Operations	(1.10)		1.40	2.27	1.12	(2.02)	1.15

Less Distributions:
Distributions from Net Realized Gain	(0.61)		(0.29)	—	—	(1.70)	(1.19)

Net Asset Value per Share, End of Period	$8.70		$10.41	$9.30	$7.03	$5.91	$9.63

Total Return	(11.36)%(1)		15.38%	32.32%	19.04%	(24.71)%	13.82%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,150		$10,055	$8.631	$9,339	$19,051	$52,944
Ratio of Expenses to Average Net Assets	1.15%	(2)(3)	1.27%	1.30%	1.27%	1.14%	1.02%
Ratio of Net Investment (Loss) to Average Net Assets	(0.27)%	(2)	(0.35)%	(0.21)%	(0.35)%	(0.34)%	(0.19)%
Decrease Reflected on Above Ratios Due to Expense Reimbursements/Waivers	—		—	—	—	0.01%	0.06%
Portfolio Turnover Rate	41.83%	(1)	111%	164%	150%	124%	159%

(1)For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to the average of the total expense ratios as reported by Lipper Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.31% for the period December 1, 2001 through October 31, 2002.

(4)Computed using average shares outstanding throughout the period.

(5)Reflects the I Class of the former SG Cowen Opportunity Fund adjusted for the exchange.

58

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Select Equities Fund

	Year Ended October 31,
	2002	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Year	$14.45	$25.68	$20.69	$16.89	$19.29

Income (Loss) from Investment Operations:
Net Investment (Loss)(2)	(0.08)	(0.09)	(0.08)	(0.07)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(2.64)	(9.82)	5.99	6.32	3.38

Total from Investment Operations	(2.72)	(9.91)	5.91	6.25	3.36

Less Distributions:
Distributions from Net Realized Gain	—	(1.32)	(0.92)	(2.45)	(5.76)

Net Asset Value per Share, End of Year	$11.73	$14.45	$25.68	$20.69	$16.89

Total Return	(18.82)%	(40.36)%	29.38%	42.12%	23.83%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$983,646	$787,637	$607,897	$288,546	$184,865
Ratio of Expenses to Average Net Assets	0.86%	0.87%	0.85% (1)	0.88%	0.86%
Ratio of Net Investment (Loss) to Average Net Assets	(0.56)%	(0.52)%	(0.31)%	(0.39)%	(0.14)%
Portfolio Turnover Rate	3.31%	12.25%	52.37%	48.29%	103.51%

(1)The Adviser has voluntarily agreed to reduce its fees, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to the average of the total expense ratios as reported by Lipper Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2000. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.86% for the year ended October 31, 2000.

(2)Computed using average shares outstanding throughout the period.

59

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Small Cap Growth Fund

	Year Ended October 31,
	2002	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Year	$15.28	$37.71	$30.81	$16.48	$18.74

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.16)	(0.15)	(0.32)	(0.22)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	(4.89)	(21.54)	9.29	14.82	(0.90)

Total from Investment Operations	(5.05)	(21.69)	8.97	14.60	(1.08)

Less Distributions:
Distributions from Net Realized Gain	—	(0.74)	(2.07)	(0.27)	(1.18)

Net Asset Value per Share, End of Year	$10.23	$15.28	$37.71	$30.81	$16.48

Total Return	(33.05)%	(58.44)%	28.91%	89.63%	(5.98)%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$71,362	$143,672	$375,377	$240,792	$116,050
Ratio of Expenses to Average Net Assets	1.19%	1.14%	1.12%	1.14%	1.13%
Ratio of Net Investment (Loss) to Average Net Assets	(1.09)%	(0.64)%	(0.74)%	(0.94)%	(0.95)%
Portfolio Turnover Rate	29.01%	29.24%	50.94%	74.52%	63.67%

(1)Computed using average shares outstanding throughout the period.

60

Financial Highlights

The Financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had invested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Small Cap Value Fund

	Year Ended October 31,		June 14, 2000 (Commencement of Operations) Through October 31, 2000
	2002	2001
Net Asset Value per Share, Beginning of Period	$10.99	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment (Loss)(5)	(0.13)	(0.10)	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.40)	0.36	0.97

Total from Investment Operations	(2.53)	0.26	0.97

Less Distributions:
Distributions from Net Realized Gain	(0.03)	(0.24)	—

Net Asset Value per Share, End of Period	$8.43	$10.99	$10.97

Total Return	(23.12)%	2.43%	9.70%	(1)

Ratios/Supplemental Data
Net Assets, End of Period (in thousands)	$11,688	$4,174	$1,078
Ratio of Expenses to Average Net Assets	1.56% (3)	1.58% (3)	1.55%	(2)(3)
Ratio of Net Investment (Loss) to Average Net Assets	(1.14)%	(0.85)%	—%	(2)(4)
Portfolio Turnover Rate	72.35%	77.09%	32.18%	(1)

(1)For the period June 14, 2000 (commencement of operations) through October 31, 2000 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to the average of the total expense rates as reported by Lipper Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.89% and 6.09% for the years ended October 31, 2002 and 2001 and 7.52% for the period June 14, 2000 (commencement of operations) through October 31, 2000.

(4)Ratio of net investment income to average net assets in less than 0.01%.

(5)Computed using average shares outstanding throughout the period.

61

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Value Opportunities Fund

	Year Ended October 31,				November 3, 1997 (Commencement of Operations) Through October 31, 1998
	2002	2001	2000	1999
Net Asset Value per Share, Beginning of Period	$15.94	$14.87	$11.23	$9.24	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.06)	(0.01)	0.05	(0.01)	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.67)	2.38	4.80	2.00	(0.75)

Total from Investment Operations	(2.73)	2.37	4.85	1.99	(0.75)

Less Distributions:
Distributions from Net Investment Income	—	(0.06)	—	—	(0.01)
Distributions from Net Realized Gain	(0.16)	(1.24)	(1.21)	—	—

Total Distributions	(0.16)	(1.30)	(1.21)	—	(0.01)

Net Asset Value per Share, End of Period	$13.05	$15.94	$14.87	$11.23	$9.24

Total Return	(17.39)%	17.56%	47.19%	21.54%	(7.49)%	(1)

Ratios/Supplemental Data
Net Assets, End of Period (in thousands)	$274,297	$347,960	$58,644	$30,238	$28,634
Ratio of Expenses to Average Net Assets	0.95%	1.02%	1.15%	1.18%	1.16%	(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34)%	(0.04)%	0.41%	(0.10)%	0.05%	(2)
Portfolio Turnover Rate	84.85%	75.80%	137.41%	140.07%	97.30%	(1)

(1)For the period November 3, 1997 (commencement of operations) through October 31, 1998 and not indicative of a full year’s operating results.

(2)Annualized.

(3)Computed using average shares outstanding throughout the period.

62

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Galileo Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Galileo Funds, Inc.

PFPC Inc.,

P.O. Box 9821

Providence, R.I. 02940-8021

On the Internet:

TCW GALILEO FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at http://www.sec.gov to view text-only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, N.W., Washington, DC 20549-0102 or electronic request at the following e-mail address: www.publicinfo@sec.gov.

TCW Galileo Funds, Inc.

More information on the Fund is available free upon request, including the following:

Annual / Semi-Annual Report

Describes the Fund’s performance, lists portfolio holdings and contains a letter from the Fund’s portfolio manager discussing recent market conditions, economic trends and Fund strategies.

Statement of Additional Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus.

SEC file number: 811-7170

63

TCW Galileo

Funds, Inc.

This prospectus tells you about the Class I shares of five of the separate investment funds offered by TCW Galileo Funds, Inc., each of which has different investment objectives and policies. Please read this document carefully, and keep it for future reference. Sometimes we will refer to the Funds in this Prospectus as the Galileo International Funds.

TCW Galileo Asia Pacific Equities Fund

TCW Galileo Emerging Markets Equities Fund

TCW Galileo Emerging Markets Income Fund

TCW Galileo European Growth Equities Fund

TCW Galileo Select International Growth Equities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2003

1

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Galileo Funds, Inc.	Investment Objective	Principal Investment Strategies

TCW Galileo Asia Pacific Equities Fund	Long-term capital appreciation	Invests in equity securities of companies in the Asia Pacific Region, except Australia, Japan and New Zealand, or securities convertible into such equity securities.

TCW Galileo Emerging Markets Equities Fund	Long-term capital appreciation	Invests in equity securities of companies in emerging market countries around the world.

TCW Galileo Emerging Markets Income Fund	High total return from current income and capital appreciation	Invests in debt securities issued by Emerging Market Country governments or their agencies or instrumentalities or private corporate issuers.

TCW Galileo European Growth Equities Fund	Long-term capital appreciation	Invests in equity securities issued by European companies.

TCW Galileo Select International Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of non-U.S. companies in both developed and emerging market countries around the world.

2

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Fund will do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

All of the Galileo International Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in the Funds’ portfolio will underperform the other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. Each Fund is subject to foreign investing risk because it invests primarily in the assets of foreign governments or companies. Because each Fund invests in securities of emerging market countries, the risk factors listed above are more likely to occur. In addition, because foreign securities generally are

3

denominated and pay dividends or interest in foreign currencies, and the Galileo International Funds hold various foreign currencies, the value of the net assets of these Funds as measured in United States dollars will be affected favorably or unfavorably by changes in exchange rates.

Each Fund may also be subject (in varying degrees) to the following risks:

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Each Fund is subject to liquidity risk because foreign securities may be less liquid than U.S. securities.

•	PRICE VOLATILITY

There is the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. Each Fund (except the Emerging Markets Income Fund) is subject to this risk. In addition, the Emerging Markets Income Fund is subject to price volatility because it invests in low rated emerging market debt.

Because the Galileo International Funds are non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, they may invest more than 5% of its total assets in the securities of any one issuer. Consequently, their exposure to credit and market risks associated with that issuer is increased.

A more detailed explanation of risks is presented under the “Risk Considerations of Investing” section at page 26.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

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Performance Summary

The tables below show each Fund’s annual and after-tax returns and its long-term performance with respect to its Class I shares. The barchart shows you how the Fund’s performance has varied from year to year and includes the performance of the predecessor limited partnership of each Fund (except for the European Growth Equities Fund), which were managed by an affiliate of TCW Investment Management Company, using the same investment strategy as the Funds. The second table compares the before and after tax returns of each Fund over time to that of a broad-based securities market index for the period of time the Fund has been registered with the Securities and Exchange Commission as an investment company under the Investment Company Act of 1940 (“1940 Act”). Both tables assume reinvestment of dividends and distributions.

The performance of the partnerships were calculated using performance standards applicable to private investment partnerships, which take into account all elements of total return and reflect the deduction of all fees and expenses of operation. The predecessor limited partnerships were not registered under the 1940 Act and, therefore, were not subject to certain investment restrictions imposed by 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended. If the limited partnerships had been registered under the 1940 Act their performance could have been adversely affected.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

Year by year total return (%)

as of December 31 each year

TCW Galileo Asia Pacific Equities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is -2.57%

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TCW Galileo Emerging Markets Equities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 1.69%

TCW Galileo Emerging Markets Income Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is 7.27%

TCW Galileo European Growth Equities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is -1.96%

TCW Galileo Select International Growth Equities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is -1.59%

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Best and worst quarterly performance during this period

Fund	Performance

• Asia Pacific Equities Fund
Quarter ending December 31, 1999	46.17% (Best)
Quarter ending December 31, 1997	– 31.29% (Worst)

• Emerging Markets Equities Fund
Quarter ending December 31, 1999	39.09% (Best)
Quarter ending September 30, 1998	– 24.90% (Worst)

• Emerging Markets Income Fund
Quarter ending December 31, 1998	18.60% (Best)
Quarter ending September 30, 1998	– 32.60% (Worst)

• European Growth Equities Fund
Quarter ending December 31, 1999	32.91% (Best)
Quarter ending September 30, 2002	– 29.50% (Worst)

• Select International Growth Equities Fund
Quarter ending December 31, 1999	29.72% (Best)
Quarter ending September 30, 2002	– 23.86% (Worst)

Average Annual Total Returns For the Periods ended December 31, 2002	1 Year	5 Years	From Inception/Registration or 10 Years

• Asia Pacific Equities Fund

Return Before Taxes from Registration Date (3/1/94)	– 12.74%	3.77%	– 1.50%
Return After Taxes on Distributions from Registration Date	– 12.74%	3.52%	– 2.37%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 7.82%	3.05%	– 1.44%

MSCI Total Return For East Free (ex-Japan) Index from Registration Date	– 9.23%	– 2.82%	– 6.56%

Return Before Taxes Including Limited Partnership Performance	– 12.74%	3.77%	4.30%

• Emerging Markets Equities Fund

Return Before Taxes from Registration Date (3/1/94)	– 7.53%	– 5.07%	– 4.41%
Return After Taxes on Distributions from Registration Date	– 8.01%	– 5.26%	– 4.59%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 4.62%	– 4.05%	– 3.47%

MSCI Emerging Markets Index from Registration Date	– 6.00%	– 4.58%	– 4.73%

Return Before Taxes Including Limited Partnership Performance	– 7.53%	– 5.07%	0.22%

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Average Annual Total Returns For the Periods ended December 31, 2002	1 Year	5 Years	From Inception/Registration or 10 Years

• Emerging Markets Income Fund

Return Before Taxes from Registration Date (6/1/98)	13.12%	N/A	8.26%
Return After Taxes on Distributions from Registration Date	9.17%	N/A	3.65%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	8.19%	N/A	4.26%

JP Morgan EMBI Global Constrained Index from Registration Date	13.64%	N/A	9.24%

Return Before Taxes Including Limited Partnership Performance	13.12%	7.86%	9.30%

• European Growth Equities Fund

Return Before Taxes from Registration Date (11/1/97)	– 29.85%	– 5.75%	– 5.23%
Return After Taxes on Distributions from Registration Date	– 29.85%	– 6.50%	– 5.95%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 18.33%	– 4.33%	– 3.93%

MSCI Europe Markets Index from Registration Date	– 18.09%	– 1.96%	– 0.91%
MSCI Europe Growth Index from Registration Date	– 18.54%	– 4.70%	– 3.63%

• Select International Growth Equities Fund

Return Before Taxes from Registration Date (11/1/97)	– 21.99%	– 3.77%	– 4.14%
Return After Taxes on Distributions from Registration Date	– 21.99%	– 4.85%	– 5.18%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 13.50%	– 3.10%	– 3.38%

MSCI EAFE Index from Registration Date	– 15.65%	– 2.61%	– 2.55%
MSCI EAFE Growth Index from Registration Date	– 16.02%	– 5.43%	– 5.07%

Return Before Taxes Including Limited Partnership Performance	– 21.99%	– 3.77%	0.04%

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Fund Expenses

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class I shares of the Funds have no sales charge (load) or Rule 12b-1 distribution fees. However, the Galileo International Funds have a 2.00% short-term redemption/exchange fee on shares owned less than 90 days.

FEE TABLE

		Asia Pacific Equities		Emerging Markets Equities	Emerging Markets Income	European Growth Equities		Select International Growth Equities

Shareholder Transaction Fees
1)	Redemption Fees	2.00%		2.00%	2.00%	2.00%		2.00%
2)	Exchange Fees	2.00%		2.00%	2.00%	2.00%		2.00%
3)	Contingent Deferred Sales Load	None		None	None	None		None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None		None	None	None		None
5)	Sales Charges (Load) on Purchases	None		None	None	None		None

Annual Fund Operating Expenses
	Management Fees	1.00%		1.00%	0.75%	0.75%		0.75%
	Distribution (12b-1) Fees	None		None	None	None		None
	Other Expenses	1.18%		0.64%	0.35%	1.09%		0.42%

	Total Annual Fund Operating Expenses	2.18%	(1)	1.64%	1.10%	1.84%	(2)	1.17%

(1) The Adviser voluntarily agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund Operating Expenses to 2.13% of Net Assets through October 31, 2002.

(2) The Adviser voluntarily agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund Operating expenses to 1.82% of Net Assets through October 31, 2002.

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EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years

Asia Pacific Equities	$221	$682	$1,169	$2,513
Emerging Markets Equities	$167	$517	$892	$1,944
Emerging Markets Income	$112	$350	$606	$1,340
European Growth Equities	$187	$579	$995	$2,159
International Growth Equities	$119	$372	$644	$1,420

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TCW Galileo Asia Pacific Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests in equity securities of companies in the Asia Pacific Region (“Asia-Pacific Countries”), except Australia, Japan and New Zealand. At least 80% of the value of the Fund’s net assets (including amounts borrowed for investment purposes) will be invested (except when maintaining a temporary defensive position) in equity securities of Asian Pacific Companies, including rights or warrants to purchase common or preferred stocks; securities convertible into common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); equity linked notes; and other securities with equity characteristics. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign security. GDRs are receipts typically issued by a foreign bank or trust company which evidence ownership of the underlying foreign securities.

Concepts to understand

Asia Pacific Company (i) is organized under the laws of an Asia-Pacific Country or has a principal office in Asia; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services performed in Asia-Pacific Countries or has at least 50% of its assets situated in Asia-Pacific Countries; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in an Asia-Pacific Country.

The Fund will generally invest its portfolio securities among at least three Asia-Pacific Countries.

In managing the Fund’s investments, the Sub-Adviser utilizes an investment process that incorporates both a “top-down” and “bottom-up” analysis of the Asia-Pacific Countries. The “top-down” analysis focuses on an evaluation of the global environment. The Sub-Adviser then complements its “top-down” analysis with a “bottom-up” analysis. The Sub-Adviser uses “bottom-up” analysis to determine country allocation based on estimated earnings. The key factors that may be used by the Sub-Adviser in assessing the potential for an expansion (rerating) or contraction (derating) of a stock market’s earnings multiple are:

•	liquidity

•	historical valuations

•	the sustainability of economic growth and political environment

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The Sub-Adviser then performs an industry analysis and screens companies based on certain quantitative analyses.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Sub-Adviser determines to take advantage of a better investment opportunity.

The Fund may invest some assets in foreign currency futures, forward contracts, options and futures. These practices are used primarily to hedge the Fund’s portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Marco Wong is the Fund’s portfolio manager.

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Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “foreign investing risk,” “liquidity risk” and “price volatility.” Because the Fund invests almost all of its assets in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risks are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies.

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TCW Galileo Emerging Markets Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests primarily in equity securities of companies in Emerging Market Countries.

The Fund will generally invest its assets among at least five Emerging Market Countries. At least 80% of the value of its net assets (including amounts borrowed for investment purposes) will be invested (except when maintaining a temporary defensive position) in Emerging Market Company equity-related securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. Equity-related securities include common and preferred stocks; rights or warrants to purchase common or preferred stocks; securities convertible into common or preferred stocks; ADRs; GDRs; and other securities with equity characteristics.

Concepts to understand

Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”), as well as Greece, Hong Kong, Israel, Singapore and Taiwan.

Emerging Market Company (i) is organized under the laws of an Emerging Market Country or has a principal office in an Emerging Market Country; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services performed in Emerging Market Countries or has at least 50% of its assets situated in Emerging Market Countries; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in an Emerging Market Country.

In managing the Fund’s investments, the Adviser utilizes a process which combines asset allocation, stock selection and market dynamics. This process combines the Sub-Adviser’s country targets with its best stock ideas, using market dynamics and judgement to construct the Fund’s investment portfolio. In allocating investments among Emerging Markets Countries, the Sub-Adviser attempts to integrate an assessment of how the global environment affects a particular country, with an analysis of internal economic, political, market and valuation factors.

In selecting individual stocks, the Sub-Adviser first uses qualitative and quantitative criteria. These qualitative and quantitative criteria include a variety of factors such as: quality of management, corporate governance record, corporate competitive advantage, company operating environment, valuation measures (i.e., price/earnings ratio, price/book value ratio), the company’s return on equity and the company’s debt level. The Sub-Adviser then subjects companies that make it through this screening process to

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fundamental analysis, which generally looks for at least one or more of the following factors:

•	quality of earnings

•	key drivers and sensitivities of earnings

•	short term and long term earnings potential

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Sub-Adviser determines to take advantage of a better investment opportunity.

The Fund may invest assets in options, futures, foreign currency futures and forward contracts. These practices are used to hedge the Fund’s portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences, such as increased realized gains, for investors.

Saker A. Nusseibeh, Michael P. Reilly and Sean Taylor are the Fund’s portfolio managers.

15

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “foreign investing risk,” “liquidity risk,” and “price volatility.” Because the Fund invests in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risks are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities.

Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies.

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TCW Galileo Emerging Markets Income Fund

Investment Objectives/Approach

The Fund seeks high total return from current income and capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The debt securities in which the Fund may invest may consist of securities that are unrated or rated BB or lower by S&P or Ba or lower by Moody’s. Debt securities rated below investment grade are the equivalent of high yield, high risk bonds, commonly known as “junk bonds.” The Fund will generally invest in at least four Emerging Market Countries.

Concepts to understand

Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as Bahrain, Greece, Hong Kong, Israel, Qatar, Singapore, Slovenia and Taiwan.

Emerging Market Company (i) is organized under the laws of an Emerging Market Country or has a principal office in an Emerging Market Country; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services performed in Emerging Market Countries or has at least 50% of its assets situated in Emerging Market Countries; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in an Emerging Market Country.

In allocating investments among the various Emerging Market Countries, the Adviser attempts to analyze internal political, market and economic factors. The factors include:

•	public finances

•	monetary policy

•	external accounts

•	financial markets

•	foreign investment regulations

•	stability of exchange rate policy and labor conditions

The Fund may invest up to 40% of its total assets in structured investments that may be either subordinated or unsubordinated, and in indexed debt securities.

The Fund may invest assets in options, swaps, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities

17

to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Typically, the Fund sells an individual security when there is a perceived deterioration in the credit fundamentals of the issuer, there are negative macro geo-political considerations that may affect the issuer or the Adviser determines to take advantage of a better investment opportunity.

Luz M. Padilla and Nathan B. Sandler are the Fund’s portfolio managers.

18

Main Risks

The primary risks affecting this Fund are “foreign investing risk,” “liquidity risk,” “credit risk,” “interest rate risk,” and “price volatility.” Because the Fund invests in securities issued by foreign governments or companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risk factors are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because lower quality securities and foreign securities may be less liquid than higher quality securities, the Fund may be more susceptible to liquidity risk than funds that invest in higher quality or U.S. securities. Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund may be subject to greater credit risk, because it invests in securities that are below investment grade and have no minimum credit rating. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk” bonds. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall when interest rates rise. Changes in interest rates may have a significant effect on the Fund, because it may hold securities with long terms to maturity and may use hedging techniques. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the value of its investments go up or down. The Fund may be subject to greater price volatility than funds that invest in the securities of U.S. issuers.

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TCW Galileo European Growth Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests primarily in the securities of European issuers. The Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in equity securities issued by European Companies. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. These securities include common and preferred stocks, rights or warrants to purchase common stock and convertible debt or equity securities. The Fund generally invests in companies based in at least three European Countries.

The Fund seeks to invest in companies with prospective earnings growth higher than the market average.

Concepts to understand

European Company (i) is organized under the laws of a European country or has a principal office in Europe; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services performed in European countries or has at least 50% of its assets situated in Europe; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in a European country.

In managing the Fund’s investments, the Sub-Adviser seeks to emphasize companies which are moving towards the North American concept of shareholder value.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Sub-Adviser determines to take advantage of a better investment opportunity.

The Fund may invest assets in options, futures, foreign currency futures and forward contracts. These practices are used to hedge the Fund’s portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery

20

and in some cases even loss of rights in the collateral should the borrower fail financially.

Matthew Leeman and Timothy S. Short are the Fund’s portfolio managers.

21

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “foreign investing risk,” “liquidity risk,” and “price volatility.” Because the Fund invests in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risk factors are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund is also subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

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TCW Galileo Select International Growth Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue its goal, the Fund will invest (except when maintaining a temporary defensive position) at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest primarily in companies that are in both developed and emerging market countries, except for United States companies. The Fund’s assets will be allocated among developed and emerging market countries in accordance with the Adviser’s judgement as to where the best investment opportunities exist. However, the Adviser will normally invest in at least three countries other than the United States. Equity Securities include common and preferred stocks; rights or warrants to purchase common or preferred stocks; securities convertible into common or preferred stocks; ADRs; GDRs; and other securities with equity characteristics.

Concepts to understand

Capital appreciation is an investment objective of having the goal of selecting securities with the potential to rise in price rather than payout income.

The Adviser seeks to identify successful non-United States businesses, where success is defined as a substantial, above-market increase in profitability. This may be due to secular economic shifts, technological changes, niche products or superior business models. In addition, as the international corporate landscape comes to terms with globalization, the Adviser seeks to invest in companies that have managements which adopt American corporate values to release shareholder value. The Adviser’s goal is to create an investment portfolio with higher earnings growth potential than the market but which, on a weighted basis, sells at a small premium to the overall market valuation.

The Fund invests in a portfolio generally no more than 40 issuers. In analyzing a particular company, the Adviser looks for one or more of the following characteristics in relation to the price of the company’s stock: prospects for above average earnings growth; return on invested capital; sound balance sheet and overall financial strength; strong

23

competitive advantages; effective research, product development and marketing; efficient service; pricing flexibility; strength of management and general operating characteristics that will enable the company to compete successfully in the marketplace.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund may invest assets in options, futures, foreign currency futures and forward contracts. These practices are used to hedge the Fund’s portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors.

Saker A. Nusseibeh and Michael P. Reilly are the Fund’s portfolio managers.

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Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting the Fund are “foreign investing risk,” “liquidity risk” and “price volatility,” . Because the Fund invests in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risks are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of those Funds as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the value of its investments go up or down. The Fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

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Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including the lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

General Investment Risk

Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up.

Prices of most securities tend to be more volatile in the short-term. Therefore, an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the long term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

The Adviser may temporarily invest up to 100% of a Fund’s assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

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Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S. Foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and some of the Funds hold various foreign currencies from time to time, the value of the net assets of those Funds as measured in U.S.

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dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Galileo International Funds are authorized to enter into certain foreign currency futures and forward contracts. However, they are not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. Please see the Statement of Additional Information for further information.

With respect to the Emerging Markets Equities, Emerging Markets Income and Select International Growth Equities Funds, the forward currency market for the purchase or sale of U.S. dollars in most Latin American countries is not highly developed, and, in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, the Funds may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regard to forward contracts for local currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event the Funds hold securities denominated in a currency that suffers a devaluation, the Funds’ net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

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Investors should recognize that investing in securities of emerging market countries through investment in the Galileo International Funds involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Risks Associated With Emerging Market Countries

Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political or economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage

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commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other Funds investing in more established market regions.

Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Galileo International Funds invest and adversely affect the value of a Fund’s assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In addition, many emerging market countries are grappling with severe recession and government instability.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

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Fixed income securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are “credit risk” and “interest rate risk”. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of a Fund.

Fixed Income Securities

Fixed income securities are subject to two primary types of risk: credit risk and interest rate risk.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect credit risk. Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrades.

The Emerging Markets Income Fund may invest in debt instruments rated below investment grade. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk” bonds. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater credit risk than higher rated securities of similar maturity. Such securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of a Fund’s investment objective will be more dependent on the Adviser’s analysis than would be the case if the Fund were investing in higher quality bonds. In addition, lower quality securities may be

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more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for the Adviser to value accurately certain portfolio securities.

“Interest rate risk” refers to the change in value of debt instruments associated with changes in interest rates. Interest rate changes may affect the value of a fixed income security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of fixed rate securities and falling interest rates will have a positive effect on value. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Each of the Galileo International Funds are non-diversified for 1940 Act purposes and as such may invest a larger percentage of its assets in individual issuers than a diversified investment company. In this regard, the Fund is not subject to the general limitation that it not invest more than 5% of its total assets in the securities of any one issuer. To the extent the Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, the Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

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Management of the Funds

Investment Adviser

The Funds’ investment adviser is TCW Investment Management Company and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2002, the Adviser and its affiliated companies, which provide a variety of trust, investment management and investment advisory services had approximately $80 billion under management or committed to management.

Investment Sub-Advisers

Société Générale Asset Management International Ltd. (“SGAM-UK”) (regulated by the Financial Services Authority in the United Kingdom), Sub-Adviser to the Emerging Markets Equities, European Growth Equities and Select International Growth Equities Funds is headquartered at 100 Ludgate Hill, London, United Kingdom EC4M 7NL. SGY Asset Management (Singapore) Ltd. (“SG Singapore”), Sub-Adviser to the Asia Pacific Equities Fund is headquartered at 80 Robinson Road, Singapore 068898.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*

Matthew Leeman	Fund Manager, Global Equities of SGAM-UK since November 2002. Previously, Senior Portfolio Manager at Lombard Odier (London).
Saker A. Nusseibeh	Head of Global Equities of SGAM-UK since August 2002. Previously, Managing Director and Executive Vice President, TCW London International, Limited and Managing Director, TCW Asset Management Company.
Luz M. Padilla	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Michael P. Reilly	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Nathan B. Sandler	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Timothy S. Short	Fund Manager, Global Equities of SGAM-UK since August 2002. Previously, Vice President, TCW London International, Limited and TCW Asset Management Company.
Sean Taylor	Head of Emerging Markets and Deputy Head of Global Equities of SGAM-UK since 1997. Previously, portfolio manager at HSBC James Capel.
Marco Wong	Managing Director and Chief Investment Officer, SGY Asset Management (Singapore) Ltd.

*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

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Advisory Agreement

The Funds and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Adviser to manage the investment of their assets, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. The Adviser also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. In addition, the Adviser may reimburse third party administrators for retirement plan shareholder servicing expenses. Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)

Asia Pacific Equities	1.00%
Emerging Markets Equities	1.00%
Emerging Markets Income	0.75%
European Growth Equities	0.75%
Select International Growth Equities	0.75%

The Adviser has retained, at its sole expense, SG Singapore to provide investment advisory services for the Asia Pacific Equities Fund and SGAM-UK to provide investment advisory services for the Emerging Markets Equities, European Growth Equities and Select International Growth Equities Funds. Under the Sub-Advisory Agreements, the Sub-Advisers assist the Adviser in performing its advisory functions in respect of the Funds.

The Advisory and Sub-Advisory Agreements provide that the Adviser and Sub-Advisers, respectively, shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Advisers in the performance of their duties or from reckless disregard by them of their duties under each respective agreement.

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Multiple Class Structure

Certain of the Galileo Funds offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the Galileo International Funds offers the I Class. The Select International Growth Equities Fund also offers the N Class and the K Class shares. Shares of each class of a Fund represents an equal pro rata interest in that Fund and generally gives you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N and Class K shares are also offered at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N and Class K shares. Because these fees are paid out of the Fund’s Class N and Class K assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Class K shares are also subject to an administrative services fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class K shares.

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YOUR INVESTMENT

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for Fund shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Orders received by a Fund’s transfer agent from dealers, brokers or other service providers after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. and were transmitted to and received by the transfer agent. A Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund’s Board.

Minimums

	Initial	IRA	Additional

All Galileo International Funds (except the Emerging Markets Income Fund)	$250,000	$25,000	$25,000
Emerging Markets Income Fund	$2,000	$500	$250

TCW Galileo Funds, Inc. may waive the minimum and subsequent investments. All investments must be in U.S. dollars. Third-party checks, except those payable to an existing shareholder, will not be accepted. If your check or wire does not clear, you will be responsible for any loss a Fund incurs.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent. However, the Galileo International Funds have a 2.00% short-term redemption fee on shares owned less than 90 days. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the payment date or until payment is collected, whichever is earlier.

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Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee or address different than what is on our records

A Medallion signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class I Galileo Fund into another. The Galileo International Funds have a 2.00% short-term exchange fee on shares owned less than 90 days. You must meet the investment minimum of the Fund you are exchanging into. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem Fund shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of Fund shares are arranged and settlement is made at an investors election through a registered broker-dealer other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

General policies

For any Galileo International Fund (except the Emerging Markets Income Fund), if your account falls below $250,000 ($2,000 for the Emerging Markets Income Fund) as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.

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Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order.

Large Redemption Amounts

Each Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of the Fund’s assets).

Each Fund restricts excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year). You are limited to one exchange of shares in the same Fund during any 15-day period except for 401(k) and other group retirement accounts, investors who purchase shares through certain broker-dealers and asset allocation accounts managed by the Adviser or an affiliate. Each Fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, are likely to engage in excessive trading

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

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TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing

Complete the New Account Form. Mail your New

Account Form and a check made payable to

TCW Galileo                  Fund to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

(Same, except that you should include a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for a New Account Form.

Wire: Have your bank send your investment to:	(Same)

PNC Bank ABA No. 031-0000-53 Account No. 86-1282-4023 FBO TCW Galileo Fund (Name on the Fund Account) (Fund Account Number)

Via Exchange

Call the transfer agent at (800) 248-4486 or

the Investor Relations Department

at (800) FUND TCW (386-3829).

The new account will have the same registration

as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

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TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:

• your name(s) and signature(s) as on the account form
• your account number
• the Fund name
• the dollar amount you want to sell or exchange
• how and where to send the proceeds

To reach the transfer agent, PFPC Inc. call toll free in the U.S. (800) 248-4486 Outside the U.S. (610) 312-5581 (collect)

Obtain a signature guarantee or other documentation, if required (see “Account Policies—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

By Telephone

Be sure the Fund has your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan:    Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $25,000 ($2,000 for the Emerging Markets Income Fund) or more. Systematic Withdrawal plans are subject to a minimum annual Withdrawal of $500.

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Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of the Emerging Markets Income Fund will be declared and paid monthly. Dividends from the net investment income of each other Fund will be declared and paid annually. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

In any fiscal year in which the Funds qualify as regulated investment companies and distribute to shareholders all of their net investment income and net capital gains, the Funds are relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Statement of Additional Information and your tax adviser for further information.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Asia Pacific Equities Fund

	Year Ended October 31
	2002		2001	2000	1999		1998
Net Asset Value per Share, Beginning of Year	$6.20		$8.16	$8.37	$5.09		$7.37

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		—	(0.06)	(0.02)		0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.44		(1.69)	(0.15)	3.30		(1.04)

Total from Investment Operations	0.41		(1.69)	(0.21)	3.28		(1.02)

Less Distributions:
Distributions from Net Realized Gain	—		(0.27)	—	—		(1.26)

Net Asset Value per Share, End of Year	$6.61		$6.20	$8.16	$8.37		$5.09

Total Return	6.61%		(21.33)%	(2.51)%	64.44%		(14.80)%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$8,777		$7,996	$12,858	$22,070		$8,482
Ratio of Expenses to Average Net Assets	2.13%(	1)	2.17% (1)	1.80% (1)	2.03%	(1)	2.48%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.40)%		0.01%	(0.56)%	(0.34)%		0.36%
Portfolio Turnover Rate	88.24%		45.49%	79.17%	119.72%		190.33%

(1)The Adviser had voluntarily agreed to reduce its fee from the Fund, or to pay the operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for the Fund’s investment objective which is subject to change on a monthly basis, through October 31, 2002. Had such action not been taken, total operating expenses, as a percentage of net assets, would have been 2.18%, 2.42%, 1.94% and 2.05% for the years ended October 31, 2002, 2001, 2000 and 1999.

(2)Computed using average shares outstanding throughout the period.

42

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Emerging Markets Equities Fund

	Year Ended October 31
	2002	2001	2000	1999		1998
Net Asset Value per Share, Beginning of Year	$6.24	$7.61	$7.87	$5.57		$8.32

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.08	0.07	0.01	(0.02)		0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.18	(1.44)	(0.27)	2.32		(2.83)

Total from Investment Operations	0.26	(1.37)	(0.26)	2.30		(2.74)

Less Distributions:
Distributions from Net Investment Income	(0.08)	—	—	—		(0.01)

Net Asset Value per Share, End of Year	$6.42	$6.24	$7.61	$7.87		$5.57

Total Return	4.14%	(18.00)%	(3.30)%	41.29%		(32.97)%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$24,504	$27,981	$35,406	$26,591		$18,763
Ratio of Expenses to Average Net Assets	1.64%	1.65%	1.47%	2.02%	(1)	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.16%	1.03%	0.08%	(0.24)%		1.15%
Portfolio Turnover Rate	17.34%	43.10%	84.76%	152.93%		102.28%

(1)The Adviser had voluntarily agreed to reduce its fee from the Fund, or to pay the operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund to the average of the total expense ratios as reported by Lipper, Inc. for the Fund’s investment objective, which is subject to change on a monthly basis, through December 31, 1999. Had such action not been taken, total operating expenses, as a percentage of net assets, would have been 2.50% for the year ended October 31, 1999.

(2)Computed using average shares outstanding throughout the period.

43

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Emerging Markets Income Fund

	Year Ended October 31				June 3, 1998 (Commencement Of Operations) through October 31, 1998
	2002(3)	2001	2000	1999
Net Asset Value per Share, Beginning of Period	$8.21	$8.15	$7.84	$6.58	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(4)	0.76	0.78	0.85	0.84	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.25	0.13	0.30	1.25	(3.41)

Total from Investment Operations	1.01	0.91	1.15	2.09	(3.04)

Less Distributions:
Distributions from Net Investment Income	(0.71)	(0.78)	(0.84)	(0.83)	(0.38)
Distributions from Net Realized Gain	(0.58)	(0.07)	—	—	—

Total Distributions	(1.29)	(0.85)	(0.84)	(0.83)	(0.38)

Net Asset Value per Share, End of Period	$7.93	$8.21	$8.15	$7.84	$6.58

Total Return	12.96%	11.77%	15.12%	33.31%	(30.67)%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$81,758	$21,374	$110,961	$81,113	$30,090
Ratio of Expenses to Average Net Assets	1.10%	1.08%	0.99%	1.01%	1.53%	(2)
Ratio of Net Investment Income to Average Net Assets	9.52%	9.50%	10.22%	11.37%	11.90%	(2)
Portfolio Turnover Rate	73.13%	58.46%	109.20%	113.00%	68.46%	(1)

(1)For the period June 3, 1998 (commencement of operations) through October 31, 1998 and not indicative of a full year’s operating results.

(2)Annualized

(3)The Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.107, decrease net realized gains and losses per share by $0.107 and increase the ratio of net investment income to average net assets from 8.18% to 9.52%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(4)Computed using average shares outstanding throughout the period.

44

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo European Growth Equities Fund

	Year Ended October 31				November 3, 1997 (Commencement of Operations) through October 31, 1998
	2002	2001	2000	1999
Net Asset Value, per Share Beginning of Period	$8.71	$13.94	$13.11	$11.70	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	(0.01)	—	(0.01)	0.07	0.06
Net realized and Unrealized Gain (Loss) on Investments	(1.95)	(4.27)	1.44	1.65	1.64

Total from Investment Operations	(1.96)	(4.27)	1.43	1.72	1.70

Less Distributions:
Distributions from Net Investment Income	(0.11)	—	(0.05)	(0.03)	—
Distributions from Net Realized Gain	—	(0.96)	(0.55)	(0.28)	—

Total Distributions	(0.11)	(0.96)	(0.60)	(0.31)	—

Net Asset Value per Share, End of Period	$6.64	$8.71	$13.94	$13.11	$11.70

Total Return	(22.86)%	(32.79)%	10.82%	15.16%	17.00%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,570	$18,502	$65,054	$95,489	$63,994
Ratio of Expenses to Average Net Assets	1.82% (3)	1.32%	1.12%	1.01%	1.06%	(2)
Ratio of Net Investment Income to Average Net Assets	(0.13)%	0.01%	(0.09)%	0.58%	0.52%	(2)
Portfolio Turnover Rate	58.98%	97.47%	96.40%	95.21%	72.05%	(1)

(1)For the period November 3, 1997 (commencement of operations) through October 31, 1998 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser had voluntarily agreed to reduce its fee from the Fund, or to pay the operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund to the average of the total expense ratios as reported by Lipper Inc. for the Fund’s investment objective, which is subject to change on a monthly basis, through December 31, 2002. Had such action not been taken, total operating expenses, as a percentage of net assets, would have been 1.84% for the year ended October 31, 2002.

(4)Computed using average shares outstanding throughout the period.

45

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Select International Growth Equities Fund

	Year Ended October 31				November 3, 1997 (Commencement Of Operations) through October 31, 1998
	2002	2001	2000	1999
Net Asset Value per Share, Beginning of Period	$8.32	$14.25	$13.67	$10.75	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(4)	0.01	0.79	1.93	0.21	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.41)	(5.07)	(0.80)	2.73	0.70

Total from Investment Operations	(1.40)	(4.28)	1.13	2.94	0.75

Less Distributions:
Distributions from Net Investment Income	—	(1.65)	—	(0.02)	—
Distributions from Net Realized Gain	—	—	(0.55)	—	—

Total Distributions	—	(1.65)	(0.55)	(0.02)	—

Net Asset Value per Share, End of Period	$6.92	$8.32	$14.25	$13.67	$10.75

Total Return	(16.83)%	(33.69)%	8.07%	27.39%	7.50%	(1)

Ratios/Supplemental Data
Net Assets, End of Period (in thousands)	$36,661	$43,230	$46,909	$112,336	$74,853
Ratio of Expenses to Average Net Assets	1.17%	0.90% (3)	0.25%	0.18%	0.17%	(2)
Ratio of Net Investment Income to Average Net Assets	0.16%	7.45%	12.28%	1.70%	0.50%	(2)
Portfolio Turnover Rate	123.93%	193.27%	36.08%	27.78%	21.12%	(1)

(1)For the period November 3, 1997 (commencement of operations) through October 31, 1998 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser had voluntarily agreed to reduce its fee from the Fund, to the extend necessary to limit the ordinary operating expenses of the Fund to the average of the total expense ratios as reported by Lipper Inc. for the Fund’s investment objective, which is subject to change on a monthly basis through December 3, 2001. Had such action not been taken, total operating expenses, as a percentage of net assets, would have been 1.14% for the year ended October 31, 2001.

(4)Computed using average shares outstanding throughout the period.

46

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Galileo Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Galileo Funds, Inc.

PFPC, Inc.

P.O. Box 9821

Providence, RI 02940-8021

On the Internet:

TCW GALILEO FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at http://www.sec.gov. to view text-only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, N.W., Washington, DC 20549-0102 or by electronic request at the following e-mail address: www.publicinfo@sec.gov.

TCW Galileo Funds, Inc.

More information on the Fund is available free upon request, including the following:

Annual / Semi-Annual Report

Describes the Fund’s performance, lists portfolio holdings and contains a letter from the Fund’s portfolio manager discussing recent market conditions, economic trends and Fund strategies.

Statement of Additional Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus.

SEC file number: 811-7170

47

TCW Galileo

Funds, Inc.

This prospectus tells you about the Class N shares of fourteen of the separate investment funds offered by TCW Galileo Funds, Inc., (collectively the “Funds”) each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

TCW Galileo Aggressive Growth Equities Fund

TCW Galileo Diversified Value Fund

TCW Galileo Income + Growth Fund

TCW Galileo Large Cap Growth Fund

TCW Galileo Large Cap Value Fund

TCW Galileo Opportunity Fund

TCW Galileo Select Equities Fund

TCW Galileo Small Cap Growth Fund

TCW Galileo Small Cap Value Fund

TCW Galileo Technology Fund

TCW Galileo Value Opportunities Fund

TCW Galileo Core Fixed Income Fund

TCW Galileo High Yield Bond Fund

TCW Galileo Total Return Bond Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2003

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Galileo Funds, Inc.	Investment Objectives	Principal Investment Strategies

TCW Galileo Aggressive Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of companies that appear to offer above average growth prospects

TCW Galileo Diversified Value Fund	Capital appreciation	Invests in equity securities of large capitalization companies

TCW Galileo Income + Growth Fund	High level of dividend income	Invests in equity securities of issuers which pay dividends

TCW Galileo Large Cap Growth Fund	Long-term capital appreciation	Invests in equity securities of large capitalization U.S. companies with above average earnings prospects

TCW Galileo Large Cap Value Fund	Long-term capital appreciation	Invests in equity securities of large capitalization value companies

TCW Galileo Opportunity Fund	Capital appreciation	Invests in equity securities of small capitalization companies

TCW Galileo Select Equities Fund	Long-term capital appreciation	Invests in common stock of large capitalization companies

TCW Galileo Small Cap Growth Fund	Long-term capital appreciation	Invests in equity securities issued by small capitalization growth companies

TCW Galileo Small Cap Value Fund	Long-term capital appreciation	Invests in equity securities issued by small cap value companies

TCW Galileo Technology Fund	Long-term capital appreciation	Invests in the equity securities of companies with superior growth prospects engaged in the technology, telecommunications and information industries

TCW Galileo Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities issued by midcap value companies

TCW Galileo Core Fixed Income Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in fixed income securities

TCW Galileo High Yield Bond Fund	Maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle	Invests in high yield bonds, commonly known as “Junk” bonds

The TCW Galileo Small Cap Value Fund is not available for investment.

TCW Galileo Funds, Inc.	Investment Objectives	Principal Investment Strategies

TCW Galileo Total Return Bond Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle

Invests in mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

All of the Galileo Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of individual Fund shares will vary as each Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in a Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

Each Fund may also be subject (in varying degrees) to the following risks:

•	PRICE VOLATILITY

There is the possibility that the value of a Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility.

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to a Fund. A Fund may be subject to liquidity risk because it invests primarily in securities of medium and small sized companies; high yield bonds; mortgage-backed securities; or foreign or emerging markets securities, which have all experienced periods of illiquidity.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. A Fund that invests primarily in the assets of foreign companies or a portion of its assets in foreign company securities may be subject to foreign investing risk. If a Fund invests in “emerging markets,” the risk is even more pronounced. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

•	CREDIT RISK

There is the possibility that a Fund could lose money if an issuer is unable to meet its financial obligations such as the payment of principal and/or interest on an instrument, or goes bankrupt. A Fund may be subject to greater credit risk if it: invests in below investment grade convertible or fixed income securities; in high yield bonds, which are commonly referred to as “junk bonds”; or in private issued mortgage-backed securities.

•	INTEREST RATE RISK

There is the possibility that the value of a Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on a Fund because it may hold securities with long terms to maturity.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

•	JUNK BONDS

These bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered “below investment grade.” The High Yield Bond Fund primarily invests in debt instruments rated below investment grade. The Core Fixed Income Fund may invest in debt instruments rated below investment grade.

•	CONCENTRATION

There is the possibility that because the Technology Fund focuses its investments in the technology sector, its performance may be more negatively impacted by the technology sector’s poor performance than a fund broadly invested over numerous sectors or industries.

Each Fund may be more susceptible to some of these risks than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 67. Each of the Funds, with the exception of the Diversified Value, Income + Growth, Opportunity, Core Fixed Income, High Yield Bond, and Total Return Bond Funds, are non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, and may invest more than 5% of its total assets in the securities of any one issuer. Consequently, each non-diversified Fund’s exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Performance Summary

The tables below show each Fund’s annual and after-tax returns and its performance with respect to its Class N shares. The first barchart shows you how the Fund’s performance has varied from year to year. The second table compares the before and after-tax returns over time to that of a broad-based securities market index. Both tables assume reinvestment of dividends and distributions.

The performance information for the Diversified Value, Income + Growth and Opportunity Funds includes the performance of its predecessor fund (“Predecessor Funds”), which prior to December 14, 2001, was managed by SG Cowen Asset Management Inc. The performance of the Predecessor Funds in the bar charts and other tables was calculated using the fee and expenses, not including the 4.75% sales charge for Class A shares, of the Class A shares of the Predecessor Funds. The Small Cap Value Fund Class N commenced operations May 1, 2002 and does not have a full year of operating history. Thus, no performance tables are included for the Fund. As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

Year by year total return (%)

as of December 31 each year

TCW Galileo Aggressive Growth Equities Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 31, 2002 is: 2.47%.

Best and worst quarterly performance during this period

Fund	Performance

• Aggressive Growth Equities Fund
Quarter ending December 31, 2001	39.52% (Best)
Quarter ending September 30, 2001	– 39.95% (Worst)

Average Annual Total Return as of December 31

	1 Year	5 Years	Since Inception

• Aggressive Growth Equities Fund	– 35.67%	N/A	– 13.72%

Return After Taxes on Distributions	– 35.67%	N/A	– 14.63%

Return After Taxes on Distributions and Sale of Fund Shares	– 21.90%	N/A	– 9.94%

S&P 400 Mid-Cap Index	– 14.51%	N/A	6.15%

TCW Galileo Diversified Value Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 2002 is: 0.96%.

Best and worst quarterly performance during this period

Fund	Performance

• Diversified Value Fund
Quarter ending June 30, 1999	16.00% (Best)
Quarter ending September 30, 2002	– 20.38% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since Inception

• Diversified Value Fund	– 19.72%	N/A	– 1.36%

Return After Taxes on Distributions	– 19.98%	N/A	– 1.62%

Return After Taxes on Distributions and Sale of Fund Shares	– 12.11%	N/A	– 1.20%

Russell 1000 Value Index	– 15.52%	N/A	1.16%

TCW Galileo Income + Growth Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 2002 is: 3.69%.

Best and worst quarterly performance during this period

Fund	Performance

• Income + Growth Fund
Quarter ending September 30, 2000	16.84% (Best)
Quarter ending September 30, 2002	– 14.56% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	10 Years

• Income + Growth Fund	– 9.59%	5.25%	9.68%

Return After Taxes on Distributions	– 11.86%	3.13%	6.27%

Return After Taxes on Distributions and Sale of Fund Shares	– 4.23%	3.57%	6.47%

Lipper Equity Income Fund Index	– 16.43%	– 0.18%	8.19%

TCW Galileo Large Cap Growth Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 31, 2002 is: -0.90%

Best and worst quarterly performance during this period

Fund	Performance

• Large Cap Growth Fund
Quarter ending December 31, 2001	15.49% (Best)
Quarter ending March 31, 2001	– 30.17% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception

• Large Cap Growth Fund	– 29.99%	N/A	– 14.18%

Return After Taxes on Distributions	– 29.99%	N/A	– 14.87%

Return After Taxes on Distributions and Sale of Fund Shares	– 18.41%	N/A	– 10.33%

S&P/BARRA Growth Index	– 23.59%	N/A	– 10.48%

TCW Galileo Large Cap Value Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 31, 2002 is: 0.61%

Best and worst quarterly performance during this period

Fund	Performance

• Large Cap Value Fund
Quarter ending December 31, 2001	13.53% (Best)
Quarter ending September 30, 2002	– 21.18% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception

• Large Cap Value Fund	– 18.50%	N/A	– 3.04%

Return After Taxes on Distributions	– 18.63%	N/A	– 3.13%

Return After Taxes on Distributions and Sale of Fund Shares	– 11.36%	N/A	– 2.45%

S&P/BARRA Value Index	– 20.86%	N/A	– 4.53%

TCW Galileo Opportunity Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 2002 is: -0.34%

Best and worst quarterly performance during this period

Fund	Performance

• Opportunity Fund
Quarter ending June 30, 1999	20.85% (Best)
Quarter ending September 30, 1998	– 21.66% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	10 Years

• Opportunity Fund	– 16.81%	3.63%	10.15%

Return After Taxes on Distributions	– 16.81%	3.04%	7.27%

Return After Taxes on Distributions and Sale of Fund Shares	– 10.32%	2.76%	7.03%

Russell 2000 Index	– 20.49%	– 1.36%	7.16%

TCW Galileo Select Equities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is: -1.64%

Best and worst quarterly performance during this period

Fund	Performance

• Select Equities Fund
Quarter ending December 31, 2001	25.92% (Best)
Quarter ending September 30, 2001	– 25.83% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception

• Select Equities Fund	– 30.57%	N/A	– 8.37%

Return After Taxes on Distributions	– 30.57%	N/A	– 9.07%

Return After Taxes on Distributions and Sale of Fund Shares	– 18.77%	N/A	– 6.47%

Russell 1000 Growth	– 27.89%	N/A	– 12.97%

S&P 500 Index	– 22.10%	N/A	– 7.28%

TCW Galileo Small Cap Growth Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is: -2.67%

Best and worst quarterly performance during this period

Fund	Performance

• Small Cap Growth Fund
Quarter ending December 31, 2001	41.10% (Best)
Quarter ending September 30, 2001	– 45.14% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception

• Small Cap Growth Fund	– 47.50%	N/A	– 15.80%

Return After Taxes on Distributions	– 47.50%	N/A	– 16.13%

Return After Taxes on Distributions and Sale of Fund Shares	– 29.16%	N/A	– 11.37%

Russell 2000 Index	– 20.49%	N/A	0.75%

TCW Galileo Technology Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is: 1.90%

Best and worst quarterly performance during this period

Fund	Performance

• Technology Fund
Quarter ending December 31, 2001	44.37% (Best)
Quarter ending September 30, 2001	– 43.44% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception

• Technology Fund	– 49.17%	N/A	– 50.80%

Return After Taxes on Distributions	– 49.17%	N/A	– 50.80%

Return After Taxes on Distributions and Sale of Fund Shares	– 30.19%	N/A	– 36.64%

NASDAQ Composite	– 31.53%	N/A	– 34.79%

TCW Galileo Value Opportunities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is: 5.08%.

Best and worst quarterly performance during this period.

Fund	Performance

• Value Opportunities Fund
Quarter ending December 31, 2001	29.92% (Best)
Quarter ending September 30, 2002	– 25.79% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	From Inception

• Value Opportunities Fund	– 27.43%	N/A	0.60%

Return After Taxes on Distributions	– 27.43%	N/A	– 3.81%

Return After Taxes on Distributions and Sale of Fund Shares	– 16.84%	N/A	– 3.04%

Russell Mid-Cap Value Index	– 9.65%	N/A	– 0.32%

TCW Galileo Core Fixed Income Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 31, 2002 is: 3.35%

Best and worst quarterly performance during this period

Fund	Performance

• Core Fixed Income Fund
Quarter ending June 30, 2002	4.19% (Best)
Quarter ending June 30, 2001	– 0.29% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception

• Core Fixed Income Fund	10.93%	N/A	6.16%

Return After Taxes on Distributions	8.81%	N/A	3.97%

Return After Taxes on Distributions and Sale of Fund Shares	6.64%	N/A	3.82%

Lehman Brothers Aggregate Bond Index	10.26%	N/A	7.87%

TCW Galileo High Yield Bond Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 31, 2002 is: 6.00%

Best and worst quarterly performance during this period

Fund	Performance

• High Yield Bond Fund
Quarter ending December 31, 2001	5.60% (Best)
Quarter ending December 31, 2000	– 5.12% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception

• High Yield Bond Fund	0.05%	N/A	– 0.16%

Return After Taxes on Distributions	– 3.43%	N/A	– 3.67%

Return After Taxes on Distributions and Sale of Fund Shares	0.03%	N/A	– 1.79%

Salomon Brothers High Yield Cash Pay Index	– 0.59%	N/A	0.53%

TCW Galileo Total Return Bond Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 is: 1.08%

Best and worst quarterly performance during this period

Fund	Performance

• Total Return Bond Fund
Quarter ending December 31, 2000	5.71% (Best)
Quarter ending June 30, 2001	0.68% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception

• Total Return Bond Fund	11.08%	N/A	8.28%

Return After Taxes on Distributions	8.07%	N/A	5.84%

Return After Taxes on Distributions and Sale of Fund Shares	6.72%	N/A	5.41%

Lehman Brothers Aggregate Bond Index	10.25%	N/A	7.87%

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class N shares of the Funds have no sales charge (load), but are subject to Rule 12b-1 distribution fees.

FEE TABLE (Continued next page)

		Aggressive Growth Equities Fund	Diversified Value Fund		Income + Growth Fund		Large Cap Growth Fund		Large Cap Value Fund		Opportunity Fund		Select Equities Fund

Shareholder Transaction Fees
1)	Redemption Fees	None	None		None		None		None		None		None
2)	Exchange Fees	None	None		None		None		None		None		None
3)	Contingent Deferred Sales Load	None	None		None		None		None		None		None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None	None		None		None		None		None		None
5)	Maximum Sales Charge (Load) on Purchases	None	None		None		None		None		None		None

Annual Fund Operating Expenses
	Management Fees	1.00%	0.75%		0.75%		0.55%		0.55%		0.90%		0.75%
	Distribution (12b-1) Fees	0.25%	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%
	Other Expenses	0.37%	2.21%		0.53%		19.97%		1.52%		0.63%		0.18%

	Total Annual Fund Operating Expenses	1.62%	3.21%	(1)	1.53%	(2)	20.77%	(3)	2.32%	(4)	1.78%	(5)	1.18%

	Fee Waiver/Expense Reimbursement	—	—		—		—		—		—		—

	Net Expenses	1.62%	3.21%		1.53%		20.77%		2.32%		1.78%		1.18%

(1)The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 0.67% of Net Assets through 10/31/02.

(2)The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 1.15% of net assets through 10/31/02.

(3)The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 1.49% of Net Assets through 10/31/02.

(4)The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 1.38% of Net Assets through 10/31/02.

(5)The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 1.31% of net assets through 10/31/02.

FEE TABLE (Continued)

		Small Cap Growth Fund	Small Cap Value Fund	Technology Fund		Value Opportunities Fund	Core Fixed Income Fund		High Yield Bond Fund		Total Return Bond Fund

Shareholder Transaction Fees
1)	Redemption Fees	None	None	None		None	None		None		None
2)	Exchange Fees	None	None	None		None	None		None		None
3)	Contingent Deferred Sales Load	None	None	None		None	None		None		None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None		None	None		None		None
5)	Maximum Sales Charge (Load) on Purchases	None	None	None		None	None		None		None

Annual Fund Operating Expenses
	Management Fees	1.00%	1.00%	1.00%		0.80%	0.40%		0.75%		0.50%
	Distribution (12b-1) Fees	0.25%	0.25%	0.25%		0.25%	0.25%		0.25%		0.25%
	Other Expenses	0.22%	10,220.91%	11.68%		0.18%	1.10%		0.57%		0.69%

	Total Annual Fund Operating Expenses	1.47%	10,222.16%	12.93%	(6)	1.23%	1.75%	(7)	1.57%	(8)	1.44%	(9)

	Fee Waiver/Expense Reimbursement	—	10,220.68%	—		—	—		—		—

	Net Expenses	1.47%	1.48%	12.93%		1.23%	1.75%		1.57%		1.44%

(6)The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 1.88% of Net Assets through 10/31/02.

(7)The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 1.00% of Net Assets through 10/31/02.

(8)The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 1.30% of Net Assets through 10/31/02.

(9)The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 1.00% of Net Assets through 10/31/02.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years

Aggressive Growth Equities	$165	$511	$881	$1,922
Diversified Value	$324	$989	$1,678	$3,512
Income + Growth	$156	$483	$834	$1,824
Large Cap Growth	$1,913	$4,882	$6,988	$9,951
Large Cap Value	$235	$724	$1,240	$2,656
Opportunity	$181	$560	$964	$2,095
Select Equities	$120	$375	$649	$1,432
Small Cap Growth Fund	$150	$465	$803	$1,757
Small Cap Value	$151	$468	—	—
Technology	$1,242	$3,438	$5,299	$8,805
Value Opportunities	$125	$390	$676	$1,489
Core Fixed Income	$178	$551	$949	$2,062
High Yield Bond	$160	$496	$855	$1,867
Total Return Bond	$147	$456	$787	$1,724

U.S. Equities

TCW Galileo Aggressive Growth Equities Fund

Investment Objectives/Approaches

The Aggressive Growth Equities Fund seeks long-term capital appreciation. To pursue this goal, the Aggressive Growth Equities Fund anticipates that at least 80% of the value of its net assets (including amounts borrowed for investment purposes) will be invested in equity securities (except when maintaining a temporary defensive position). If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will be primarily invested in issuers which are characterized as “growth” companies according to criteria established by the Adviser. In managing the Aggressive Growth Equities Fund’s investments, the Adviser will focus on emerging companies that exhibit this characteristic.

Concepts to understand

Emerging growth companies are companies that are likely to show high growth through reinventing an existing industry or pioneering a new industry.

The Adviser utilizes a “bottom-up” approach to identify securities for investment. First, the Adviser uses quantitative and qualitative criteria to screen companies. The Adviser then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least one or more of the following factors:

•	a demonstrated record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a price/earnings ratio which is less than the Adviser’s internally estimated three-year earnings growth rate

•	a large and growing market share

•	a strong balance sheet

•	significant ownership interest by management and a strong management team.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Christopher J. Ainley and Douglas S. Foreman are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of larger companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of medium-sized companies may be less liquid than the securities of large-sized companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies. In addition, the Fund may be subject to liquidity risk because it may invest in debt instruments rated below investment grade.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

TCW Galileo Diversified Value Fund

Investment Objectives/Approach

The Fund seeks capital appreciation, with a secondary goal of current income. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with a market capitalization of greater than $2 billion at the time of purchase. The Fund will invest mostly in “value companies.”

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

In managing the Fund’s investments, the Adviser blends a number of investment strategies. The Adviser emphasizes investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The Adviser seeks companies that it believes are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

The Fund will generally invest in equity securities which include common and preferred stock, rights or warrants to purchase common stocks or preferred stocks, securities convertible into common and preferred stocks, securities convertible into common and preferred stocks, such as convertible bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Diane E. Jaffee and Matthew J. Spahn are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this fund is “price volatility risk”. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

TCW Galileo Income + Growth Fund

Investment Objectives/Approach

The Fund seeks to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective. To pursue this goal, the Fund will invest (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities. In managing the Fund’s investments, the Adviser will focus on companies that have a record of paying dividends.

Concepts to understand

Growth Companies are companies exhibiting faster than average gains in earnings and which are expected to continue to show high level of growth gain.

The Adviser analyzes economic and market conditions and identifies securities that make the best investments in the pursuit of the Fund’s investment objectives. In selecting the investments, the Adviser considers factors which may include one or more of the following:

•	the company’s current valuation

•	market capitalization

•	price/earnings ratio

•	current dividend yield

•	the company’s potential for a strong positive cash flow and future dividend growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common stock and preferred stock such as bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some of its assets on covered call options. A covered call option is any agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price within a certain time period regardless of market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the immediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

Diane E. Jaffee is the Fund’s portfolio manager.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this Fund is “price volatility.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns.

TCW Galileo Large Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests primarily in equity securities of large capitalization U.S. companies with above-average earning prospects. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. It will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in companies with a market capitalization of greater than $3 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

Growth companies are companies exhibiting faster than average gains in earnings and which are expected to continue to show high levels of growth gain.

In managing the Fund’s investments, the Adviser seeks to invest in companies that will have reported earnings that exceed analysts’ expectations (i.e., potential for earnings surprises). The Adviser utilizes “bottom-up” fundamental research to identify these companies. The Adviser performs fundamental research by using techniques such as:

•	making company visits

•	attending industry conferences

•	maintaining communication with company management

The Adviser then uses the information that it has obtained from its fundamental research to analyze the company’s long-term growth potential, future earnings and cash flow.

The Adviser uses quantitative and qualitative screening criteria to determine which companies to subject to its fundamental analysis.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Wendy S. Barker, Douglas S. Foreman and Philip Propper de Callejon, Jr. are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this Fund is “price volatility.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility risk because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

TCW Galileo Large Cap Value Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest mostly in “value companies.”

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

In managing the Fund’s investments, the Adviser seeks to invest in attractively valued equity securities of companies where the return on invested capital is improving. The Adviser utilizes bottom-up fundamental research to identify these companies. The Adviser performs fundamental research by using techniques such as:

•	making company visits

•	financial screening to identify companies

•	maintaining a disciplined approach to stock selection and portfolio construction

•	The Adviser will use both quantitative and qualitative screening criteria to supplement the scope of its fundamental research.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund may invest some assets in options. This practice is used primarily to hedge the Fund’s portfolio, but it may be used to increase returns; however, this practice sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this Fund is “price volatility.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

TCW Galileo Opportunity Fund

Investment Objectives/Approach

The Fund seeks capital appreciation. Current income is incidental.

To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, of $2 billion or less. The Fund may invest in up to 10% of its assets in securities of similar foreign companies or in American Depository Receipts of such companies. The Fund may also write covered call options.

Concepts to understand

Small-Sized Companies. The Fund seeks long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Adviser tries to identify those companies that have fallen out of favor and whose stock is selling below what the Adviser believes is its real value. The Adviser looks for those stocks with a potential catalyst such as new products, technologies, or management that will trigger an increase in their value. The Adviser analyzes each candidate’s fundamental strength, looking for companies with well positioned product lines and experienced management with equity ownership. In the course of this analysis, the Adviser often discovers that many individual stocks in a particular industry or market sector offer attractive investment opportunities. The Adviser’s analysis finds that frequently the market undervalues entire industries and sectors, offering a cluster of candidates that meet the investment criteria. As a result, the Adviser may focus the Fund’s investments in a number of industries that the Adviser’s analysis has revealed as poised for growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common stocks or preferred stocks, securities convertible into common or preferred stock such as convertible bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor, or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors.

William R. Church and Diane E. Jaffee are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility”, “liquidity risk” and “foreign investing risk”. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. Liquidity risk refers to the possibility that the Fund may lose money or be presented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Because the Fund may invest a portion of its assets in securities issued by foreign companies, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance that you could lost money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

TCW Galileo Select Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. Performance should be measured over a full market cycle.

To pursue this goal, the Fund invests primarily in the common stocks of larger companies. The investment philosophy underlying our strategy is a highly focused approach which seeks to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. Except when maintaining a temporary defensive position, the Fund anticipates that at least 80% of the value of its net assets (including amounts borrowed for investment purposes) will be invested in equity securities of these companies. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of this change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund may also invest in foreign securities.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, in the Adviser’s opinion the security becomes fully valued, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund may invest some assets in options, futures and foreign currency futures, and forward contracts. These practices are used primarily to hedge the Fund’s portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Glen E. Bickerstaff and Leigh R. Crawford are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “foreign investing risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Although the Fund is subject to price volatility because of its stock investments, it is subject to less price volatility than funds that invest in the securities of smaller companies. Because the Fund may invest a portion of its assets in securities issued by foreign companies, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance you could lose money over the short-term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

TCW Galileo Small Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Standard & Poor’s Small Cap 600 Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2002, the market capitalization of companies included in Standard & Poor’s Small Cap 600 Index was between $33.6 million and $3.0 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Small-Sized Companies seek long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Adviser pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to continuously monitor securities in the Fund’s portfolio.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Douglas S. Foreman, Christopher J. Ainley and Nicholas J. Capuano are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

TCW Galileo Small Cap Value Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in equity securities issued by value companies with market valuations, at the time of acquisition, within the range of the companies comprising the Standard & Poor’s Small Cap 600 Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2002, the market capitalization of companies included in Standard & Poor’s Small Cap 600 Index was between $33.6 million and $3.0 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market and/or pre-eminent market position, with a price/earnings multiple of generally not more than half the expected growth rate.

Emerging Growth Company: When a company has the potential for a significant annual growth rate, a proprietary product and/or pre-eminent market position, with a price/earnings multiple of generally not more than half the expected growth rate.

In managing the Fund’s investments, the Adviser generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets or undervalued growth potential

•	are in a turnaround situation

•	are emerging growth companies

The Adviser performs fundamental analysis on each company. This includes a review of available financial and other business information, company visits and management interviews.

Investments will be sold for reasons such as when it is judged by the Adviser that a company will not achieve anticipated results or when the investment becomes fully valued.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

The Fund is not available for investment.

Nicholas F. Galluccio and Susan I. Schottenfeld are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this fund are “price volatility risk” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

TCW Galileo Technology Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in the equity securities of companies with superior earnings growth prospects that engage in the technology, telecommunications and information industries. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. It is expected that the Fund will invest in knowledge and information intensive companies in the technology sector including companies in technology, communications, telecommunications, Internet, video, electronics, office and factory automation and robotics. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund may invest in foreign securities.

Concepts to understand

Concentration in a specific sector increases risk. A Fund that invests in a relatively small number of issuers or concentrates its investments in a particular industry is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more broadly invested portfolio might be.

Technology Companies include companies in technology, communications, telecommunications, Internet, video, electronics, office and factory automation and robotics.

The Adviser utilizes a “bottom-up” approach to identify securities for investment. First, the Adviser uses quantitative and qualitative criteria to screen companies. The Adviser then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least some of the following factors:

•	a demonstrated record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a price earnings ratio which is less than the Adviser’s internally estimated three year earnings growth rate

•	a large and growing market share

•	a strong balance sheet

•	significant ownership interest by management and a strong management team

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Christopher J. Ainley, Wendy S. Barker and Douglas S. Foreman are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this fund are “concentration risk”, “price volatility risk,” “liquidity risk” and “foreign investing risk”.

Concentration risk refers to the fact that the Fund has focused its investment in common stocks of companies in the technology sector. Therefore, the fund is considered to be concentrated in the technology sector, its primary risk. A portfolio concentrated in a single sector or industry may present more risk than a portfolio broadly invested over several sectors or industries. As a sector mutual fund that invests in technology companies, the Fund is subject to the risks associated with this industry sector. This makes the Fund more vulnerable to price changes of securities of issuers in technology related industries and factors that affect the technology industry than a mutual fund that invests in securities of companies in a variety of sectors.

Investments in the technology sector include the risk that certain high technology products and services are subject to competitive pressures and aggressive pricing. Technology products are also dependent on innovation in their industry with the accompanying risk that new products will not meet expectations or even reach the marketplace. Technology related companies are strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles; fierce competition, aggressive pricing and reduced profit margins; the loss of patent copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and few experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

An additional risk affecting the Fund is “price volatility.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investment go up or down. This Fund may be subject to greater price volatility than funds that invest in securities of companies in a variety of market sectors or larger companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial tot he Fund. Because the securities of medium-sized and small-sized companies may be less liquid than the securities of large-sized companies, the Fund may be susceptible to liquidity risk more than a fund that invests in the securities of large-sized companies.

Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment

•	withholding taxes

•	a lack of adequate company information

•	currency exchange rate fluctuations

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

TCW Galileo Value Opportunities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with market capitalizations, at the time of acquisition, within the capitalization range of companies comprising the Russell MidCap Value Index. As of December 31, 2002, the market capitalization of companies included in the Russell MidCap Value Index was between $200 million and $10.8 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling a significant market discount to the Adviser’s estimate of the company’s 24 month sustainable earnings.

In managing the Fund’s investments, the Adviser generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets

•	have undervalued growth potential

•	are in a turnaround situation

The Adviser also utilizes fundamental analysis on each company. This includes a review of available financial information, company visits and management interviews.

Investments will be sold for reasons such as when it is judged by the Adviser that a company will not achieve anticipated results or when the investment becomes fully valued.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Nicholas F. Galluccio and Susan I. Schottenfeld are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small and mid-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

U.S. Fixed Income

TCW Galileo Core Fixed Income Fund

Investment Objectives/Approach

The Fund seeks to provide maximum current income and achieve above average total return consistent with prudent investment management over a full market cycle. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in fixed income securities. These fixed income securities include, U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Duration is often used to measure the potential volatility of a bond’s price: bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with fixed maturities have a readily determinable duration. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments, making their values even more volatile than when they were acquired.

In managing the Fund’s investments, the Adviser uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets. These components include:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

The Adviser also utilizes active asset allocation in managing the Fund’s investments and monitors the duration of the Fund’s portfolio securities to mitigate the Fund’s exposure to interest rate risk.

The Fund may invest some assets in options, futures and foreign currency futures, and forward contracts. These practices are used primarily to hedge the Fund’s portfolio, but may also be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. The Fund may also invest some assets in inverse floaters, interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility and may be very sensitive to changes in interest rates.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Typically, the Fund sells an individual security when there is a perceived deterioration in the credit fundamentals of the issuer or the Adviser determines to take advantage of a better investment opportunity.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains.

Mark L. Attanasio, Philip A. Barach and Jeffrey E. Gundlach are the Fund’s portfolio managers.

Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), “foreign investing risk” and “liquidity risk.”

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund invests primarily in high credit quality securities that have limited susceptibility to this risk. A portion of the Fund’s assets, however, will be invested in low credit quality securities that may make the Fund subject to greater credit risk, especially during periods of economic uncertainty or during economic downturns. Debt securities that are rated below investment grade are considered to be speculative. Securities rated below investment grade are also known as “junk” bonds. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund because it may hold securities with long terms to maturity as well as mortgage-backed securities, including collateralized mortgage obligations and stripped mortgage securities. Its holding of mortgage-backed securities can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated when interest rates go down. Because this Fund may invest in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk refers to the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. Because the Fund may invest a portion of its assets in foreign company securities, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and changes in currency exchange rates

•	withholding taxes

•	a lack of adequate company information

The risks of foreign investing are even more pronounced if the Fund invests in emerging markets. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance you could lose money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because the Fund invests in below grade fixed income securities, it is more susceptible to liquidity risk than funds that invest in higher quality investments.

TCW Galileo High Yield Bond Fund

Investment Objectives/Approach

The Fund seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in high yield/below investment grade bonds, commonly known as “junk” bonds. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. It also invests in other high yield fixed income securities, including convertible and non-convertible debt securities and convertible and non-convertible preferred stocks.

Concepts to understand

Junk bonds are bonds that have a credit rating of BB or lower by rating agencies such as Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. These bonds are often issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. In the event of a prepayment problem by the issuer of these bonds, they will only be paid if there is anything left after the payment of senior debt, such as bank loans and investment grade bonds.

Junk bonds are considered to be mostly speculative in nature. This gives the Fund more credit risk than Galileo’s other fixed income funds, but also gives it the potential for higher returns.

In managing the Fund’s investments, the Adviser places emphasis on securities at the lower-risk end of the high yield bond/below investment grade spectrum. These securities are issued by companies that the Adviser believes have stable to improving business prospects. The Adviser’s investment approach also emphasizes consistent and high current income. It attempts to reduce the Fund’s investment risk through diversification and by analysis of:

•	each issuer

•	each issuer’s ability to make timely payments of principal and interest

•	broad economic trends and corporate developments

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Typically, the Fund sells an individual security when it reaches its targeted price or yield, there is a perceived deterioration in the credit fundamentals of the issuer or the portfolio is rebalanced for diversification purposes.

James M. Hassett and Melissa V. Weiler are the Fund’s portfolio managers.

Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk,” “liquidity risk” and, to a lesser extent, “foreign investing risk.”

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund is subject to high credit risk, because it invests primarily in high yield/below investment grade bonds. Debt securities that are rated below investment grade are considered to be speculative; they are also commonly known as “junk” bonds. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because high yield bonds may be less liquid than higher quality securities, the Fund may be more susceptible to liquidity risk than funds that invest in higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Because the Fund may invest a portion of its assets in foreign company securities, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

The risks of foreign investing are even more pronounced if the Fund invests in emerging markets. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicate that there is a greater chance you could lose money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in the U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

TCW Galileo Total Return Bond Fund

Investment Objectives/Approach

The Fund seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle. To pursue these goals, (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in fixed income securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest primarily in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations (collectively, the “Federal Agencies”), and in privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P or the equivalent by any other nationally recognized statistical organization.

Concepts to understand

Duration is often used to measure the potential volatility of a bond’s price: bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with fixed maturities have a readily determinable duration. Bonds with uncertain payment schedules, such as mortgage-backed securities which can be prepaid, have durations which may vary or lengthen in certain interest rate environments, making their value even more volatile than when they were acquired.

Weighted average duration is the average duration of the securities in the portfolio weighted by market value.

Weighted average reset frequency is the average time to the next coupon reset date of the floating rate securities in the portfolio weighted by market value.

In managing the Fund’s investments, the Adviser seeks to construct a portfolio with a weighted average effective duration of no more than eight years.

The Fund may invest some assets in inverse floaters and interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may reduce returns or increase volatility and may be very sensitive to changes in interest rates.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and other liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Typically, the Fund sells an individual security when the Adviser determines to take advantage of a better investment opportunity.

Philip A. Barach, Jeffrey E. Gundlach and Frederick H. Horton are the Fund’s portfolio managers.

Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), and “liquidity risk.”

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. The Fund may invest a portion of its assets in mortgage-backed securities which are not guaranteed by the U.S. Government, which may make the Fund subject to substantial credit risk. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity and mortgage-backed securities, including collateralized mortgage obligations, and stripped mortgage securities. Because this Fund invests in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk is the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because mortgage-backed securities may be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities.

Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

General Investment Risk

Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of a Fund’s shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. This is also true for funds that invest primarily in fixed income securities. High credit quality investments also react in value to interest rate changes.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage. Certain instruments (such as inverse floaters and interest-only securities) behave similarly to leveraged instruments.

The Adviser may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold various foreign currencies from time to time, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, they are not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. Please see the Statement of Additional Information for further information.

The forward currency market for the purchase or sale of U.S. dollars in most countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regards to forward contracts for local Latin American currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event a Fund holds securities denominated in a currency that suffers a devaluation, the Fund’s net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

Fixed income securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of a Fund.

Fixed Income Securities

Fixed income securities are subject to two primary types of risk: credit risk and interest rate risk.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

The Aggressive Growth Equities, Diversified Value, Income + Growth, Large Cap Growth, Large Cap Value, Opportunity, Select Equities, Small Cap Growth, Small Cap Value, Technology and Value Opportunities Funds may invest in convertible securities rated below investment grade. The High Yield Bond Fund portfolio consists of below investment grade corporate securities while the Core Fixed Income Fund may invest in debt instruments rated below investment grade. Debt instruments that are rated below investment grade are considered to be speculative; they are also commonly known as “junk” bonds. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater credit risk than higher rated securities of similar maturity. Such securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of a Fund’s investment objective will be more dependent on the Adviser’s analysis than would be the case if the Fund were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for the Adviser to value accurately certain portfolio securities.

“Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a fixed income security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Credit and Market Risks of Mortgage-Backed Securities.  The investments by the Core Fixed Income and Total Return Bond Funds in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating

Mortgage-Backed Securities

Mortgage-Backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.

rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in a Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Liquidity Risk of Mortgage-Backed Securities.  The liquidity of mortgage-backed securities varies by type of security; at certain times the Core Fixed Income and Total Return Bond Funds may encounter difficulty in disposing of investments. Because mortgage-backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities, such as inverse floaters, and interest-only securities, suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Core Fixed Income and Total Return Bond Funds’ higher yielding securities are likely to be redeemed and a Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-

backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations.  There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Stripped Mortgage Securities.  Part of the investment strategy of the Core Fixed Income and Total Return Bond Funds involves interest-only Stripped Mortgage Securities. These investments may be highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs. In addition, prepayments of the underlying mortgages likely would lower a Fund’s returns from stripped securities it holds.

Inverse Floaters.  The Core Fixed Income and Total Return Bond Funds invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as London Interbank Offered Rate (LIBOR) or 11th District Cost of Funds index (COFI). Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater while any drop in the index rate causes an increase in the coupon of an inverse floater. An inverse floater may behave like a security that is leveraged since its interest rate usually varies by a magnitude much greater than the magnitude of the change in the index rate of interest. The “leverage-like” characteristics inherent in inverse floaters are associated with greater volatility in their market prices.

Adjustable Rate Mortgages.  ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security.

In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Asset-Backed Securities.  Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

The Aggressive Growth Equities, Large Cap Growth, Large Cap Value, Select Equities, Small Cap Growth, Small Cap Value, Technology and Value Opportunities Funds are non-diversified for 1940 Act purposes and as such may invest a larger percentage of their assets in individual issuers than a diversified investment company.

Non-Diversified Status

Because a relatively higher percentage of the non-diversified Funds’ assets may be invested in the securities of a limited number of issuers, these Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

To the extent each Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, a Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

Concentration

Concentration means limiting investing to particular sectors or industries.

The Technology Fund is also subject to “concentration risk”. “Concentration risk” refers to focusing investment in the securities of sector or industry-specific issuers that could produce more volatile performance and greater risk relative to mutual funds that invest in numerous sectors or industries. The more concentrated the Fund’s holdings are, the more likely it is that a sector’s or industry’s poor performance will hurt the Fund significantly.

Management of the Funds

Investment Adviser

The Funds’ investment adviser is TCW Investment Management Company (the “Adviser”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2002, the Adviser and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $80 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*

Aggressive Growth Equities Fund
Christopher J. Ainley	Group Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West
Douglas S. Foreman	Group Managing Director and Chief Investment Officer—U.S. Equities, the Adviser, TCW Asset Management Company and Trust Company of the West
Diversified Value Fund
Diane E. Jaffee

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since January 2002. Previously, she was an Investment Officer of SG Cowen Asset Management, Inc. Prior to July 1998, Ms. Jaffee was a Director and Portfolio Manager of Cowen Asset Management, Inc.

Matthew J. Spahn

Vice President, the Adviser, TCW Asset Management Company and Trust Company of the West since January 2002. Previously, an analyst with SG Cowen Asset Management, Inc. and Cowen Asset Management, Inc. (prior to July 1998)

Income + Growth Fund
Diane E. Jaffee	See above
Large Cap Growth Fund
Douglas Foreman	See above
Wendy S. Barker	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West
Philip Propper de Callejon, Jr.	Senior Vice President, the Adviser, TCW Asset Management Company and Trust Company of the West
Large Cap Value Fund
Thomas K. McKissick	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West
N. John Snider

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since April 2000. Previously, Mr. Snider was a Vice President and Portfolio Manager at Provident Investment Counsel from October 1998 to April 2000. Prior to that, he was a portfolio manager at Arco Investment Management Company

Opportunity Fund
William R. Church

Managing Director, the Adviser, TCW Asset Management company and Trust Company of the West since January 2002. Previously, he was a Vice President and Senior Investment Officer of SG Cowen Asset Management, Inc. Prior to July 1998, Mr. Church was a Class I Limited Partner of Cowen Asset Management, Inc. and Managing Director of Cowen Incorporated

Diane E. Jaffee	See above
Select Equities Fund
Glen E. Bickerstaff

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since May 1998. Previously, he was senior portfolio manager and Vice President of Transamerica Investment Services

Leigh R. Crawford	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West
Small Cap Growth Fund
Christopher J. Ainley	See above
Nicholas J. Capuano	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West
Douglas S. Foreman	See above
Small Cap Value Fund
Nicholas G. Galluccio	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West
Susan I. Schottenfeld	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West
Technology Fund
Christopher J. Ainley	See above
Wendy S. Barker	See above
Douglas S. Foreman	See above
Value Opportunities Fund
Nicholas F. Galluccio	See above
Susan I. Schottenfeld	See above
Core Fixed Income Fund
Mark L. Attanasio	Group Managing Director and Chief Investment Officer—Below Investment Grade Fixed Income, the Adviser, TCW Asset Management Company and Trust Company of the West
Philip A. Barach	Group Managing Director and Chief Investment Officer—Investment Grade Fixed Income, the Adviser, TCW Asset Management Company and Trust Company of the West
Jeffrey E. Gundlach	Group Managing Director and Chairman Multi-Strategy Fixed Income Committee, the Adviser, TCW Asset Management Company and Trust Company of the West
High Yield Bond Fund
James M. Hassett	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West
Melissa V. Weiler	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West
Total Return Bond Fund
Philip A. Barach	See above
Jeffrey E. Gundlach	See above
Frederick H. Horton	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West

*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

Advisory Agreement

The Funds and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Adviser to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. The Adviser also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)

Aggressive Growth Equities	1.00%
Diversified Value	0.75%
Income + Growth	0.75%
Large Cap Growth	0.55%
Large Cap Value	0.55%
Opportunity	0.90%
Select Equities	0.75%
Small Cap Growth	1.00%
Small Cap Value	1.00%
Technology	1.00%
Value Opportunities	0.80%
Core Fixed Income	0.40%
High Yield Bond	0.75%
Total Return Bond	0.50%

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties under the agreement.

Multiple Class Structure

Certain of the Galileo Funds currently offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the Funds contained in this Prospectus (except the Technology Fund) offer I Class shares. The Aggressive Growth Equities, Large Cap Value, Opportunity, Select Equities, Small Cap Growth, Small Cap Value and Value Opportunities Funds also offer K Class shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally gives you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N and Class K shares are also offered at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N and Class K shares. Because these fees are paid out of the Fund’s Class N and Class K assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Class K shares are also subject to an administrative services fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class K shares.

YOUR INVESTMENT

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. and were transmitted to and received by the transfer agent. A Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds pursuant to procedures established by the Funds’ Board.

Minimums

	Initial	IRA	Additional

All Funds	$2,000	$500	$250

TCW Galileo Funds, Inc. may waive the minimum initial investment. All investments must be in U.S. dollars. Third-party checks, except those payable to an existing shareholder, will not be accepted. If your check or wire does not clear, you will be responsible for any loss a Fund incurs.

Automatic Investment Plan ($100 minimum)

You may arrange to make investments on a regular basis through automatic deductions from your bank checking account. Please call (800) 248-4486 for more information and enrollment form.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the payment date or until payment is collected, whichever is earlier.

Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee or address different than what is on our records

A Medallion signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class N Galileo Fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

General policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, a Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order.

Large Redemption Amounts

The Funds also reserve the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets).

Each Fund restricts excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year). You are limited to one exchange of shares in the same Fund during any 15-day period except investors in 401(k) and other group retirement accounts, investors who purchase shares through certain broker dealers, and asset allocation accounts managed by the Adviser or an affiliate. Each Fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, are likely to engage in excessive trading

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing

Complete the New Account Form. Mail your New

Account Form and a check made payable to

TCW Galileo                  Fund to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

(Same, except that you should include a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for a New Account Form.

Wire: Have your bank send your investment to:	(Same)

PNC Bank, Philadelphia, PA ABA No. 031-0000-53 Account No. 86-1282-4023 FBO TCW Galileo Fund (Name on the Fund Account) (Fund Account Number)

Via Exchange Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:

• your name(s) and signature(s) as they appear on the account form

• your account number

• the Fund name

• the dollar amount you want to sell or exchange

• how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Account Policies—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

By Telephone

Be sure the Funds have your bank account information on file. Call the Transfer Agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan:    Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $2,000 or more. Systematic Withdrawal plans are subject to a minimum annual withdrawal of $500.

To reach the transfer agent at PFPC Inc., call toll free in the U.S. (800) 248-4486 Outside the U.S. (610) 312-5581 (collect)

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of a Fund will be declared and paid annually. Each Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Funds. Please see the Statement of Additional Information and your tax adviser for further information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 1999). These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Aggressive Growth Equities Fund

Class N

	Year Ended October 31,			March 1, 1999 (Commencement of Offering of N Class Shares) Through October 31, 1999
	2002	2001	2000
Net Asset Value per Share, Beginning of Period	$10.05	$28.01	$22.27	$16.07

Income (Loss) from Investment Operations:
Net Investment (Loss)(4)	(0.14)	(0.18)	(0.35)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(2.22)	(16.86)	8.82	6.32

Total from Investment Operations	(2.36)	(17.04)	8.47	6.20

Less Distributions:
Distributions from Net Realized Gain	—	(0.92)	(2.73)	—

Net Asset Value per Share, End of Period	$7.69	$10.05	$28.01	$22.27

Total Return	(23.41)%	(62.63)%	39.68%	38.58%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,443	$23,018	$43,578	$2,367
Ratio of Net Expenses to Average Net Assets	1.62%	1.57% (3)	1.48% (3)	1.47%	(2)(3)
Ratios of Net Investment (Loss) to Average Net Assets	(1.46)%	(1.22)%	(1.15)%	(0.92)%	(2)
Portfolio Turnover Rate	20.92%	25.47%	44.85%	64.12%	(1)

(1)For the period March 1, 1999 (Commencement of offering of Class N shares) through October 31, 1999 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to 1.57%, 1.48% and 1.53% of net assets through October 31, 2001, 2000 and 1999, respectively. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.57% (the reimbursement is less than 0.01%) and 1.53% for the years ended October 31, 2001 and 2000, respectively, and 6.83% for the period from March 1, 1999 (Commencement of offering of Class N shares) to October 31, 1999.

(4)Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information for the period ended October 31, 2002 has been audited by Deloitte & Touche LLP, whose report, along with the Company’s financial statements, are included in the annual report which is available upon request. The information for the prior fiscal years has been audited by other independent auditors.

TCW Galileo Diversified Value Fund

Class N

	December 1, 2001 Through October 31, 2002		Year Ended November 30,			January 2, 1998 (Commencement of Operations) Through November 30, 1998(6)
			2001(6)	2000(6)	1999(6)
Net Asset Value per Share, Beginning of Period	$10.16		$10.21	$9.31	$8.70	$9.12

Income (Loss) from Investment Operations:
Net Investment Income	0.07	(4)	0.02	0.06	0.09	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.99)		(0.04)	0.89	0.61	(0.45)

Total from Investment Operations	(1.92)		(0.02)	0.95	0.70	(0.37)

Less Distributions:
Distributions From Net Investment Income	(0.01)		(0.03)	(0.05)	(0.09)	(0.05)

Net Asset Value per Share, End of Period	$8.23		$10.16	$10.21	$9.31	$8.70

Total Return	(18.87)%	(1)	(0.29)%	10.21%	8.14%	(4.08	)(5)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,888		$5,098	$6,305	$8,343	$12,044
Ratio of Net Expenses to Average Net Assets	0.67%	(2)(3)	1.22%	1.22%	1.22%	1.11%	(5)
Ratio of Net Investment Income to Average Net Assets	0.76%	(2)	0.20%	0.51%	0.96%	0.85%	(5)
Decrease Reflected On Above Ratios Due To Expense Reimbursements/Waivers	—		1.82%	1.66%	1.19%	0.66%	(5)
Portfolio Turnover Rate	32.26%	(1)	34%	83%	52%	67%	(5)

(1)For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee or to pay the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to 0.67% for the period December 1, 2001 through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 3.21% for the period December 1, 2001 through October 31, 2002.

(4)Computed using the average shares outstanding throughout the period.

(5)Not Annualized.

(6)Reflects the A Class of the former SG Cowen Large Cap Value Fund adjusted for the exchange.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information for the period ended October 31, 2002 has been audited by Deloitte & Touche LLP, whose report, along with the Company’s financial statements, are included in the annual report which is available upon request. The information for the prior fiscal years has been audited by other independent auditors.

TCW Galileo Income + Growth Fund

Class N

	December 1, 2001 Through October 31, 2002		Year Ended November 30,
			2001(5)	2000(5)	1999(5)	1998(5)	1997(5)
Net Asset Value per Share, Beginning of Period	$10.63		$10.40	$8.35	$9.19	$10.83	$10.72

Income (Loss) from Investment Operations:
Net Investment Income	0.11	(4)	0.10	0.13	0.19	0.22	0.27
Net Realized and Unrealized Gain (Loss) Investments	(1.27)		0.58	2.44	(0.28)	0.14	1.47

Total from Investment Operations	(1.16)		0.68	2.57	(0.09)	0.36	1.74

Less Distributions:
Dividends from Net Investment Income	(0.11)		(0.12)	(0.15)	(0.20)	(0.22)	(0.27)
Distributions from Net Realized Gain	(0.44)		(0.33)	(0.37)	(0.55)	(1.78)	(1.36)

Total Distributions	(0.55)		(0.45)	(0.52)	(0.75)	(2.00)	(1.63)

Net Asset Value per Share, End of Period	$8.92		$10.63	$10.40	$8.35	$9.19	$10.83

Total Return	(11.48)%	(1)	6.72%	33.04%	3.98%	(1.12)%	19.21%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,718		$34,578	$34,657	$34,116	$44,643	$55,383
Ratio of Expenses to Average Net Assets	1.15%	(2)(3)	1.43%	1.36%	1.33%	1.20%	1.21%
Ratio of Net Investment to Average Net Assets	1.18%	(2)	0.98%	1.45%	2.18%	2.22%	2.65%
Decrease Reflected on Above Ratios due to Expense Reimbursements/Waivers	—		—	—	—	0.05%	0.14%
Portfolio Turnover Rate	60.23%	(1)	1%	73%	71%	62%	75%

(1)For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee or to pay the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to 1.15% for the period December 1, 2001 through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.53% for the period December 1, 2001 through October 31, 2002.

(4)Computed using average shares outstanding throughout the period.

(5) Reflects the A Class of the former SG Cowen Income + Growth Fund adjusted for the exchange.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 1999). These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Large Cap Growth Fund

Class N

	Year Ended October 31,			March 1, 1999 (Commencement of Offering of N Class Shares) Through October 31, 1999
	2002	2001	2000
Net Asset Value per Share, Beginning of Period	$8.60	$17.91	$16.60	$13.70

Income (Loss) from Investment Operations:
Net Investment (Loss)(4)	(0.04)	(0.09)	(0.17)	(0.08)
Net Realized and Unrealized Gain (Loss) Investments	(1.87)	(7.82)	2.42	2.98

Total from Investment Operations	(1.91)	(7.91)	2.25	2.90

Less Distributions:
Distributions from Net Realized Gain	—	(1.40)	(0.94)	—

Net Asset Value per Share, End of Period	$6.69	$8.60	$17.91	$16.60

Total Return	(22.21)%	(47.55)%	13.58%	21.17%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$204	$249	$317	$86
Ratio of Net Expenses to Average Net Assets(3)	1.49%	1.45%	1.40%	1.46%	(2)
Ratio of Net Investment (Loss) to Average Net Assets	(0.48)%	(0.82)%	(0.86)%	(0.74)%	(2)
Portfolio Turnover Rate	33.31%	134.42%	113.62%	78.02%	(1)

(1)For the period March 1, 1999 (Commencement of offering of Class N shares) through October 31, 1999 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.49%, 1.45%, 1.40% and 1.46% of net assets through October 31, 2002, 2001, 2000 and 1999, respectively. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 20.77%, 14.46% and 13.96% for the years ended October 31, 2002, 2001 and 2000, respectively, and 392.27% for the period from March 1, 1999 (Commencement of offering of Class N shares) to October 31, 1999.

(4)Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 1999). These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Large Cap Value Fund

Class N

	Year Ended October 31,			March 1, 1999 (Commencement of Offering of N Class Shares) Through October 31, 1999
	2002	2001	2000
Net Asset Value per Share, Beginning of Period	$10.95	$14.10	$11.79	$11.07

Income (Loss) from Investment Operations:
Net Investment Income(5)	0.01	— (4)	0.02	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.24)	(3.12)	2.34	0.66

Total from Investment Operations	(1.23)	(3.12)	2.36	0.72

Less Distributions:
Distributions from Net Investment Income	—	(0.03)	(0.05)	—

Net Asset Value per Share, End of Period	$9.72	$10.95	$14.10	$11.79

Total Return	(11.23)%	(22.19)%	20.04%	6.51%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,885	$2,631	$3,829	$58
Ratio of Net Expenses to Average Net Assets(3)	1.38%	1.40%	1.28%	1.46%	(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13%	(0.01)%	0.13%	0.71%	(2)
Portfolio Turnover Rate	57.35%	82.83%	108.54%	142.36%	(1)

(1)For the period March 1, 1999 (Commencement of offering of Class N shares) through October 31, 1999 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.38%, 1.40%, 1.28% and 1.46% of net assets through October 31, 2002, 2001, 2000 and 1999, respectively. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.32%, 1.90% and 5.05% for the years ended October 31, 2002, 2001 and 2000, respectively, and 163.61% for the period from March 1, 1999 (Commencement of offering of Class N shares) to October 31, 1999.

(4)Net Investment Income rounds to less than $0.01.

(5)Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information for the period ended October 31, 2002, has been audited by Deloitte & Touche LLP, whose report, along with the Company’s financial statements are included in the annual report which is available upon request. The information for the prior fiscal years has been audited by other independent auditors.

TCW Galileo Opportunity Fund

Class N

	December 1, 2001 Through October 31, 2002		Year Ended November 30,
			2001(5)	2000(5)	1999(5)	1998(5)	1997(5)
Net Asset Value per Share, Beginning of Period	$10.43		$9.38	$7.11	$6.00	$9.83	$9.91

(Loss) from Investment Operations:
Net Investment (Loss)	(0.04	)(4)	(0.08)	(0.05)	(0.04)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.09)		1.43	2.32	1.15	(2.03)	1.20

Total from Investment Operations	(1.13)		1.35	2.27	1.11	(2.08)	1.15

Less Distributions:
Distributions from Net Realized Gain	(0.61)		(0.30)	—	—	(1.75)	(1.23)

Net Asset Value per Share, End of Period	$8.69		$10.43	$9.38	$7.11	$6.00	$9.83

Total Return	(11.46)%	(1)	14.75%	31.88%	18.61%	(24.89)%	13.55%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,551		$20,428	$19,700	$19,787	$27,978	$54,809
Ratio of Expenses to Average Net Assets	1.31%	(2)(3)	1.59%	1.61%	1.59%	1.46%	1.38%
Ratio of Net Investment (Loss) to Average Net Assets	(0.43)%	(2)	(0.68)%	(0.52)%	(0.67)%	(0.67)%	(0.53)%
Decrease Reflected on Above Ratios due to Expense Reimbursements/Waivers	—		—	—	—	0.01%	0.06%
Portfolio Turnover Rate	41.83%	(1)	111%	164%	150%	124%	159%

(1)For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee or to pay the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to 1.31% for the period December 1, 2001 through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.78% for the period December 1, 2001 through October 31, 2002.

(4)Computed using average shares outstanding throughout the period.

(5)Reflects the A Class of the former SG Cowen Opportunity Fund adjusted for the exchange.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 1999). These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Select Equities Fund

Class N

	Year Ended October 31,			March 1, 1999 (Commencement of Offering of N Class Shares) Through October 31, 1999
	2002	2001	2000
Net Asset Value per Share, Beginning of Period	$14.32	$25.56	$20.67	$17.62

Income (Loss) from Investment Operations:
Net Investment (Loss)(4)	(0.12)	(0.15)	(0.16)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(2.61)	(9.77)	5.97	3.12

Total from Investment Operations	(2.73)	(9.92)	5.81	3.05

Less Distributions:
Distributions from Net Realized Gain	—	(1.32)	(0.92)	—

Net Asset Value per Share, End of Period	$11.59	$14.32	$25.56	$20.67

Total Return	(19.06)%	(40.58)%	28.92%	17.31%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$281,539	$191,638	$156,804	$19,111
Ratio of Expenses to Average Net Assets	1.18%	1.20%	1.17%	1.46%	(2)(3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.88)%	(0.84)%	(0.64)%	(0.53)%	(2)
Portfolio Turnover Rate	3.31%	12.25%	52.37%	48.29%	(1)

(1)For the period March 1, 1999 (Commencement of offering of Class N shares) through October 31, 1999 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.46% of net assets through October 31, 1999. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.66% for the period from March 1, 1999 (Commencement of offering of Class N shares) to October 31, 1999.

(4)Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 1999). These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Small Cap Growth Fund

Class N

	Year Ended October 31,			March 1, 1999 (Commencement of Offering of N Class Shares) Through October 31, 1999
	2002	2001	2000
Net Asset Value per Share, Beginning of Period	$15.16	$37.54	$30.74	$20.62

Income (Loss) from Investment Operations:
Net Investment (Loss)(4)	(0.19)	(0.21)	(0.43)	(0.20)
Net Realized and Unrealized Gain (Loss) on Investments	(4.84)	(21.43)	9.30	10.32

Total from Investment Operations	(5.03)	(21.64)	8.87	10.12

Less Distributions:
Distributions from Net Realized Gain	—	(0.74)	(2.07)	—

Net Asset Value per Share, End of Period	$10.13	$15.16	$37.54	$30.74

Total Return	(33.22)%	(58.54)%	28.56%	49.08%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$52,656	$72,209	$92,621	$671
Ratio of Expenses to Average Net Assets	1.47%	1.44%	1.42% (3)	1.53%	(2)(3)
Ratios of Net Investment (Loss) to Average Net Assets	(1.37)%	(0.95)%	(1.02)%	(1.15)%	(2)
Portfolio Turnover Rate	29.01%	29.24%	50.94%	74.52%	(1)

(1)For the period March 1, 1999 (Commencement of offering of Class N shares) through October 31, 1999 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.42% and 1.53% of net assets through October 31, 2000 and 1999, respectively. Had such action not been taken, total annualized operating expenses, as a percentage of net assets, would have been 1.44% for the year ended October 31, 2000 and 35.14% for the period March 1, 1999 (Commencement of offering of Class N Shares) to October 31, 1999.

(4)Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced its offering on May 1, 2002). These figures have been audited by Deloitte & Touche LLP, whose reports, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Small Cap Value Fund

Class N

	May 1, 2002 (Commencement of Offering of N Class Shares) Through October 31, 2002
Net Asset Value per Share, Beginning of Period	$14.11

(Loss) from Investment Operations:
Net Investment (Loss)(5)	(0.05)
Net Realized and Unrealized (Loss) on Investments	(5.63)

Total from Investment Operations	(5.68)

Net Asset Value per Share, End of Period	$8.43

Total Return	(40.26)%	(1)

Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ —	(3)
Ratio of Expenses to Average Net Assets	1.48%	(2)(4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.89)%	(2)
Portfolio Turnover Rate	72.35%	(1)

(1)For the period May 1, 2002 (Commencement of Offering of N Class Shares) through October 31, 2002 and not indicative of a full year’s operating results.

(2)Annualized.

(3)Amount rounds to less than $1 (in thousands).

(4)The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund to 1.48% of net assets through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 10,222.16% for the period May 1, 2002 (Commencement of Offering of N Class Shares) through October 31, 2002.

(5)Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on November 1, 2000). These figures have been audited by Deloitte & Touche LLP, whose reports, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Technology Fund

Class N

	Year Ended October 31, 2002	November 1, 2000 (Commencement of Offering of N Class Shares) Through October 31, 2001
Net Asset Value per Share, Beginning of Period	$3.49	$10.00

(Loss) from Investment Operations:
Net Investment (Loss)(3)	(0.06)	(0.07)
Net Realized and Unrealized (Loss) on Investments	(1.32)	(6.44)

Total from Investment Operations	(1.38)	(6.51)

Net Asset Value per Share, End of Period	$2.11	$3.49

Total Return	(39.54)%	(65.10)%

Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$677	$899
Ratio of Expenses to Average Net Assets	1.88% (2)	1.70%	(1)(2)
Ratio of Net Investment (Loss) to Average Net Assets	(1.87)%	(1.27)%	(1)
Portfolio Turnover Rate	66.34%	41.01%

(1)Annualized.

(2)The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund to 1.88% and 1.70% of net assets through October 31, 2002 and 2001, respectively. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 12.93% for the year ended October 31, 2002 and 20.84% for the period November 1, 2000 (Commencement of Operations) through October 31, 2001.

(3)Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N Class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on November 1, 2000). These figures have been audited by Deloitte & Touche LLP, whose reports, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Value Opportunities Fund

Class N

	Year Ended October 31, 2002	November 1, 2000 (Commencement of Offering of N Class Shares) Through October 31, 2001
Net Asset Value per Share, Beginning of Period	$15.91	$14.85

Income (Loss) from Investment Operations:
Net Investment (Loss)(2)	(0.10)	(0.10)
Net Realized and Unrealized Gain on Investments	(2.66)	2.42

Total from Investment Operations	(2.76)	2.32

Less Distributions:
Distributions from Net Investment Income	—	(0.02)
Distributions from Net Realized Gain	(0.16)	(1.24)

Total Distributions	(0.16)	(1.26)

Net Asset Value per Share, End of Period	$12.99	$15.91

Total Return	(17.61)%	17.00%

Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$82,884	$56,327
Ratio of Expenses to Average Net Assets	1.23%	1.49% (1)
Ratio of Net Investment (Loss) to Average Net Assets	(0.62)%	(0.62)%
Portfolio Turnover Rate	84.85%	75.80%

(1)The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.49% of net assets through October 31, 2001. Had such actions not been taken, total annualized operating expenses, as a percentage of the average net assets, would have been 1.62% for the year November 1, 2000 (Commencement of Offering of N Class shares) through October 31, 2001.

(2)Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N Class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 1999). These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Core Fixed Income Fund

Class N

	Year Ended October 31,			March 1, 1999 (Commencement of Offering of N Class Shares) Through October 31, 1999
	2002(4)	2001	2000
Net Asset Value per Share, Beginning of Period	$9.69	$9.32	$9.51	$9.74

Income (Loss) from Investment Operations:
Net Investment Income(5)	0.48	0.52	0.55	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.05	0.46	(0.21)	(0.35)

Total from Investment Operations	0.53	0.98	0.34	0.02

Less Distributions:
Distributions from Net Investment Income	(0.49)	(0.61)	(0.53)	(0.25)

Net Asset Value per Share, End of Period	$9.73	$9.69	$9.32	$9.51

Total Return	5.78%	10.75%	3.71%	0.17%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,756	$3,944	$80	$83
Ratio of Expenses to Average Net Assets(3)	1.00%	1.00%	1.13%	1.00%	(2)
Ratio of Net Investment Income to Average Net Assets	4.98%	5.44%	5.90%	5.68%	(2)
Portfolio Turnover Rate	119.71%	92.81%	107.59%	136.63%	(1)

(1)For the period March 1, 1999 (Commencement of offering of Class N shares) through October 31, 1999 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.00%, 1.00%, 1.13% and 1.00% of net assets through October 31, 2002, 2001, 2000 and 1999, respectively. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.75%, 8.35% and 40.33% for the years ended October 31, 2002, 2001 and 2000, respectively, and 134.10% for the period March 1, 1999 (Commencement of offering of Class N shares) to October 31, 1999.

(4)The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by less than $0.01, increase net realized gains and losses per share by less than $0.01 and decrease the ratio of net investment income to average net assets by less than 0.01%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(5)Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 1999). These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo High Yield Bond Fund

Class N

	Year Ended October 31,			March 1, 1999 (Commencement of Offering of N Class Shares) Through October 31, 1999
	2002(4)	2001	2000
Net Asset Value per Share, Beginning of Period	$7.01	$7.90	$8.91	$9.39

Income (Loss) from Investment Operations:
Net Investment Income(5)	0.57	0.72	0.78	0.55
Net Realized and Unrealized Loss on Investments	(0.72)	(0.82)	(0.93)	(0.57)

Total from Investment Operations	(0.15)	(0.10)	(0.15)	(0.02)

Less Distributions:
Distributions from Net Investment Income	(0.65)	(0.79)	(0.86)	(0.46)

Net Asset Value per Share, End of Period	$6.21	$7.01	$7.90	$8.91

Total Return	(2.66)%	(1.51)%	(1.86)%	(0.24)%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,502	$8,546	$316	$189
Ratio of Expenses to Average Net Assets(3)	1.30%	1.30%	1.27%	1.30%	(2)
Ratio of Net Investment Income to Average Net Assets	8.32%	9.88%	8.91%	8.78%	(2)
Portfolio Turnover Rate	55.18%	78.35%	64.29%	128.15%	(1)

(1)For the period March 1, 1999 (Commencement of offering of Class N shares) through October 31, 1999 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.30%, 1.30%, 1.27% and 1.30% of net assets through October 31, 2002, 2001, 2000 and 1999, respectively. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.57%, 3.37% and 2.05% for the years ended October 31, 2002, 2001 and 2000, respectively and 47.83% for the period March 1, 1999 (Commencement of offering of Class N shares) to October 31, 1999.

(4)The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by less than $0.01, decrease net realized gains and losses per share by less than $0.01 and increase the ratio of net investment income to average net assets from 8.29% to 8.32%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(5)Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 1999). These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Total Return Bond Fund

Class N

	Year Ended October 31,			March 1, 1999 (Commencement of Offering of N Class Shares) Through October 31, 1999
	2002	2001	2000
Net Asset Value per Share, Beginning of Period	$10.06	$9.33	$9.23	$9.40

Income (Loss) from Investment Operations:
Net Investment Income(4)	0.79	0.60	0.58	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.12	0.71	0.12	(0.49)

Total from Investment Operations	0.91	1.31	0.70	(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.75)	(0.58)	(0.60)	(0.11)

Net Asset Value per Share, End of Period	$10.22	$10.06	$9.33	$9.23

Total Return	9.40%	14.45%	8.09%	(0.69)%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,589	$568	$49	$37
Ratio of Expenses to Average Net Assets(3)	1.00%	1.01%	1.02%	1.02%	(2)
Ratio of Net Investment Income to Average Net Assets	7.76%	6.08%	6.38%	7.00%	(2)
Portfolio Turnover Rate	25.89%	11.26%	8.44%	28.07%	(1)

(1)For the period March 1, 1999 (Commencement of offering of Class N shares) through October 31, 1999 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.00%, 1.01%, 1.02% and 1.00% of net assets through October 31, 2002, 2001, 2000 and 1999, respectively. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.44%, 13.28% and 89.63% for the years ended October 31, 2002, 2001 and 2000, respectively, and 722.10% for the period from March 1, 1999 (Commencement of offering of Class N shares) to October 31, 1999.

(4)Computed using average shares outstanding throughout the period.

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Galileo Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Galileo Funds, Inc.

c/o PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

On the Internet:

TCW GALILEO FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at www.sec.gov to view text only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, N.W., Washington, DC 20549-6009 or by electronic request at the following e-mail address: wwwpublicinfo@sec.gov.

TCW Galileo Funds, Inc.

More information on the Fund is available free upon request, including the following:

Annual / Semi-Annual Report

Describes the Fund’s performance, lists portfolio holdings and contains a letter from the Fund’s portfolio manager discussing recent market conditions, economic trends and Fund strategies.

Statement of Additional Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus.

SEC file number: 811-7170

TCW Galileo

Funds, Inc.

This prospectus tells you about the Class I shares of three of the separate investment Funds offered by TCW Galileo Funds, Inc., (the “Fund”) each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

TCW Galileo Diversified Value Fund

TCW Galileo Focused Large Cap Value Fund

TCW Galileo Income + Growth Fund

As with all mutual Fund, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2003

1

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Galileo Funds, Inc.	Investment Objectives	Principal Investment Strategies

TCW Galileo Diversified Value Fund	Capital appreciation	Invests in equity securities of large capitalization companies

TCW Galileo Focused Large Cap Value Fund	Long-term capital appreciation	Invests in the equity securities of 20-50 large capitalization value companies.

TCW Galileo Income + Growth Fund	High level of dividend income	Invests in equity securities of issuers which pay dividends.

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

Each Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes will not accomplish what they were designed to achieve or that companies in which the Fund invests will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of individual Fund shares will vary as the Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in the Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which the Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in the Fund’s portfolio will underperform other Fund in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	PRICE VOLATILITY

There is the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility.

2

The Funds may also be subject (in varying degrees) to the following risks:

•	LIQUIDITY RISK

There is the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Each Fund may be subject to liquidity risk because it invests a portion of its assets in securities of medium and small sized companies; or foreign securities, which have all experienced periods of illiquidity.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. The Fund is subject to foreign investing risk because it may invest a portion of its assets in foreign company securities. The Japanese Equities Fund is particularly subject to this risk because it invests at least 80% of its net assets in equity securities issued by Japanese companies. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Fund may hold various foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

•	CREDIT RISK

There is the possibility that the Fund could lose money if an issuer is unable to meet its financial obligations such as the payment of principal and/or interest on an instrument, or goes bankrupt.

A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 14. The Focused Large Cap Value Fund is non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, and may invest more than 5% of its total assets in the securities of any one issuer. Consequently, the Fund’s exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Performance Summary

The two tables below show each Fund’s annual and after-tax returns and its long-term performance with respect to its Class N shares. The Class I shares of the Funds have no operating history. The barchart shows you how each Fund’s performance has varied from year to year. The second table compares the before and after-tax returns of each Fund over time to that of a broad-based securities market index for the period of time the Fund has been registered with the Securities and Exchange Commission as an investment company under the Investment Company Act of 1940 (“1940 Act”). Both tables assume reinvestment of dividends and distributions.

The performance information for the Diversified and Income + Growth Funds includes the performance of its predecessor funds (“Predecessor Funds”), which prior to December 14, 2001, was managed by SG Cowen Asset Management Inc. The performance of the Predecessor Funds in the tables was calculated using the fees and expenses (not including the sales charge of 4.75% for Class A shares) of the Class A shares of the Predecessor Funds

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

3

Year by year total return (%)

As of December 31 each year

TCW Galileo Diversified Value Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 2002 is: 0.96%.

Best and worst quarterly performance during this period

Fund	Performance

• Diversified Value Fund
Quarter ending June 30, 1999	16.00% (Best)
Quarter ending September 30, 2002	– 20.38% (Worst)

Average Annual Total Return as of December 31

	1 Year	5 Years	Since Inception

• Diversified Value Fund	– 19.72%	N/A	– 1.36%

Return After Taxes on Distributions	– 19.98%	N/A	– 1.62%

Return After Taxes on Distributions and Sale of Fund Shares	– 12.11%	N/A	1.20%

Russell 1000 Value Index	– 15.52%	N/A	1.16%

4

Year by year total return (%)

As of December 31 each year

TCW Galileo Focused Large Cap Value Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 31, 2002 is 0.66%

Best and worst quarterly performance during the period

Fund	Performance

• Focused Large Cap Value Fund
Quarter ending December 31, 1998	21.36% (Best)
Quarter ending September 30, 2001	– 19.00% (Worst)

Average Annual Total Return as of December 31

	1 Year	5 Years	From Inception/ Registration or 10 years

• Focused Large Cap Value Fund from Registration Date (3/1/2001)	– 22.49%	N/A	– 14.18%

Return After Taxes on Distributions	– 22.57%	N/A	– 14.23%

Return After Taxes on Distributions and Sale of Fund Shares	– 13.81%	N/A	– 11.21%

S&P 500/BARRA Value	– 20.86%	N/A	– 9.86%

Return Before Taxes Including Predecessor Entity Performance	– 6.56%	—	6.64%

TCW Galileo Income + Growth Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 2002 is: 3.69%.

Best and worst quarterly performance during this period

Fund	Performance

• Income + Growth Fund
Quarter ending September 30, 2000	16.84% (Best)
Quarter ending September 30, 2002	– 14.56% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	10 Years

• Income + Growth Fund	– 9.59%	5.25%	9.68%

Return After Taxes on Distributions	– 11.86%	3.13%	6.27%

Return After Taxes on Distributions and Sale of Fund Shares	– 4.23%	3.57%	6.47%

Lipper Equity Income Fund Index	– 16.23%	– 0.18%	8.19%

5

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class I shares of the Fund have no sales charge (load) or Rule 12b-1 distribution fees.

FEE TABLE

		Diversified Value		Focused Large Cap Value		Income + Growth

Shareholder Transaction Fees
1)	Redemption Fees	None		None		None
2)	Exchange Fees	None		None		None
3)	Contingent Deferred Sales Load	None		None		None
4)	Sales Load on Reinvested Dividends	None		None		None
5)	Sales Load on Purchases	None		None		None

Annual Fund Operating Expenses
	Management Fees	0.75%		0.65%		0.75%
	Distribution (12b-1) Fees	None		None		None
	Other Expenses	0.47%		0.73%		0.49%

	Total Annual Fund Operating Expenses	1.22%	(1)	1.38%	(1)	1.24%	(1)

(1) Estimated. Fund has no operating history.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years

Focused Large Cap Value	$122	$381	—	—
Diversified Value	$293	$897	$1,527	$3,218
Income + Growth	$127	$396	$683	$1,505

6

TCW Galileo Diversified Value Fund

Investment Objectives/Approach

The Fund seeks capital appreciation, with a secondary goal of current income. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. The securities include common and preferred stock and convertible securities. The Fund will invest (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with a market capitalization of greater than $2 billion at the time of purchase. The Fund will invest mostly in “value companies.”

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

In managing the Fund’s investments, the Adviser blends a number of investment strategies. The Adviser emphasizes investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The Adviser seeks companies that it believes are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock, such as convertible bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Diane E. Jaffee and Matthew J. Spahn are the Fund portfolio managers.

7

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this fund is “price volatility risk”. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular styles or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

8

TCW Focused Large Cap Value Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. These equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible bonds and debentures; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest mostly in “value” companies. The Fund may also invest in foreign securities.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Value companies are companies that appear underpriced according to certain financial rneasurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

The Fund will typically invest in a portfolio of 20 to 50 issues. In managing the Fund’s investments, the Adviser seeks to invest in attractively valued equity securities where the return on invested capital is improving. The Adviser utilizes bottom-up fundamental research to identify these companies. The Adviser will use both qualitative and quantitative screening criteria to supplement the scope of fundamental research. The application of the Adviser’s quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on invested capital. The Adviser performs fundamental research by using techniques such as:

•	making company visits

•	telephone contract with senior management

•	industry conferences

•	financial projections

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund may invest some assets in options. This practice is used primarily to hedge the Fund’s portfolio, but it may be used to increase returns; however, this practice sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

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Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this fund is “price volatility risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

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TCW Galileo Income + Growth Fund

Investment Objectives/Approach

The Fund seeks to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective,. To pursue this goal, the Fund will invest (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities. In managing the Fund’s investments, the Adviser will focus on companies that have a record of paying dividends.

Concepts to understand

Growth Companies are companies exhibiting faster than average gains in earnings and which are expected to continue to show high level of growth gain.

The Adviser analyzes economic and market conditions and identifies securities that make the best investments in the pursuit of the Fund’s investment objectives. In selecting the investments, the Adviser considers factors which may include one or more of the following:

•	the company’s current valuation

•	market capitalization

•	price/earnings ratio

•	current dividend yield

•	the company’s potential for a strong positive cash flow and future dividend growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some of its assets on covered call options. A covered call option is any agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price within a certain time period regardless of market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the immediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

Diane E. Jaffee is the Fund’s portfolio manager.

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Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this Fund is “price volatility.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns.

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Risk Considerations of Investing

Please consider the following risks before investing in the Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

General Investment Risk

Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of the Fund’s shares will vary as the value of it’s Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in the Fund could go down as well as up.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the longer term. The fewer the number of issuers in which the Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage.

The Adviser may temporarily invest up to 100% of the Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. These risk\s are more pronounced in emerging market countries.

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Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of the Fund’s shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

Credit Risk

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Because convertible securities may be rated below investment grade, they are subject to greater credit risk.

Non-Diversified Status

Because a relatively higher percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of issuers, these Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Fund. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

The Funds may invest in convertible securities rated below investment grade. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk”. These securities are regarded as bonds predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of the Fund’s investment objective will be more dependent on the Adviser’s analysis than would be the case if the Fund was investing in higher quality debt securities. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. More, the secondary trading market for lower quality securities may be less liquid than the market for investment grade securities. This potential lack of liquidity may make it more difficult for the Adviser to accurately value certain portfolio securities.

The Focused Large Cap Value Fund is non-diversified for 1940 Act purposes and may invest a larger percentage of its assets in individual issuers than a diversified investment company to the extent each Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, the Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

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Management of the Fund

Investment Adviser

The Fund’s investment adviser is TCW Investment Management Company (the “Adviser”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2002, the Adviser and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $80 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals are primarily responsible for the day-to-day portfolio management of the Fund, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*

Diversified Value Fund
Diane E. Jaffee

Managing Director, the Adviser, the TCW Asset Management Company and Trust Company since January 2002. Previously, she was an Investment Officer of SG Cowen Asset Management, Inc. Prior to July 1998, Ms. Jaffee was a Director and Portfolio Manager of Cowen Asset Management, Inc.

Matthew J. Spahn

Vice President, the Adviser, TCW Asset Management Company and Trust Company of the West since January 2002. Previously an analyst with SG Cowen Asset Management, Inc. and Cowen Asset Management, Inc. (prior to July 1998).

Focused Large Cap Value Fund
Thomas K. McKissick	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
N. John Snider

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since April 2000. Previously, Mr. Snider was a Vice President and Portfolio Manager at Provident Investment Counsel from October 1998 to April 2000. Prior to that, he was a portfolio manager at Arco Investment Management Company.

Income + Growth Fund
Diane E. Jaffee	See above.

*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

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Advisory Agreement

The Fund and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Fund has employed the Adviser to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Fund’s business affairs, subject to control by the Board of Directors. The Adviser also pays certain costs of marketing the Fund, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. Under the Advisory Agreement, the Fund pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by the following:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)

Diversified Value	0.75%
Focused Large Cap Value	0.65%
Income + Growth	0.75%

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties under the agreement.

Multiple Class Structure

Certain of the Galileo Funds currently offers three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the Funds contained in this Prospectus also offer N Class shares. Shares of each class of the Fund represent an equal pro rata interest in that Fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N and Class K shares are also offered at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Fund’s distributor for distribution and related services at a rate equal to 0.25% of the average daily net asset of the Fund attributable to its Class N and Class K shares. Because these fees are paid out of the Fund’s Class N and Class K assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Class K shares are also subject to an administrative services fee of up to 0.25% of the daily net assets of the Fund attributable to its Class K shares.

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YOUR INVESTMENT

Account Policies and Services

Buying shares

You pay no sales charges to invest in the Fund. Your price for the Fund’s shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Orders received by the Fund’s Transfer Agent from dealers, brokers or other service providers after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. and were transmitted to and received by the Transfer Agent generally prior to 8:00 a.m. Eastern time on the next day. The Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund pursuant to procedures established by the Fund’s Board.

Minimums

Initial	IRA	Additional

$2,000	$500	$250

TCW Galileo Funds, Inc. may waive the minimum initial investment. All investments must be in U.S. dollars. Third-party checks, except those payable to an existing shareholder, will not be accepted. If your check or wire does not clear, you will be responsible for any loss the Fund incurs.

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Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the payment date or until payment is collected, whichever is earlier.

Written sell order

Some circumstances require written sell orders, along with Medallion signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee or address different than what is on our records

A Medallion signature guarantee helps protect against fraud. You can obtain one from most banks, or securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class I Galileo Fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem the Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of the Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

General policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

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Large Redemption Amounts

The Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of the Fund’s assets).

The Fund restricts excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year). You are limited to one exchange of shares in the same Fund during any 15-day period except investors in 401(k) and other group retirement accounts, investors who purchase shares through certain broker dealers, and asset allocation accounts managed by the Adviser or an affiliate. The Fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s view, are likely to engage in excessive trading

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

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TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing

Complete the New Account Form. Mail your New

Account Form and a check made payable to

TCW Galileo                  Fund to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

(Same, except that you should include a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for a New Account Form.

Wire: Have your bank send your investment to:	(Same)

PNC Bank, Philadelphia, PA ABA No. 031-0000-53 Account No. 86-1282-4023 FBO TCW Galileo Fund (Name on the Fund Account) (Fund Account Number)

Via Exchange Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

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TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:

• your name(s) and signature(s) as they appear on the account form

• your account number

• the Fund name

• the dollar amount you want to sell or exchange

• how and where to send the proceeds

To reach the transfer agent at PFPC Inc., call toll free in the U.S. (800) 248-4486 Outside the U.S. (610) 312-5581 (collect)

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

By Telephone

Be sure the Fund have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undelivered checks that remain uncashed for six months will be reinvested in the Fund at the per share NAV determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan:    Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $2,000 or more. Systematic Withdrawal plans are subject to a minimum annual withdrawal of $500.

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Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for the Fund. Dividends from the net investment income of the Fund will be declared and paid annually. The Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time the Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of the Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Fund with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Statement of Additional Information and your tax adviser for further information.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information for the three years ended November 30, 2001 of the SG Cowen Series Funds, Inc. has been audited by KPMG LLP, the independent auditors to the Fund’s Predecessor Fund whose report thereon appears in the Annual Reports of the Predecessor Fund. The information for fiscal years ended prior to November 30, 1999 has been audited by other independent auditors.

TCW Galileo Diversified Value Fund

Class N

	December 1, 2001 through October 31, 2002		Year Ended November 30			Period from 2/2/98 to 11/30/98(6)
			2001(6)	2000(6)	1999(6)
Net Asset Value per Share, Beginning of Period	$10.16		$10.21	$9.31	$8.70	$9.12

Income (Loss) from Investment Operations
Net Investment Income	0.07	(4)	0.02	0.06	0.09	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.99)		(0.04)	0.89	0.61	(0.45)

Total from Investment Operations	(1.92)		(0.02)	0.95	0.70	(0.37)

Less Distributions
Distributions From Net Investment Income	(0.01)		(0.03)	(0.05)	(0.09)	(0.05)

Net Asset Value per Share, End of Period	$8.23		$10.16	$10.21	$9.31	$8.70

Total Return	(18.87)%	(1)	(0.29)%	10.21%	8.14%	(4.08	)(5)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,888		$5,098	$6,305	$8,343	$12,044
Ratio of Net Expenses to Average Net Assets	0.67%	(2)(3)	1.22%	1.22%	1.22%	1.11%	(5)
Ratio of Net Investment Income to Average Net Assets	0.76%	(2)	0.20%	0.51%	0.96%	0.85%	(5)
Decrease Reflected On Above Ratios Due To Expense Reimbursements/Waivers	—		1.82%	1.66%	1.19%	0.66%	(5)
Portfolio Turnover Rate	32.26%	(1)	34%	83%	52%	67%	(5)

(1)For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee or to pay the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to 0.67% for the period December 1, 2001 through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 3.21% for the period December 1, 2001 through October 31, 2002.

(4)Computed using the average shares outstanding throughout the period.

(5)Not Annualized.

(6)Reflects the A Class of the former SG Cowen Large Cap Value Fund adjusted for the exchange.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Focused Large Cap Value Fund

Class N

	Year Ended October 31, 2002		March 1, 2001 (Commencement of Operations) through October 31, 2001
Net Asset Value, Beginning of Period	$8.80		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.01		(0.03)
Net Realized and Unrealized (Loss) on Investments	(1.31)		(1.17)

Total from Investment Operations	(1.30)		(1.20)

Net Asset Value per Share End of Period	$7.50		$8.80

Total Return	(14.77)%		(12.00)%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$784		$919
Ratio of Expenses to Average Net Assets	1.38%	(3)	1.49%	(2)(3)
Ratio of Net Investment Income to Average Net Assets	0.06%		(0.44)%	(2)
Portfolio Turnover Rate	71.03%		83.29%	(1)

(1) For the period March 1, 2001 (commencement of operations) to October 31, 2001 and not indicative of a full year’s operating results.

(2) Annualized.

(3) The Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to the average of the total expense rates as reported by Lipper Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2002. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 6.93% for the year ended October 31, 2002 and 10.29% for the period March 1, 2001 (commencement of operations) through October 31, 2001.

(4) Computed using average shares outstanding throughout the period.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information for the three years ended November 30, 2001 of the SG Cowen Series Funds, Inc. has been audited by KPMG LLP, the independent auditors to the Fund’s Predecessor Fund whose report thereon appears in the Annual Reports of the Predecessor or Fund. The information for fiscal years ended prior to November 30, 1999 has been audited by other independent auditors.

TCW Galileo Income + Growth Fund

Class N

	December 1, 2001 through October 31, 2002		Year Ended November 30,
			2001(5)	2000(5)	1999(5)	1998(5)	1997(5)
Net Asset Value per Share, Beginning of Period	$10.63		$10.40	$8.35	$9.19	$10.83	$10.72

Income (Loss) from Investment Operations
Net Investment Income	0.11	(4)	0.10	0.13	0.19	0.22	0.27
Net Realized and Unrealized Gain (Loss) Investments	(1.27)		(0.58)	2.44	(0.28)	0.14	1.47

Total from Investment Operations	(1.16)		0.68	2.57	(0.09)	0.36	1.74

Less Distributions
Dividends from Net Investment Income	(0.11)		(0.12)	(0.15)	(0.20)	(0.22)	(0.27)
Distributions from Net Realized Gain	(0.44)		(0.33)	(0.37)	(0.55)	(1.78)	(1.36)

Total Distributions	(0.55)		(0.45)	(0.52)	(0.75)	(2.00)	(1.63)
Net Asset Value per Share, End of Period	$8.92		$10.63	$10.40	$8.35	$9.19	$10.83

Total Return	(11.48)%	(1)	6.72%	33.04%	3.98%	(1.12)%	19.21%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,718		$34,578	$34,657	$34,657	$44,643	$55,383
Ratio of Expenses to Average Net Assets	1.15%	(2)(3)	1.43%	1.36%	1.33%	1.20%	1.21%
Ratio of Net Investment to Average Net Assets	1.18%	(2)	0.98%	1.45%	2.18%	2.22%	2.65%
Decrease Reflected on Above Ratios due to Expense Reimbursements/Waivers	—		—	—	—	0.05%	0.14%
Portfolio Turnover Rate	60.23%		1%	73%	71%	62%	75%

(1)For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Investment Adviser has contractually agreed to reduce its fee or to pay the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to 1.15% for the period December 1, 2001 through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.53% for the period December 1, 2001 through October 31, 2002.

(4)Computed using average shares outstanding throughout the period.

(5)Reflects the A Class of the former SG Cowen Income & Growth Fund adjusted for the exchange.

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FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Galileo Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

On the Internet:

TCW GALILEO FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at www.sec.gov to view text only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, N.W., Washington, DC 20549-6009 or by electronic request at the following e-mail address: www. publicinfo@sec.gov.

TCW Galileo Funds, Inc.

More information on the Fund is available free upon request, including the following:

Annual / Semi-Annual Report

Describes the Fund’s performance, lists portfolio holdings and contains a letter from the Fund’s portfolio managers discussing recent market conditions, economic trends and Fund strategies.

Statement of Additional Information (SAI)

Provides more details about the Fund and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus.

SEC file number: 811-7170

26

TCW Galileo

Funds, Inc.

This prospectus tells you about the Class N shares of three of the separate investment funds offered by TCW Galileo Funds, Inc., (collectively the “Funds”) each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

TCW Galileo Focused Large Cap Value Fund

TCW Galileo Growth Insights Fund

TCW Galileo Select International Growth Equities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2003

1

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Galileo Funds, Inc.	Investment Objectives	Principal Investment Strategies

TCW Galileo Focused Large Cap Value Fund	Long-term capital appreciation	Invests in equity securities of 20-50 large capitalization value companies.

TCW Galileo Growth Insights Fund	Long-term capital appreciation	Invests in equity securities issued by companies that are believed to have superior growth prospects.

TCW Galileo Select International Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of non-U.S. companies in both developed and emerging market countries around the world.

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

All of the Galileo Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of individual Fund shares will vary as each Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

2

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in a Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	PRICE VOLATILITY

There is the possibility that the value of a Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. A Fund that invests primarily in the assets of foreign companies or a portion of its assets in foreign company securities may be subject to foreign investing risk. The Select International Growth Equities Fund is subject to foreign investing risk because it invests principally in equity markets outside the U.S. If a Fund invests in “emerging markets,” the risk is even more pronounced. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to a Fund. A Fund may be subject to liquidity risk because it invests primarily in securities of medium and small sized companies; or foreign securities, which have all experienced periods of illiquidity.

Each Fund may be more susceptible to some of these risks than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 16. Each of the Funds is non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, and may invest more than 5% of its total assets in the securities of any one issuer. Consequently, each Fund’s exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

3

Performance Summary

The tables below show each Fund’s annual and after-tax returns and its performance with respect to its Class N shares. The barchart shows you how the Fund’s performance has varied from year to year. The second table compares the before and after-tax returns over time to that of a broad-based securities market index. Both tables assume reinvestment of dividends and distributions. The Select International Growth Equities Fund Class N has no operating history. Thus, no performance tables are included for the Select International Growth Equities Fund.

The performance information for the Focused Large Cap Value and Growth Insights Funds includes the performance of the predecessor entity of the Funds which was managed by an affiliate of TCW Investment Management Company, using the same investment strategy as the Fund. The predecessor entities were not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore, were not subject to certain investment restrictions imposed by the 1940 Act and Subchapter restrictions imposed by the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended. If the predecessor entities had been registered under the 1940 Act, its performance could have been adversely affected.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

4

Year by year total return (%)

As of December 31 each year

TCW Galileo Focused Large Cap Value Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 31, 2002 is 0.66%

Best and worst quarterly performance during the period

Fund	Performance

• Focused Large Cap Value Fund
Quarter ending December 31, 1998	21.36% (Best)
Quarter ending September 30, 2001	– 19.00% (Worst)

Average Annual Total Return as of December 31

	1 Year	5 Years	From Inception/ Registration or 10 years

• Focused Large Cap Value Fund from Registration Date (3/1/2001)	– 22.49%	N/A	– 14.18%

Return After Taxes on Distributions	– 22.57%	N/A	– 14.23%

Return After Taxes on Distributions and Sale of Fund Shares	– 13.81%	N/A	– 11.21%

S&P 500/BARRA Value	– 20.86%	N/A	– 16.51%

Return Before Taxes Including Predecessor Entity Performance	– 22.49%	N/A	– 0.74%

5

Year by year total return (%)

As of December 31 each year

TCW Galileo Growth Insights Fund

*The Fund’s Class N total return for the period October 31, 2002 to December 31, 2002 is -2.08%

Best and worst quarterly performance during the period

Fund	Performance

• Growth Insights Fund
Quarter ending December 31, 1999	32.36% (Best)
Quarter ending September 30, 2001	– 29.56% (Worst)

Average Annual Total Return as of December 31

	1 Year	5 Years	Since Inception

• Growth Insights Fund from Registration date (12/1/2000)	– 37.74%	N/A	– 31.67%

Return After Taxes on Distribution	– 37.74%	N/A	– 31.67%

Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 23.17%	N/A	– 24.17%

Russell 3000 Growth w/Income Index	– 28.04%	N/A	– 24.07%

Return Before Taxes Including Predecessor Entity Performance	– 37.74%	N/A	– 4.66%

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Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class N shares of the Funds have no sales charge (load), but are subject to Rule 12b-1 distribution fees.

FEE TABLE

		Focused Large Cap Value Fund		Growth Insights Fund		Select International Equities Fund

Shareholder Transaction Fees
1)	Redemption Fees	None		None		None
2)	Exchange Fees	None		None		None
3)	Contingent Deferred Sales Load	None		None		None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None		None		None
5)	Maximum Sales Charge (Load) on Purchases	None		None		None

Annual Fund Operating Expenses
	Management Fees	0.65%		0.90%		0.75%
	Distribution (12b-1) Fees	0.25%		0.25%		0.25%
	Other Expenses	6.13%		1.68%		0.42%

	Total Annual Fund Operating Expenses	6.93%	(1)	2.83%	(2)	1.42%	(3)

(1) The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 1.38% of Net Assets through 10/31/02.

(2) The Adviser contractually agreed to reduce its fee or to pay the operating expenses of the Fund to reduce Annual Fund operating expenses to 1.66% of Net Assets through 10/31/02

(3) Estimated. Class N has no operating history.

7

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years
Focused Large Cap Value	$686	$2,019	$3,302	$6,297
Growth Insights	$286	$877	$1,494	$3,157
Select International Growth Equities	$145	$449	—	—

8

TCW Galileo Focused Large Cap Value Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest mostly in “value” companies.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

The Fund will typically invest in a portfolio of 20 to 50 issues. In managing the Fund’s investments, the Adviser seeks to invest in attractively valued equity securities where the return on invested capital is improving. The Adviser utilizes bottom-up fundamental research to identify these companies. The Adviser will use both qualitative and quantitative screening criteria to supplement the scope of fundamental research. The application of the Adviser’s quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on invested capital. The Adviser performs fundamental research by using techniques such as:

•	making company visits

•	telephone contract with senior management

•	industry conferences

•	financial projections

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund may invest some assets in options. This practice is used primarily to hedge the Fund’s portfolio, but it may be used to increase returns; however, this practice sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

9

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this fund is “price volatility risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

10

TCW Galileo Growth Insights Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 65% of the value of its net assets in the equity securities of companies which are believed to have superior growth prospects.

Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund may also invest in foreign securities listed on a U.S. exchange or in the form of depositary receipts such as ADRs.

Concepts to understand

Growth companies are companies exhibiting faster than average gains in earnings and which are expected to continue to show high levels of growth gain.

The Fund generally invests in a portfolio with at least 30 issuers selected by the TCW Equity Research Group. The TCW Equity Research Group provides comprehensive and in-depth knowledge about general markets and specific companies. The Fund will invest in the best ideas of each analyst in the TCW Equity Research Group. The Fund seeks to minimize sector and capitalization risk by diversifying across market sectors and market capitalization ranges.

A company will be a sell candidate when fundamentals of the company deteriorate or if the company becomes overvalued.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors.

Brian M. Beitner is the Fund’s portfolio manager.

11

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest. The primary risks affecting this Fund are “price volatility,” “liquidity risk,” and “foreign investing risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time that is most beneficial to the Fund. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment

•	withholding taxes

•	a lack of adequate company information

•	currency exchange rate fluctuations

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

12

TCW Galileo Select International Growth Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund will invest (except when maintaining a temporary defensive position) at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund anticipates that it will be primarily invested in equity securities of companies in both developed and emerging market countries, except for United States companies. The Fund’s assets will be allocated among developed and emerging market countries in accordance with the Adviser’s judgement as to where the best investment opportunities exist. However, the Adviser will normally invest in at least three countries other than United States. Equity securities include common and preferred stocks; rights or warrants to purchase common or preferred stocks; securities convertible into common or preferred stocks; ADRs; GDRs; and other securities with equity characteristics.

Concepts to understand

Capital appreciation is an investment objective of having the goal of selecting securities with the potential to rise in price rather than pay out income.

The Adviser seeks to identify successful non-United States businesses, where success is defined as a substantial, above-market increase in profitability. This may be due to secular shifts, technological changes, niche products or superior business models. In addition, as the internal corporate landscape comes to terms with globalization, the Adviser seeks to invest in companies that have managements which adopt American corporate values to release shareholder value. The Adviser’s goal is to create an investment portfolio with higher earnings growth potential than the market but which, on a weighted basis, sells at a small premium to the overall market valuation.

The Fund invests in a portfolio of generally no more than 40 issuers. In analyzing a particular company, the Adviser looks for one or more of the following characteristics in relation to the price of the company’s stock: prospects for above average earnings growth; return on invested capital; sound balance sheet and overall financial strength; strong competitive advantages; effective research, product development and marketing; efficient service; pricing flexibility; strength of management and general operating characteristics that will enable the company to compete successfully in the market place.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund may invest assets in options, futures, foreign currency futures and forward contracts. These practices are used to hedge the Fund’s portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

The Fund may engage in active portfolio trading which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors

Saker A. Nusseibeh and Michael P. Reilly are the Fund’s portfolio managers.

13

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this fund are “foreign investing risk”, “liquidity risk” and “price volatility risk.” Because the Fund invests in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risk factors are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund is also subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities. Price volatility risk refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

14

Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Exchange or other regulatory restrictions on trading volume can also affect price and liquidity.

General Investment Risk

Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of a Fund’s shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. This is also true for funds that invest primarily in fixed income securities.

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. These risks are more pronounced in emerging market countries.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage.

The Adviser may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

15

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold various foreign currencies from time to time, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, they are not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. Please see the Statement of Additional Information for further information.

In the event, a Fund holds securities denominated in a currency that suffers a devaluation, the Fund’s net asset value will suffer a corresponding reduction. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

16

Investors should recognize that investing in securities of emerging market countries involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Risks Associated With Emerging Market Countries

Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the cast in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Fund invests and adversely affect the value of a its assets.

Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs, different accounting standards; thinner trading markets are compared to those in developed countries; currency blockages or transfer restrictions; and expropriating, nationalization or other adverse political or economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other Funds investing in more established market regions.

17

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experiences substantial, and some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In addition, many emerging market countries are grappling with severe recessions government instability.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

18

The Funds are non-diversified for 1940 Act purposes and as such may invest a larger percentage of their assets in individual issuers than a diversified investment company.

To the extent each Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, a Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

Non-Diversified Status

Because a relatively higher percentage of the non-diversified Funds’ assets may be invested in the securities of a limited number of issuers, these Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

19

Management of the Funds

Investment Adviser

The Funds’ investment adviser is TCW Investment Management Company (the “Adviser”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2002, the Adviser and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $80 billion under management or committed to management.

Investment Sub-Adviser

Société Générale Asset Management Internationale Ltd. (“SGAM-UK”), Sub-Adviser to the Select International Growth Equities Fund is headquartered at 100 Ludgate Hill, London, United Kingdom EC4M 7NL.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*

Focused Large Cap Value Fund
Thomas K. McKissick	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
N. John Snider

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West. Previously, Mr. Snider was a Vice President and Portfolio Manager at Provident Investment Counsel from October 1998 to April 2000. Prior to that he was a portfolio manager at Arco Investment Management Company.

Growth Insights Fund
Brian M. Beitner	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since November 1998. Previously, Senior Vice President of Scudder Kemper Investments.
Select International Growth Equities Fund
Saker A. Nusseibeh	Head of Global Equities of SGAM-UK since August 2002, Previously, Managing Director and Executive Vice President, TCW London and Managing Director, TCW Asset Management Company.
Michael P. Reilly	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.

*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

20

Advisory Agreement

The Funds and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Adviser to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. The Adviser also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)

Focused Large Cap Value	0.65%
Growth Insights	0.90%
Select International Growth Equities	0.75%

The Adviser has retained, at its sole expense, SGAM-UK to provide investment advisory services with respect to the Select International Growth Equities Fund. Under the Sub-Advisory Agreement the Sub-Adviser assists the Adviser in performing its advisory functions in respect of the Fund.

The Advisory and Sub-Advisory Agreements provide that the Adviser and Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by the Adviser or Sub-Adviser of their duties under the agreements.

21

Multiple Class Structure

Certain of the Galileo Funds offer three classes of shares, Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. The Focused Large Cap Value Fund offers the I Class and the Select International Growth Equities Fund offers I Class and the K Class shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N and Class K shares are offered at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N and Class K shares. Because these fees are paid out of the Fund’s Class N and Class K assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Class K shares are also subject to an administrative services fee of 0.25% of the average daily assets of the Fund attributable to its Class K shares.

22

YOUR INVESTMENT

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. and were transmitted to and received by the transfer agent. A Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds pursuant to procedures established by the Funds’ Board.

Minimums

	Initial	IRA	Additional

All Funds	$2,000	$500	$250

TCW Galileo Funds, Inc. may waive the minimum initial investment. All investments must be in U.S. dollars. Third-party checks, except those payable to an existing shareholder, will not be accepted. If your check or wire does not clear, you will be responsible for any loss a Fund incurs.

Automatic Investment Plan ($100 minimum)

You may arrange to make investments on a regular basis through automatic deductions from your bank checking account. Please call (800) 248-4486 for more information and enrollment form.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the payment date or until payment is collected, whichever is earlier.

Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee or address different than what is on our records

A Medallion signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

23

Exchange privilege

You can exchange from one Class N Galileo Fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

General policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, a Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order.

Large Redemption Amounts

The Funds also reserve the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets).

Each Fund restricts excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year). You are limited to one exchange of shares in the same Fund during any 15-day period except investors in 401(k) and other group retirement accounts, investors who purchase shares through certain broker dealers, and asset allocation accounts managed by the Adviser or an affiliate. Each Fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, are likely to engage in excessive trading

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

24

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing

Complete the New Account Form. Mail your New

Account Form and a check made payable to
TCW Galileo                  Fund to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

(Same, except that you should include a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for a New Account Form.

Wire: Have your bank send your investment to:	(Same)

PNC Bank, Philadelphia PA ABA No. 031-0000-53 Account No. 86-1282-4023 FBO TCW Galileo Fund (Name on the Fund Account) (Fund Account Number)

Via Exchange Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

25

TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:

• your name(s) and signature(s) as they appear on the account form

• your account number

• the Fund name

• the dollar amount you want to sell or exchange

• how and where to send the proceeds

To reach the transfer agent at PFPC Inc., call toll free in the U.S. (800) 248-4486 Outside the U.S. (610) 312-5581 (collect)

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail

TCW Galileo Funds, Inc.

PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

Via Express, Registered or Certified Mail

TCW Galileo Funds, Inc.

c/o PFPC Inc.

400 Bellevue Parkway, Suite 108

Wilmington, DE 19809

By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan:    Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $2,000 or more. Systematic Withdrawal plans are subject to a minimum annual withdrawal of $500.

26

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of a Fund will be declared and paid annually. Each Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Funds. Please see the Statement of Additional Information and your tax adviser for further information.

27

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Focused Large Cap Value Fund

Class N

	Year Ended October 31, 2002		March 1, 2001 (Commencement of Operations) through October, 31 2001
Net Asset Value, Beginning of Period10R	$8.80		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.01		(0.03)
Net Realized and Unrealized (Loss) on Investments	(1.31)		(1.17)

Total from Investment Operations	(1.30)		(1.20)

Net Asset Value per Share End of Period	$7.50		$8.80

Total Return	(14.77)%		(12.00)%	(1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$784		$919
Ratio of Expenses to Average Net Assets	1.38%	(3)	1.49%	(2)(3)
Ratio of Net Investment Income to Average Net Assets	0.06%		(0.44)%	(2)
Portfolio Turnover Rate	71.03%		83.29%	(1)

(1) For the period March 1, 2001 (commencement of operations) to October 31, 2001 and not indicative of a full year’s operating results.

(2) Annualized.

(3) The Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to the average of the total expense rates as reported by Lipper Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2002. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 6.93% for the year ended October 31, 2002 and 10.29% for the period March 1, 2001 (commencement of operations) through October 31, 2001.

(4) Computed using average shares outstanding throughout the period.

28

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Growth Insights Fund

Class N

	Year Ended October 31, 2002	December 1, 2000 (Commencement of Operations) through October 31, 2001
Net Asset Value, Beginning of Period	$6.36	$10.00

(Loss) from Investment Operations:
Net Investment (Loss)(4)	(0.09)	(0.10)
Net Realized and Unrealized (Loss) on Investments	(1.62)	(3.54)

Total from Investment Operations	(1.71)	(3.54)

Net Asset Value per Share End of Period	$4.65	$6.36

Total Return	(26.89)%	(36.40)%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,953	$3,015
Ratio of Expenses to Average Net Assets	1.66% (3)	1.60%	(2)(3)
Ratio of Net Investment Income to Average Net Assets	(1.39)%	(1.32)%	(2)
Portfolio Turnover Rate	167.56%	138.34%	(1)

(1)For the period December 1, 2000 (commencement of operations) to October 31, 2001 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to the average of the total expense rates as reported by Lipper Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2002. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 2.83% for the year ended October 31, 2002 and 4.63% for the period December 1, 2000 (commencement of operations) through October 31, 2001.

(4)Computed using average shares outstanding for the period.

29

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Galileo Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Galileo Funds, Inc.

c/o PFPC Inc.

P.O. Box 9821

Providence, RI 02940-8021

On the Internet:

TCW GALILEO FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at www.sec.gov to view text only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, N.W., Washington, DC 20549-6009 or by electronic request at the following e-mail address: www. publicinfo@sec.gov.

TCW Galileo Funds, Inc.

More information on the Funds is available free upon request, including the following:

Annual / Semi-Annual Report

Describes the Funds’ performance, lists portfolio holdings and contains a letter from the Funds’ portfolio managers discussing recent market conditions, economic trends and Fund strategies.

Statement of Additional Information (SAI)

Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus.

SEC file number: 811-7170

30

TCW Galileo

Funds, Inc.

This prospectus tells you about the Class K shares of eight of the separate investment funds offered by TCW Galileo Funds, Inc. (collectively, the “Funds”) each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

TCW Galileo Aggressive Growth Equities Fund

TCW Galileo Large Cap Value Fund

TCW Galileo Opportunity Fund

TCW Galileo Select Equities Fund

TCW Galileo Select International Growth Equities Fund

TCW Galileo Small Cap Growth Fund

TCW Galileo Small Cap Value Fund

TCW Galileo Value Opportunities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2003

1

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Galileo Funds, Inc	Investment Objectives	Principal Investment Strategies

TCW Galileo Aggressive Growth Equities Fund	Long-term capital appreciation	Invests in equity securities issued by companies that appear to offer above average growth prospects.

TCW Galileo Large Cap Value Fund	Long-term capital appreciation	Invests in equity securities of large capitalization value companies.

TCW Galileo Opportunity Fund	Capital appreciation	Invests in equity securities of small capitalization companies.

TCW Galileo Select Equities Fund	Long-term capital appreciation	Invests in common stock of large capitalization companies.

TCW Galileo Select International Growth Equities Fund	Long-term capital appreciation	Invests in securities of non-U.S. companies in both developed and emerging market countries around the world.

TCW Galileo Small Cap Growth Fund	Long-term capital appreciation	Invests in equity securities issued by small cap growth companies.

TCW Galileo Small Cap Value Fund	Long-term capital appreciation	Invests in equity securities issued by small cap value companies.

TCW Galileo Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities issued by midcap value companies.

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

2

Principal Risks

The Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of individual Fund shares will vary as each Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in a Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	PRICE VOLATILITY

There is the possibility that the value of a Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. The Aggressive Growth Equities, Opportunity, Small Cap Growth, Small Cap Value and Value Opportunities Funds are subject to greater price volatility than other funds because they invest primarily in securities of small and medium sized companies.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. A Fund that invests a portion of its assets in foreign company securities may be subject to foreign investing risk. The Select International Growth Equities Fund is subject to foreign investing risk because it invests principally in markets outside the U.S. If a Fund invests in “emerging markets,” the risk is even more pronounced. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

Each Fund may also be subject (in varying degrees) to the following risks:

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to a Fund. The Aggressive

3

Growth Equities, Opportunity, Small Cap Growth, Small Cap Value and Value Opportunities Funds are subject to liquidity risk because they invest in securities of medium and small sized companies.

•	CREDIT RISK

There is the possibility that a Fund could lose money if an issuer is unable to meet its financial obligations such as payment of principal and/or interest on an instrument, or goes bankrupt.

Each Fund may be more susceptible to some of these risks than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 28.

Each of the Funds (except the Opportunity Fund) is non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, and may invest more than 5% of its total assets in the securities of any one issuer. Consequently, each Fund’s exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in a Fund. When you sell shares of a Fund, they could be worth more or less than what you paid for them.

4

Performance Summary

The tables below show each Fund’s annual and after-tax returns and its performance with respect to its Class I shares with the exception of the Select Equities Fund which shows the performance of its Class K shares. The barchart shows you how each Fund’s performance has varied from year to year and, except for the Opportunity, Select Equities and Small Cap Value Funds, includes the performance of the predecessor limited partnership of each Fund. The predecessor limited partnerships were managed by an affiliate of TCW Investment Management Company, using the same investment strategy as the Funds. The second table compares the before and after-tax returns of each Fund over time to that of a broad-based securities market index for the period of time the Fund has been registered with the Securities and Exchange Commission as an investment company under the 1940 Act. Both tables assume reinvestment of dividends and distributions.

The performance of the partnerships was calculated using performance standards applicable to private investment partnerships, which take into account all elements of total return and reflect the deduction of all fees and expenses of operation. The limited partnerships were not registered under the 1940 Act and therefore, were not subject to certain investment restrictions imposed by 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended. If the limited partnerships had been registered under the 1940 Act their performance could have been adversely affected.

The performance information for the Opportunity Fund includes the performance of its predecessor fund (“Predecessor Fund”), which prior to December 14, 2001, was managed by SG Cowen Asset Management Inc. The performance of the Predecessor Fund in the tables was calculated using the fees and expenses of the Class I shares of the Predecessor Fund.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

Year by year total return (%)

as of December 31 each year

TCW Galileo Aggressive Growth Equities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 was 2.44%

TCW Galileo Large Cap Value Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 was 0.71%

5

TCW Galileo Opportunity Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 was -0.23%

TCW Galileo Select Equities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 was -1.62%

TCW Galileo Select International Growth Equities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 was -1.59%

TCW Galileo Small Cap Growth Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 was -2.54%

TCW Galileo Small Cap Value Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 was 7.36%

TCW Galileo Value Opportunities Fund

*The Fund’s total return for the period October 31, 2002 to December 31, 2002 was 5.13%

6

Best and worst quarterly performance during this period

Performance

• Aggressive Growth Equities Fund
Quarter ended December 31, 1999	65.37% (Best)
Quarter ended September 30, 2001	– 39.89% (Worst)

• Large Cap Value Fund
Quarter ended December 31, 1998	20.90% (Best)
Quarter ended September 30, 2002	– 20.99% (Worst)

• Opportunity Fund
Quarter ended June 30, 1999	21.00% (Best)
Quarter ended September 30, 1998	– 21.57% (Worst)

• Select Equities Fund	26.08% (Best)
Quarter ended December 31, 2001	– 21.90% (Worst)
Quarter ended June 30, 2002

• Select International Growth Equities Fund
Quarter ended December 31, 1999	29.72% (Best)
Quarter ended September 30, 2002	– 23.86% (Worst)

• Small Cap Growth Fund
Quarter ended December 31, 1999	80.24% (Best)
Quarter ended September 30, 2001	– 45.09% (Worst)

• Small Cap Value Fund
Quarter ended December 31, 2001	32.18% (Best)
Quarter ended September 30, 2002	– 32.34% (Worst)

• Value Opportunities Fund
Quarter ended December 31, 2001	30.09% (Best)
Quarter ended September 30, 2002	– 25.69% (Worst)

7

Average Annual Total Return As of December 31, 2002	1 year	5 year	Since Inception/ Registration

• Aggressive Growth Equities Fund

Return Before Taxes from Registration Date (6/3/96)	– 35.51%	0.87%	0.63%
Return After Taxes on Distributions from Registration Date	– 35.51%	– 0.24%	– 0.22%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 21.81%	1.53%	1.14%

S&P 400 Mid-Cap Index from Registration Date	– 14.51%	6.41%	10.59%

Return Before Taxes Including Limited Partnership Performance	– 35.51%	– 0.87%	9.98%

• Large Cap Value Fund

Return Before Taxes from Registration Date (6/3/98)	– 18.04%	N/A	0.18%
Return After Taxes on Distributions from Registration Date	– 18.36%	N/A	– 0.13%
Return After Taxes on Distributions and Sale of of Fund Shares from Registration Date	– 11.07%	N/A	0.01%

S & P/Barra Value Index from Registration Date	– 20.86%	N/A	– 3.21%

Return Before Taxes Including Limited Partnership Performance	– 18.04%	1.79%	1.95%

• Opportunity Fund

Return Before Taxes	– 16.62%	3.98%	8.59%
Return After Taxes on Distributions	– 16.62%	3.41%	6.57%

Return After Taxes on Distributions and Sale of Fund Shares	– 10.20%	3.06%	6.20%

Russell 2000 Index	– 20.49%	– 1.36%	6.42%

• Select Equities Fund

Return Before Taxes	– 30.40%	N/A	– 25.21%
Return After Taxes on Distributions	– 30.40%	N/A	– 25.21%
Return After Taxes on Distributions and Sale of Fund Shares	– 18.67%	N/A	– 19.92%

S & P 500 Index	– 15.11%	N/A	– 19.06%

Russell 1000 Growth Index	– 19.62%	N/A	– 33.26%

• Select International Growth Equities Fund

Return Before Taxes from Registration Date (11/1/97)	– 21.99%	– 3.77%	– 4.14%
Return After Taxes on Distributions from Registration Date	– 21.99%	– 4.85%	– 5.18%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 13.50%	– 3.10%	– 3.38%
MSCI EAFE from Registration Date	– 15.65%	– 2.61%	– 2.55%

MSCI EAFE Growth Index	– 16.02%	– 5.43%	– 5.07%

Return Before Taxes Including Limited Partnership Performance	– 21.99%	– 3.77%	0.04%

8

Average Annual Total Return As of December 31, 2002	1 year	5 year	Since Inception/ Registration

• Small Cap Growth Fund

Return Before Taxes from Registration Date (3/1/94)	– 47.36%	– 9.49%	2.62%
Return After Taxes on Distributions from Registration Date	– 47.36%	– 9.83%	2.01%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 29.08%	– 6.74%	2.50%

Russell 2000 Index from Registration Date	– 20.49%	– 1.36%	5.71%

Return Before Taxes Including Limited Partnership Performance	– 47.36%	– 9.49%	3.80%	*

• Small Cap Value Fund

Return Before Taxes	– 30.55%	N/A	-2.91%
Return After Taxes on Distributions	– 30.55%	N/A	-3.28%

Return After Taxes on Distributions and Sale of Fund Shares	– 18.76%	N/A	-2.48%

Russell 2000 Value Index	– 11.43%	N/A	7.63%

• Value Opportunities Fund

Return Before Taxes from Registration Date (11/3/97)	– 27.25%	11.01%	10.68%
Return After Taxes on Distributions from Registration Date	– 27.25%	9.68%	9.39%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	– 16.73%	8.58%	8.32%

Russell MidCap Value Index from Registration Date	– 9.65%	2.95%	4.27%

Return Before Taxes Including Limited Partnership Performance	– 27.25%	11.01%%	13.15%

* Represents the ten year return

9

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class K shares of the Fund have no sales charge (load), but are subject to Rule 12b-1 distribution fees and an administrative services fee.

FEE TABLE

		Aggressive Growth Equities	Large Cap Value	Opportunity	Select Equities	Select International Growth Equities	Small Cap Growth	Small Cap Value	Value Opportunities

Shareholder Transaction Fees
1)	Redemption Fees	None	None	None	None	None	None	None	None
2)	Exchange Fees	None	None	None	None	None	None	None	None
3)	Contingent Deferred Sales Load	None	None	None	None	None	None	None	None
4)	Sales Load on Reinvested Dividends	None	None	None	None	None	None	None	None
5)	Sales Load on Purchases	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses
	Management Fees	1.00%	0.55%	0.90%	0.75%	0.75%	1.00%	1.00%	0.80%
	Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
	Other Expenses	0.47%	0.42%	0.66%	9,125.31%	0.67%	0.44%	1.14%	0.40%
	Total Annual Fund Operating Expenses	1.72%*	1.25%*	1.81%*	9,126.31%	1.67%*	1.69%*	2.39%*	1.65%*
	Fee Waiver/Expense Reimbursement	—	—	—	9,124.78%	—	—	—	—
	Net Expenses	1.72%*	1.25%*	1.81%*	1.53%	1.67%*	1.69%*	2.39%*	1.65%*

* The Adviser voluntarily agreed to reduce its fee or to pay the operating expenses of the Fund to the average of the total expense rates as reported by Lipper Inc. for the Fund’s investment objective which is subject to change on a monthly basis.

10

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1	3	5	10

Aggressive Growth Equities	$175	$542	$933	$2,030
Large Cap Value	127	397	686	1,511
Opportunity	184	569	980	2,127
Select Equities	156	483	834	1,824
Select International Growth Equities	170	526	907	1,976
Small Cap Growth	172	533	918	1,998
Small Cap Value	242	745	1,275	2,726
Value Opportunities	168	520	897	1,955

11

TCW Galileo Aggressive Growth Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund anticipates that at least 80% of the value of its net assets (including amounts borrowed for investment purposes) will be invested (except when maintaining a temporary defensive position) in equity securities. If the Fund changes this investment policy it will notify shareholders at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will be primarily invested in issuers which are characterized as “growth” companies according to criteria established by the Adviser. In managing the Fund’s investments, the Adviser will focus on emerging companies that exhibit this characteristic.

Concepts to understand

Emerging growth companies are companies that are likely to show high growth through reinventing an existing industry or pioneering a new industry.

The Adviser utilizes a “bottom-up” approach to identify securities for investment. First, the Adviser uses quantitative and qualitative criteria to screen companies. The Adviser then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least one or more of the following factors:

•	a demonstrated record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a price/earnings ratio which is less than the Adviser’s internally estimated three-year earnings growth rate

•	a large and growing market share

•	a strong balance sheet

•	significant ownership interest by management and a strong management team.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Christopher J. Ainley and Douglas S. Foreman are the Fund’s portfolio managers.

12

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of larger companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of medium-sized companies may be less liquid than the securities of large-sized companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies. In addition, the Fund may be subject to liquidity risk because it may invest in debt instruments rated below investment grade.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods, and may increase the volatility of the Fund’s share price.

13

TCW Galileo Large Cap Value Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value its net assets (including amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest mostly in “value companies.”

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

In managing the Fund’s investments, the Adviser seeks to invest in attractively valued equity securities of companies where the return on invested capital is improving. The Adviser utilizes bottom-up fundamental research to identify these companies. The Adviser performs fundamental research by using techniques such as:

•	making company visits

•	financial screening to identify companies

•	maintaining a disciplined approach to stock selection and portfolio construction

The Adviser will use both quantitative and qualitative screening criteria to supplement the scope of fundamental research.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund may invest some assets in options. This practice is used primarily to hedge the Fund’s portfolio but it may be used to increase returns; however, this practice sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

14

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this Fund is “price volatility.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

15

TCW Galileo Opportunity Fund

Invest Objectives/Approach

The Fund seeks capital appreciation. Current income is incidental.

To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its total assets in equity securities issued by companies with market capitalizations, at the time of acquisition, of $2 billion or less. The Fund may invest in up to 10% of its assets in securities of similar foreign companies or in American Depository Receipts of such companies. The Fund may also write covered call options.

In managing the Fund’s investments, the Adviser tries to identify those companies that have fallen out of favor and whose stock is selling below what the Adviser believes is its real value. The Adviser looks for those stocks with a potential catalyst such as new products, technologies, or management that will trigger an increase in their value. The Adviser analyzes each candidate’s fundamental strength, looking for companies with well positioned product lines and experienced management with equity ownership. In the course of this analysis, the Adviser often discovers that many individual stocks in a particular industry or market sector offer attractive investment opportunities. The Adviser’s analysis finds that frequently the market undervalues entire industries and sectors, offering a cluster of candidates that meet the investment criteria. As a result, the Adviser may concentrate the Fund’s investments in a number of industries that the Adviser’s analysis has revealed as poised for growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stocks such as convertible bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor, or the Adviser determines to take advantage of a better invest opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

The Fund may engage in active portfolio management which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors.

Concepts to understand

Small-Sized Companies.    The Fund seeks long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

William R. Church and Diane E. Jaffee are the Fund’s portfolio managers.

16

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility”, “liquidity risk” and foreign investing risk”. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. Liquidity risk refers to the possibility that the Fund may lose money or be presented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Because the Fund may invest a portion of its assets in securities issued by foreign companies, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance that you could lost money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currency, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

17

TCW Galileo Select Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. Performance should be measured over a full market cycle.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

To pursue this goal, the Fund invests primarily in the common stocks of larger companies. The investment philosophy underlying our strategy is a highly focused approach which seeks to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. Except when maintaining a temporary defensive position, the Fund anticipates that at least 80% of the value of its net assets (including amounts borrowed for investment purposes) will be invested in equity securities of these companies. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of this change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund may also invest in foreign securities.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, in the Adviser’s opinion the security becomes fully valued, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund may invest some assets in options, futures and foreign currency futures and forward contracts. These practices are used primarily to hedge the Fund’s portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Glen E. Bickerstaff and Leigh R. Crawford are the Fund’s portfolio managers.

18

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “foreign investing risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Although the Fund is subject to price volatility because of its stock investments, it is subject to less price volatility than funds that invest in the securities of smaller companies. Because the Fund may invest a portion of its assets in securities issued by foreign companies, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance you could lose money over the short-term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

19

TCW Galileo Select International Growth Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue its goal, the Fund will invest (except when maintaining a temporary defensive position) at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest primarily in companies that are in both developed and emerging market countries except for United States companies. The Fund’s assets will be allocated among developed and emerging market countries in accordance with the Adviser’s judgement as to where the best investment opportunities exist. However, the Adviser will normally invest in at least three countries other than the United States. Equity securities include common and preferred stocks; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stocks; ADRs; Global Depository Receipts (GDRs); and other securities with equity characteristics.

Concepts to understand

Capital appreciation is an investment objective of having the goal of selecting securities with the potential to rise in price rather than payout income.

The Adviser seeks to identify successful non-United States businesses, where success is defined as a substantial, above-market increase in profitability. This may be due to secular economic shifts, technological changes, niche products or superior business models. In addition, as the international corporate landscape comes to terms with globalization, the Adviser seeks to invest in companies that have managements which adopt American corporate values to release shareholder value. The Adviser’s goal is to create an investment portfolio with higher earnings growth potential than the market but which, on a weighted basis, sells at a small premium to the overall market valuation.

The Fund invests in a portfolio generally no more than 40 issuers. In analyzing a particular company, the Adviser looks for one or more of the following characteristics in relation the price of the company’s stock: prospects for above average earnings growth; return on invested capital; sound balance sheet and overall financial strength; strong competitive advantages; effective research, product development and marketing; efficient service; pricing flexibility; strength of management and general operating characteristics that will enable the company to compete successfully in the marketplace.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors.

Saker A. Nusseibeh and Michael P. Reilly are the Fund’s portfolio managers.

20

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting the Fund are “foreign investing risk,” “liquidity risk” and “price volatility,” . Because the Fund invests in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risks are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of those Funds as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the value of its investments go up or down. The Fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods, and may increase the volatility of the Fund’s share price.

21

TCW Galileo Small Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Standard & Poor’s Small Cap 600 Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2002, the market capitalization of companies included in the Standard & Poor’s 600 Index was between $33.6 million and $3.0 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Small-Sized Companies seek long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Adviser pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to continuously monitor securities in the Fund’s portfolio.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

Douglas S. Foreman, Christopher J. Ainley and Nicholas J. Capuano are the Fund’s portfolio managers.

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Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods, and may increase the volatility of the Fund’s share price.

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TCW Galileo Small Cap Value Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (including amounts borrowed for investment purposes) in equity securities issued by value companies with market capitalizations, at the time of acquisition, within the range of the companies comprising the Standard & Poor’s Small Cap 600 Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2002, the market capitalization of companies included in the Standard & Poor’s 600 Index was between $33.6 million and $3.0 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Adviser’s estimate of the company’s 24 month sustainable earnings.

Emerging Growth Company: When a company has the potential for a significant annual growth rate, a proprietary product and/or pre-eminent market position, with a price/earnings multiple of generally not more than half the expected growth rate.

In managing the Fund’s investments, the Adviser generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets or undervalued growth potential

•	are in a turnaround situation

•	are emerging growth companies

The Adviser performs fundamental analysis on each company. This includes a review of available financial and other business information, company visits and management interviews.

Investments will be sold for reasons such as when it is judged by the Adviser that a company will not achieve anticipated results or when the investment becomes fully valued.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Nicholas F. Galluccio and Susan I. Schottenfeld are the Fund’s portfolio managers.

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Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods, and may increase the volatility of the Fund’s share price.

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TCW Galileo Value Opportunities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with market capitalizations, at time of acquisition, within the capitalization range of the companies comprising the Russell MidCap Value Index. As of December 31, 2002, the market capitalization of companies included in the Russell MidCap Value Index was between $200 million and $10.8 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Adviser’s estimate of the company’s 24 month sustainable earnings.

In managing the Fund’s investments, the Adviser generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets

•	have undervalued growth potential

•	are in a turnaround situation

•	are emerging growth companies

The Adviser also utilizes fundamental analysis on each company. This includes a review of available financial information, company visits and management interviews.

Investments will be sold for reasons such as when it is judged by the Adviser that a company will not achieve anticipated results or when the investment becomes fully valued.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Nicholas F. Galluccio and Susan I. Schottenfeld are the Fund’s portfolio managers.

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Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “liquidity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods, and may increase the volatility of the Fund’s share price.

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Risk Considerations of Investing

Please consider the following risks before investing in the Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

General Investment Risk

Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of the Fund’s shares will vary as the value of the Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in the Fund could go down as well as up. This is also true for investments in fixed income securities. High credit quality investments also react in value to interest rate changes.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the longer term. The fewer the number of issuers in which the Fund invests, the greater the potential volatility of its portfolio.

The Adviser may temporarily invest up to 100% of the Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

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Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. These risks are more pronounced in emerging market countries.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of the Fund’s shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and some of the Funds hold various foreign currencies from time to time, the value of the net assets of those Funds as measured in United States dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, certain of the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, a Fund is not obligated to do so and, depending on the availability and cost of these services, the Fund may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. Please see the Statement of Additional Information for further information.

The forward currency market for the purchase or sale of U.S. dollars in most countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is

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generally anticipated, a Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regards to forward contracts for local Latin American currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event the Funds hold securities denominated in a currency that suffers a devaluation, the Funds’ net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

Investors should recognize that investing in securities of emerging market countries through investment in the Select International Growth Equities Fund involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Risks Associated With Emerging Market Countries

Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political or economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in

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developed countries. As a result, funds investing in emerging market countries have operating expenses that are expected to be higher than other Funds investing in more established market regions.

Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Select International Equities Fund invests and adversely affect the value of the Fund’s assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In addition, many emerging market countries are grappling with severe recession and government instability.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

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Credit Risk

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Because convertible securities may be rated below investment grade, they are subject to greater credit risk.

The Fund may invest in convertible securities rated below investment grade. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk”. These securities are regarded as bonds predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of the Fund’s investment objective will be more dependent on the Adviser’s analysis than would be the case if the Fund was investment in higher quality debt securities. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade securities. This potential lack of liquidity may make it more difficult for the Adviser to accurately value certain portfolio securities.

The Funds are, except the Opportunity Fund, non-diversified for 1940 Act purposes and as such may invest a larger percentage of their assets in individual issuers than a diversified investment company. In this regard, the Funds are not subject to the general limitation that it not invest more than 5% of its total assets in the securities of any one issuer. To the extent a Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, the Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

Non-Diversified Status

Because a relatively higher percentage of the Funds’ assets may be invested in the securities of a limited number of issuers, a Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

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Management of the Funds

Investment Adviser

The Fund’s investment adviser is TCW Investment Management Company (the “Adviser”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2002, the Adviser and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $80 billion under management or committed to management.

Investment Sub-Adviser

Société Générale Asset Management International Limited (“SGAM-UK”) (regulated by the Financial Services Authority in the United Kingdom), Sub-Adviser to the Select Internationale Growth Equities Fund, is headquartered at 100 Ludgate Hill, London, England EC4M7NL.

Portfolio Manager

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager	Business Experience During Last Five Years*

Aggressive Growth Equities Fund

Christopher J. Ainley	Group Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Douglas S. Foreman	Group Managing Director and Chief Investment Officer-U.S. Equities, the Adviser, TCW Asset Management Company and Trust Company of the West.

Large Cap Value Fund
Thomas K. McKissick	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
N. John Snider

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since April 2000. Previously, Mr. Snider was a Vice President and Portfolio Manager at Provident Investment Counsel from October 1998 to April 2000. Prior to that, he was a portfolio manager at Arco Investment Management Company.

Opportunity Fund
William R. Church

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since January 2002. Previously, he was a Vice President and Senior Investment Officer of SG Cowen Asset Management, Inc. Prior to July 1998, Mr. Church was a Class I Limited Partner of Cowen Asset Management, Inc. and Managing Director of Cowen Incorporated.

Diane E. Jaffee

Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since January 2002. Previously, she was an Investment Officer of SG Asset Management, Inc. Prior to July 1998, Ms. Jaffee was a Director and Portfolio Manager of Cowen Asset Management, Inc.

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Portfolio Manager	Business Experience During Last Five Years*

Select Equities Fund

Glen E. Bickerstaff

Group Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West since May 1998. Previously, he was senior portfolio manager and Vice President of Transamerica Investment Services.

Leigh R. Crawford	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.

Select International Growth Equities Fund
Saker A. Nusseibeh	Head of Global Equities of SGAM-UK since August 2002. Previously, Managing Director and Executive Vice President, TCW London International, Limited and Managing Director, TCW Asset Management Company.
Michael P. Reilly	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.

Small Cap Growth Fund
Christopher J. Ainley	See above.
Nicholas J. Capuano	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Douglas S. Foreman	See above.

Small Cap Value Fund
Nicholas F. Galluccio	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.
Susan I. Schottenfeld	Managing Director, the Adviser, TCW Asset Management Company and Trust Company of the West.

Value Opportunities Fund
Nicholas F. Galluccio	See above.
Susan I. Schottenfeld	See above.

* Positions with the TCW Group, Inc. and its affiliates may have changed over time.

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Advisory Agreement

The Funds and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which each Fund has employed the Adviser to manage the investment of their assets, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Assets)

Aggressive Growth Equities	1.00%
Large Cap Value	0.55%
Opportunity	0.90%
Select Equities	0.75%
Select International Growth Equities	0.75%
Small Cap Growth	1.00%
Small Cap Value	1.00%
Value Opportunities	0.80%

The Adviser has retained, at its sole expense, SGAM-UK to provide investment advisory services with respect to the Select International Growth Equities Fund. Under the Sub-Advisory Agreement the Sub-Adviser assists the Adviser in performing its advisory functions in respect of the Fund.

The Advisory and Sub-Advisory Agreements provide that the Adviser and Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by the Adviser or Sub-Adviser of their duties under the agreements.

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Multiple Class Structure

Certain of the Galileo Funds currently offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the Funds contained in this Prospectus offer I Class and N Class shares. Shares of each class of the Funds represent an equal pro rata interest in that Fund and generally gives you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N and Class K shares are also offered at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N and Class K shares. Because these fees are paid out of the Funds’ Advisor Class assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class K shares are also subject to an administrative services fee. TCW Brokerage Services (“Distributor”) the Funds’ distributor, receives an administrative services fee at an annual rate of up to .25% of the average daily net assets of each Fund for procuring recordkeeping, subaccounting and other administrative services to investors of the Fund. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

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YOUR INVESTMENT

Account Policies and Services

Investors in the Class K (or Advisor Class) may not purchase or sell (redeem) shares directly with the Funds. Shares may only be purchased or sold through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or sell shares. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Buying shares

Purchases of Class K (or Advisor Class) shares may be made only through retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. Certain designated organizations are authorized to receive purchase orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents or affiliates receive the order.

You pay no sales charges to invest in the Funds. Your price for the Funds’ shares is each Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds’ transfer agent from retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the retirement plans, brokers, bank trust departments, financial advisers or financial intermediaries from their customers prior to 4:00 p.m. and were transmitted to and received by the transfer agent. Each Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds pursuant to procedures established by the Funds’ Board.

Selling shares

You may sell Class K (or Advisor Class) shares only through financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Do not contact the Funds or their transfer agent. Your shares will be sold at the next NAV calculated after your order is accepted by the Funds’ transfer agent. Any certificates representing a Fund’s shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Shares of the Funds may be sold on any business day. Sales are processed at the next NAV calculated after the order is accepted by the Funds’ transfer agent from financial intermediaries after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the financial intermediaries from their customers prior to 4:00 p.m. and were transmitted to and received by the transfer agent. Proceeds from the sale will normally be wired the business day following receipt of the sale order, but no event later than seven days after receipt of such order.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days or until payment is collected, whichever is earlier.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

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Large Redemption Amounts

Each Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets).

Each Fund restricts excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year). You are limited to one exchange of shares in the same Fund during any 15-day period except investors in 401(k) and other group retirement accounts, investors who purchase shares through certain broker dealers, and asset allocation accounts managed by the Adviser or an affiliate. Each Fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, are likely to engage in excessive trading

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

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Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of each Fund will be declared and paid annually. The Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

In any fiscal year in which the Funds qualify as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Funds are relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Funds. Please see the Statement of Additional Information and your tax adviser for further information.

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Financial Highlights

The financial data included in the table below have been derived from the financial data of the Class I shares of the Fund. Because the Class K shares is a new class, there are no financial data to be presented in this Prospectus for the Class K shares. The figures for the years ended October 31 have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Aggressive Growth Equities Fund

	Year Ended October 31
	2002	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Year	$10.14	$28.11	$22.29	$11.35	$9.40

Investment (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.11)	(0.13)	(0.25)	(0.14)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(2.23)	(16.92)	8.80	12.68	2.06

Total from Investment Operations	(2.34)	(17.05)	8.55	12.54	1.95

Less Distributions:
Distributions from Net Realized Gains	—	(0.92)	(2.73)	(1.60)	—

Net Asset Value per Share, End of Year	$7.80	$10.14	$28.11	$22.29	$11.35
Total Return	(23.08)%	(62.42)%	40.14%	121.34%	20.74%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$60,328	$91,698	$254,452	$168,193	$84,904
Ratio of Expenses to Average Net Assets	1.22%	1.18%	1.13%	1.14%	1.17%
Ratio of Net Investment (Loss) to Average Net Assets	(1.06)%	(0.83)%	(0.82)%	(0.79)%	(1.03)%
Portfolio Turnover Rate	20.92%	25.47%	44.85%	64.12%	55.36%

(1)Computed using average shares throughout the period.

40

Financial Highlights

The financial data included in the table below have been derived from the financial data of the Class I shares of the Fund. Because the Class K shares is a new class, there are no financial data to be presented in this Prospectus for the Class K shares. The figures for the periods ended October 31 have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Large Cap Value Fund

	Year Ended October 31				June 3, 1998 (Commencement of Operations) through October 31,
	2002	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Period	$10.99	$14.12	$11.82	$10.12	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(4)	0.09	0.08	0.10	0.09	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.25)	(3.12)	2.31	1.66	0.08

Total from Investment Operations	(1.16)	(3.04)	2.41	1.75	0.12

Less Distributions:
Distributions from Net Investment Income	(0.08)	(0.09)	(0.11)	(0.05)	—

Net Asset Value per Share, End of Period	$9.75	$10.99	$14.12	$11.82	$10.12
Total Return	(10.68%)	(21.62)%	20.46%	17.30%	1.20%	(1)
Ratios/Supplemental Data
Net Assets, End of Period (in thousands)	$112,716	$137,425	$134,388	$66,234	$7,505
Ratio of Expenses to Average Net Assets	0.72%	0.72%	0.79%	0.85%	0.55%	(2)(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.80%	0.67%	0.75%	0.79%	1.04%	(2)
Portfolio Turnover Rate	57.35%	82.83%	108.54%	142.36%	83.84%	(1)

(1)For the period June 3, 1998 (commencement of operations) through October 31, 1998 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1998. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.48% for the period June 3, 1998 (commencement of operations) through October 31, 1998.

(4)Computed using average shares outstanding throughout the period.

41

Financial Highlights

The financial data included in the table below have been derived from the financial data of the Class I shares of the Fund. Because the Class K shares is a new class, there are no financial data to be presented in this Prospectus for the Class K shares. The information for the period ended October 31, 2002 has been audit by Deloitte & Touche LLP, whose report along with the Company’s financial statements are included in the annual report which is available upon request. The information for the prior fiscal years has been audited by other independent auditors.

TCW Galileo Opportunity Fund

	December 1, 2001 through October 31, 2002		Year Ended November 30
			2001(5)	2000(5)	1999(5)	1998(5)	1997(5)
Net Asset Value per Share, Beginning of Period	$10.41		$9.30	$7.03	$5.91	$9.63	$9.67

Income (Loss) from Investment Operations:
Investment Income (Loss)	(0.03	)(4)	(0.03)	(0.02)	(0.02)	(0.02)	(0.02)
Net Realized and Unrealized (Loss) on Investments	(1.07)		1.43	2.29	1.14	(2.00)	1.17

Less Distributions:
Total from Investment Operations	(1.10)		1.40	2.27	1.12	(2.02)	1.15

Distributions from Net Realized Gains	(0.61)		(0.29)	—	—	(1.70)	(1.19)

Net Asset Value per Share, End of Period	$8.70		$10.41	$9.30	$7.03	$5.91	$9.63
Total Return	(11.36)%		15.38%	32.32%	19.04%	(24.71)%	13.82%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,150		$10,055	$8.631	$9,339	$19,051	$52,944
Ratio of Expenses to Average Net Assets	1.15%	(2)(3)	1.27%	1.30%	1.27%	1.14%	1.02%
Ratio of Net Investment (Loss) to Average Net Assets	(0.27)%	(2)	(0.35)%	(0.21)%	(0.35)%	(0.34)%	(0.19)%
Decrease Reflected on Above Ratios Due to Expense Reimbursements/Waivers	—		—	—	—	0.01%	0.06%
Portfolio Turnover Rate	41.83%	(1)	111%	164%	150%	124%	159%

(1)For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to the average of the total expense ratios as reported by Lipper Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.31% for the period December 1, 2001 through October 31, 2002.

(4)Computed using average shares outstanding throughout the period.

(5)Reflects the I Class of the former SG Cowen Opportunity Fund adjusted for the exchange.

42

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the K class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class K shares of the Fund commenced its offering on August 6, 2001). These figures have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Select Equities Fund

	Year Ended October 31, 2002	August 6, 2001 (Commencement of Offering of K Class Shares) through October 31, 2001
Net Asset Value per Share, Beginning of Period	$14.45	$17.36
(Loss) from Investment Operations:
Net Investment (Loss)(5)	(0.07)	(0.02)
Net Realized and Unrealized (Loss) on Investments	(2.65)	(2.89)

Total from Investment Operations	(2.72)	(2.91)

Net Asset Value per Share, End of Period	$11.73	$14.45

Total Return	(18.82)%	(16.76)%	(2)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$(3)		$(3)
Ratio of Expenses to Average Net Assets	1.53% (4)	1.46%	(1)(4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.47)%	(0.45)%	(1)
Portfolio Turnover Rate	3.31%	(12.25)%	(2)

(1)Annualized.

(2)For the period August 6, 2001 (Commencement of Offering of K Class Shares) through October 31, 2001 and not indicative of a full year’s operating results.

(3)Amount rounds to less than $1 (in thousands).

(4)The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund to 1.53% of net assets for the year ended October 31, 2002 and 1.46% for the period ended October 31, 2001. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 9,126.31% for the year ended October 31, 2002 and 8,797.65% for the period August 6, 2001 (Commencement of Offering of K Class Shares) through October 31, 2001.

(5)Computed using average shares outstanding throughout the period.

43

Financial Highlights

The financial data included in the table below have been derived from the financials of the Class I shares of the Fund. Because the Class K shares is a new class, there are no financial data to be presented in this Prospectus for the Class K shares. The figures for the periods ended October 31 have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Select International Growth Equities Fund

	Year Ended October 31					November 3, 1997 Commencement (Of Operations) through October 31, 1998
	2002	2001		2000	1999
Net Asset Value per Share, Beginning of Period	$8.32	$14.25		$13.67	$10.75	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(4)	0.01	0.79		1.93	0.21	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.41)	(5.07)		(0.80)	2.73	0.70

Total from Investment Operations	(1.40)	(4.28)		1.13	2.94	0.75

Less Distributions:
Distributions from Net Investment Income	—	(1.65)		—	(0.02)	—
Distributions from Net Realized Gain	—	—		(0.55)	—	—

Total Distributions	—	(1.65)		(0.55)	(0.02)	—
Net Asset Value per Share, End of Period	$6.92	$8.32		$14.25	$13.67	$10.75
Total Return	(16.83)%	(33.69)%		8.07%	27.39%	7.50%	(1)
Ratios/Supplemental Data
Net Assets, End of Period (in thousands)	$36,661	$43,230		$46,909	$112,336	$74,853
Ratio of Expenses to Average Net Assets	1.17%	0.90%	(3)	0.25%	0.18%	0.17%	(2)
Ratio of Net Investment Income to Average Net Assets	0.16%	7.45%		12.28%	1.70%	0.50%	(2)
Portfolio Turnover Rate	123.93%	193.27%		36.08%	27.78%	21.12%	(1)

(1)For the period November 3, 1997 (commencement of operations) through October 31, 1998 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser had voluntarily agreed to reduce its fee from the Fund, to the extend necessary to limit the ordinary operating expenses of the Fund to the average of the total expense ratios as reported by Lipper Inc. for the Fund’s investment objective, which is subject to change on a monthly basis through December 3, 2001. Had such action not been taken, total operating expenses, as a percentage of net assets, would have been 1.14% for the year ended October 31, 2001.

(4)Computed using average shares outstanding throughout the period.

44

Financial Highlights

The financial data included in the table below have been derived from the financials of the Class I shares of the Fund. Because the Class K shares is a new class, there are no financial data to be presented in this Prospectus for the Class K shares. The figures for the periods ended October 31 have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Small Cap Growth Fund

	Year Ended October 31
	2002	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Year	$15.28	$37.71	$30.81	$16.48	$18.74

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.16)	(0.15)	(0.32)	(0.22)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	(4.89)	(21.54)	9.29	14.82	(0.90)

Total from Investment Operations	(5.05)	(21.69)	8.97	14.60	(1.08)

Less Distributions:
Distributions from Net Realized Gain	—	(0.74)	(2.07)	(0.27)	(1.18)
Net Asset Value per Share, End of Year	$10.23	$15.28	$37.71	$30.81	$16.48
Total Return	(33.05)%	(58.44)%	28.91%	89.63%	(5.98)%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$71,362	$143,672	$375,377	$240,792	$116,050
Ratio of Expenses to Average Net Assets	1.19%	1.14%	1.12%	1.14%	1.13%
Ratio of Net Investment (Loss) to Average Net Assets	(1.09)%	(0.64)%	(0.74)%	(0.94)%	(0.95)%
Portfolio Turnover Rate	29.01%	29.24%	50.94%	74.52%	63.67%

(1)Computed using average shares outstanding throughout the period.

45

Financial Highlights

The financial data included in the table below have been derived from the financials of the Class I shares of the Fund. Because the Class K shares is a new class, there are no financial data to be presented in this Prospectus for the Class K shares. The figures for the periods ended October 31 have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Small Cap Value Fund

	Year Ended October 31				June 14, 2000 (Commencement of Operations) through
	2002		2001		October 31, 2000
Net Asset Value per Share, Beginning of Period	$10.99		$10.97		$10.00

Income (Loss) from Investment Operations:
Net Investment (Loss)(5)	(0.13)		(0.10)		—
Net Realized and Unrealized Gain (Loss) on Investments	(2.40)		0.36		0.97

Total from Investment Operations	(2.53)		0.26		0.97

Less Distributions:
Distributions from Net Realized Gains	(0.03)		(0.24)		—

Net Asset Value per Share, End of Period	$8.43		$10.99		$10.97
Total Return	(23.12)%		2.43%		9.70%	(1)

Ratios/Supplemental Data
Net Assets, End of Period (in thousands)	$11,688		$4,174		$1,078
Ratio of Expenses to Average Net Assets	1.56%	(3)	1.58%	(3)	1.55%	(2)(3)
Ratio of Net Investment (Loss) to Average Net Assets	(1.14)%		0(0.85)%		—%	(2)(4)
Portfolio Turnover Rate	72.35%		77.09%		32.81%(1)

(1)For the period June 14, 2000 (commencement of operations) through October 31, 2000 and not indicative of a full year’s operating results.

(2)Annualized.

(3)The Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to the average of the total expense rates as reported by Lipper Inc. for the Fund’s investment objective which is subject to change on a monthly basis through October 31, 2002. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.89% and 6.09% for the years ended October 31, 2002 and 2001 and 7.52% for the period June 14, 2000 (commencement of operations) through October 31, 2000.

(4)Ratio of net investment income to average net assets in less than 0.01%.

(5)Computed using average shares outstanding throughout the period.

46

Financial Highlights

The financial data included in the table below have been derived from the financials of the Class I shares of the Fund. Because the Class K shares is a new class, there are no financial data to be presented in this Prospectus for the Class K shares. The figures for the periods ended October 31 have been audited by Deloitte & Touche LLP, whose report, along with Company’s financial statements, are included in the annual report, which is available upon request.

TCW Galileo Value Opportunities Fund

	Year Ended October 31,				November 3, 1997 (Commencement of Operations) through October 31,
	2002	2001	2000	1999	1998
Net Asset Value per Share, Beginning of Period	$15.94	$14.87	$11.23	$9.24	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.06)	(0.01)	0.05	(0.01)	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.67)	2.38	4.80	2.00	(0.75)

Total from Investment Operations	(2.73)	2.37	4.85	1.99	(0.75)

Less Distributions:
Distributions from Net Investment Income	—	(0.06)	—	—	—
Distributions from Net Realized Gain	(0.16)	(1.24)	(1.21)	—	—

Total Distributions	(0.16)	(1.30)	(1.21)	—	(0.01)

Net Asset Value per Share, End of Period	$13.05	$15.94	$14.87	$11.23	$9.24
Total Return	(17.39)%	17.56%	47.19%	21.54%	(7.49)%	(1)

Ratios/Supplemental Data
Net Assets, End of Period (in thousands)	$274,297	$347,960	$58,644	$30,238	$8,634
Ratio of Expenses to Average Net Assets	0.95%	1.02%	1.15%	1.18%	1.16%	(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34)%	(0.04)%	0.41%	(0.10)%	0.05%	(2)
Portfolio Turnover Rate	84.85%	75.80%	137.41%	140.07%	97.30%	(1)

(1)For the period November 3, 1997 (commencement of operations) through October 31, 1998 and not indicative of a full year’s operating results.

(2)Annualized.

(3)Computed using average shares outstanding throughout the period.

47

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Contact your financial intermediary

For information regarding the TCW Galileo Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Galileo Funds, Inc.

c/o PFPC, Inc.

P.O. Box 9821

Providence, RI 02940-8021

On the Internet:

TCW GALILEO FUNDS, INC.

www.tcw.com

You may visit the SEC’s web site at http://www.sec.gov to view text-only versions of the Funds filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, N.W., Washington, DC 20549-0102 or by electronic request at the following e-mail address: www.publicinfo@sec.gov.

TCW Galileo Funds, Inc.

More information on the Fund is available free upon request, including the following:

Annual / Semi-Annual Report

Describes the Fund’s performance, lists portfolio holdings and contains a letter from the Fund’s portfolio manager discussing recent market conditions, economic trends and Fund strategies.

Statement of Additional Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus.

SEC file number: 811-7170

48

TCW GALILEO FUNDS, INC.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(800) FUND TCW

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2003

Equity Funds	Fixed Income Funds
Aggressive Growth Equities	Money Market
Convertible Securities	Core Fixed Income
Diversified Value	High Yield Bond
Focused Large Cap Value	Short Term Bond
Growth Insights	Total Return Bond
Income + Growth
Large Cap Growth	International Funds
Large Cap Value
Opportunity	Asia Pacific Equities
Select Equities	Emerging Markets Equities
Small Cap Growth	Emerging Markets Income
Small Cap Value	European Growth Equities
Technology	Select International Growth Equities
Value Opportunities

This Statement of Additional Information is not a prospectus but contains information in addition to, and more detailed than that set forth in the Prospectus dated the same date, which describes each of the separate investment series (each, a “Fund”) of TCW Galileo Funds, Inc. This Statement of Additional Information should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing TCW Galileo Funds, Inc., Attention: Investor Relations Department, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 or by calling the Investor Relations Department at (800) FUND TCW. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

INVESTMENT PRACTICES

In attempting to achieve its investment objective, a Fund may utilize, among others, one or more of the strategies or securities set forth below. The Funds may, in addition, invest in other instruments (including derivative investments) or use other investment strategies that are developed or become available in the future and that are consistent with their objectives and restrictions. The Funds, for purposes of calculating certain comparative guidelines, will utilize the previous month-end range.

Strategies and Investments Available to All Funds

Money Market Instruments.    All Funds may invest in money market instruments and will generally do so for temporary and defensive purposes only. These instruments include, but are not limited to:

U.S. Government Securities.    Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

Bank Obligations.    Obligations including certificates of deposit, bankers’ acceptances, commercial paper (see below) and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Eurodollar Certificates of Deposit.    Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad);

Obligations of Savings Institutions.    Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by federal deposit insurance);

Fully Insured Certificates of Deposit.    Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 15% or less of the Fund’s net assets in all such obligations and in all illiquid assets, in the aggregate;

Commercial Paper.    The Funds may purchase commercial paper rated within the two highest ratings categories by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, the security is determined by the Adviser to be of comparable quality.

1

Money Market Mutual Funds.    Shares of United States money market investment companies, subject to applicable legal restrictions and the Adviser’s determination that such investments are beneficial to the relevant Fund and appropriate in view of such considerations as yield (taking into account the advisory fees and expenses of the money market fund), quality and liquidity.

Other Short-Term Obligations.    Debt securities that have a remaining maturity of 397 days or less and that have a long-term rating within the three highest ratings categories by S&P or Moody’s.

Repurchase Agreements.    Repurchase agreements, which may be viewed as a type of secured lending by a Fund, typically involve the acquisition by a Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreements will provide that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and, with respect to United States repurchase agreements, will be marked to market daily to ensure that the full value of the collateral, as specified in the repurchase agreement, does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. A Fund will accrue interest from the institution until the date the repurchase occurs. Although this date is deemed by each Fund to be the maturity date of a repurchase agreement, the maturities of the collateral securities are not subject to any limits and may exceed one year. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the restriction on each Fund’s investment in illiquid and restricted securities.

Lending of Portfolio Securities.    Each Fund may, consistent with applicable regulatory requirements, lend their portfolio securities to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Funds (subject to the notice provisions described below), and are at all times secured by cash, bank letters of credit, other money market instruments rated A-1, P-1 or the equivalent or securities of the United States Government (or its agencies or instrumentalities), which are maintained in a segregated account and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Funds continue to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business day’s notice, or by a Fund on two business day’s notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially. However, loans of portfolio securities will only be made to firms deemed by the Adviser to be creditworthy. Upon termination of the loan, the borrower is required to return the securities to the Funds. Any gain or loss in the marketplace during the loan period would insure to the Fund.

2

When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will call the loaned securities, to be delivered within one day after notice, to permit the Fund to vote the securities if the matters involved would have a material effect on the Fund’s investment in such loaned securities. A Fund will pay reasonable finder’s, administrative and custodian fees in connection with a loan of securities.

When-Issued and Delayed Delivery Securities and Forward Commitments.    From time to time, in the ordinary course of business, the Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At such time, the Fund will also establish a segregated account in which it will continuously maintain cash or U.S. government securities or other liquid portfolio securities equal in value to recognized commitments for such securities. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value. TCW Investment Management Company (the “Adviser”) does not believe that any Fund’s net asset value or income will be adversely affected by its purchase of securities on such basis.

When, As and If Issued Securities.    The Funds may purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Adviser determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government Securities or other liquid portfolio securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three Business Days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. Each Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. The Adviser does not believe that the net asset value of the Fund will be adversely affected by its purchase of securities on such basis. Each Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

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Strategies and Investments Available to All Funds (except the Aggressive Growth Equities, Small Cap Value, Value Opportunities and Money Market Funds)

Options.    The Funds (except the Aggressive Growth Equities, Small Cap Value, Value Opportunities and Money Market Funds) may purchase and write (sell) call and put options, including options listed on U.S. or foreign securities exchanges or written in over-the-counter transactions (“OTC Options”).

Exchange-listed options are issued by the Options Clearing Corporation (“OCC”) (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC Options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Each Fund will engage in OTC Option transactions only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Covered Call Writing.    The Funds (except the Aggressive Growth Equities and Money Market Funds) are permitted to write covered call options on securities, the U.S. dollar and foreign currencies. Generally, a call option is “covered” if a Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security (currency) subject to the option except that in the case of call options on U.S. Treasury bills, a Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the security (currency) deliverable under the call option. A call option is also covered if a Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the marked to market difference is maintained by a Fund in cash, U.S. Government Securities or other liquid portfolio securities which a Fund holds in a segregated account maintained with its custodian.

The writer of an option receives from the purchaser, in return for a call it has written, a “premium”; i.e., the price of the option. Receipt of these premiums may better enable a Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency.

However, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (or the

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exchange rate of the currency in which it is denominated) decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

As regards listed options and certain OTC Options, during the option period, a Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC Options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

Covered Put Writing.    The Funds (except the Aggressive Growth Equities, Small Cap Value, Value Opportunities and Money Market Funds) are permitted to write covered put options. As a writer of a covered put option, a Fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option’s exercise price at any time during the option period, at the purchaser’s election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A put is “covered” if, at all times, the Fund maintains, in a segregated account maintained on its behalf at the Fund’s custodian, cash, U.S. Government Securities or other liquid portfolio securities in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by the Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Fund in cash, U.S. Government Securities or other liquid

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portfolio securities which the Fund holds in a segregated account maintained at its custodian. In writing puts, a Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

The Funds will write put options for three purposes: (a) to receive the income derived from the premiums paid by purchasers; (b) when the Adviser wishes to purchase the security (or a security denominated in the currency underlying the option) underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought; and (c) to close out a long put option position. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the differences between the exercise price of the option and the current market price of the underlying securities (currencies) when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

Purchasing Call and Put Options.    The Funds (except the Aggressive Growth Equities, Small Cap Value, Value Opportunities and Money Market Funds) may purchase a call option in order to close out a covered call position (see “Covered Call Writing” above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC Option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Fund.

The Funds may purchase put options on securities or currencies which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security or currency were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. In addition, a Fund may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

Futures Contracts.    The Funds (except the Aggressive Growth Equities, Small Cap Value, Value Opportunities and Money Market Funds) may purchase and sell interest rate, currency, and index futures contracts (“futures contracts”), on securities eligible for purchase by the Fund. Subject to certain limitations, a Fund may enter into futures contracts or options on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from interest rate or market fluctuations, to protect the Fund’s unrealized gains in the

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value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

To the extent futures positions constitute “bona fide hedge” positions as defined by the rules and regulations of the Commodity Futures Trading Commission (“CFTC”), there is no overall limitation on the percentage of a Fund’s assets which may be committed to futures contracts and options or futures contracts, provided the aggregate value of such positions does not exceed the value of such Fund’s portfolio securities. With respect to futures positions that are not “bona fide hedge” positions, no Fund may enter into futures contracts or related options if, immediately thereafter, the amount of initial margin and premiums for unexpired futures contracts and options on futures contracts exceeds 5% of the Fund’s liquidation value, after taking into account unrealized profits and losses on such futures contracts, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the Adviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, the Fund may sell futures contracts. If declining interest rates are anticipated, the Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts. A Fund may purchase or sell futures on various currencies in which its portfolio securities are denominated for the purpose of hedging against anticipated changes in currency exchange rates. A Fund will enter into currency futures contracts to “lock in” the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security’s denominated currency vis-a-vis a different currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as foreign currency forward contracts. The Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the futures contract which will be returned to a Fund upon the proper termination of the futures contract. The margin deposits are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government Securities called “variation margin”, with the Fund’s futures contract clearing broker, which are reflective of price fluctuations in the futures contract. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund’s position in the futures contract. A

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final determination of any variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

Although many futures contracts call for actual commitment or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A short futures position is usually closed out by purchasing futures contracts for the same aggregate amount of the underlying instruments and with the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and realize a gain. If the offsetting purchase price exceeds the sales price, the seller would pay the difference and would realize a loss. Similarly, a long futures position in usually closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sales price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transactions.

Options on Futures Contracts.    The Funds may also purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option.

Funds will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, a Fund wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Fund seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of a Fund’s portfolio.

Strategies and Investments Available to the Equity Funds (except the Aggressive Growth Equities, Small Cap Value and Value Opportunities Funds), International Funds and Core Fixed Income Fund

Options on Foreign Currencies.    The Equity Funds (except the Aggressive Growth Equities, Small Cap Value and Value Opportunities Funds), International Funds and Core Fixed Income Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in foreign currency forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby “locking in” the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against

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such foreign currency. Each of these Funds may also purchase call and put options to close out written option positions.

Each of these Funds may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to a Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which a Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to a Fund resulting from an increase in the U.S. dollar value of the foreign security. However, a Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put and call option positions.

The markets in foreign currency options are relatively new and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

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Forward Currency Transactions.    The Equity Funds (except the Aggressive Growth Equities, Small Cap Value and Value Opportunities Funds), International Funds and Core Fixed Income Fund may enter into forward currency transactions. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at an agreed future date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders. A Fund may enter into foreign currency forward contracts in order to protect against the risk that the U.S. dollar value of the Fund’s dividends, interest and net realized capital gains in local currency will decline to the extent of any devaluation of the currency during the intervals between (a) (i) the time the Fund becomes entitled to receive or receives dividends, interest and realized gains or (ii) the time an investor gives notice of a requested redemption of a certain amount and (b) the time such amount(s) are converted into U.S. dollars for remittance out of the particular country or countries.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The cost to a Fund of engaging in forward currency transactions may vary with factors such as the length of the contract period and the market conditions then prevailing. Because forward currency transactions are usually conducted on a principal basis, no fees or commissions are involved, although the price charged in the transaction includes a dealer’s markup. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a devaluation of the foreign currency in relation to the U.S. dollar, they also limit any potential gain if that foreign currency appreciates with respect to the U.S. dollar.

Strategies and Investment, Available to the Equity Funds, International Funds and High Yield Bond Fund

Convertible Securities.    The Equity Funds, International Funds and High Yield Bond Fund may acquire convertible securities. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for common stock or other equity securities of the same or a different issuer. Convertible securities provide a conversion right for a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Therefore, they generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the proximity of its price to its value as a nonconvertible fixed income security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a

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conversion privilege), and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Strategies and Investments Available to the Core Fixed Income, Asia Pacific Equities, Emerging Markets Equities, Emerging Markets Income, European Growth Equities and Select International Growth Equities Funds

Sovereign Debt Obligations of Emerging Market Countries.    The Core Fixed Income, Asia Pacific Equities, Emerging Markets Equities, Emerging Markets Income, European Growth Equities and Select International Growth Equities Funds may invest in sovereign debt of emerging market countries. Political conditions, in terms of a country or agency’s willingness to meet the terms of its debt obligations, are considerable significance. Investors should be aware that the sovereign debt instruments in which these Funds may invest involve great risk and are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s and S&P.

Sovereign debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Mexico and certain other emerging market countries are among the largest debtors to commercial banks and foreign governments. A foreign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign debtor’s policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their sovereign debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

In recent years, some of the emerging market countries in which the Funds expect to invest have encountered difficulties in servicing their sovereign debt. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations; in particular, commercial bank loans, typically

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by rescheduling principal payments, reducing interest rates and extended new credits to finance interest payments on existing debt. In the future, holders of sovereign debt may be requested to participate in similar rescheduling to such debt.

The ability or willingness of the governments of emerging market countries to make timely payments on their sovereign debt is likely to be influenced strongly by a country’s balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country’s trading partners could also adversely affect its exports. Such events could extinguish a country’s trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

The occurrence of political, social and diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Funds’ investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to services their sovereign debt. There can be no assurance that adverse political changes will not cause the Funds to suffer a loss of interest or principal on any of its holdings.

As a result of all of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to issuers of private debt obligations. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn, the Funds’ net asset value, to a greater extent than the volatility inherent in domestic securities. The value of sovereign debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market.

Strategies and Investments Available to the Emerging Markets Income Fund

Credit Default Swaps.    The Emerging Markets Income Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Emerging Markets Income Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the

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Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Strategies and Investments Available to the Core Fixed Income, Short Term Bond and Total Return Bond Funds

Guaranteed Mortgage Pass-Through Securities.    The Core Fixed Income, Short Term Bond and Total Return Bond Funds may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by an agency, instrumentality or sponsored corporation of the United States government (“Federal Agency”) or originated by private lenders and guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at payments (not necessarily in fixed amounts) that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which the Funds may invest include those issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA certificates are direct obligations of the U.S. Government and, as such, are backed by the “full faith and credit” of the United States. FNMA is a federally chartered, privately owned corporation and FHLMC is a corporate instrumentality of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, “modified pass-through” instruments, wherein the

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issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities.    CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as “Mortgage Assets”). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. However, there are no effects on a Fund from investing in CMOs issued by entities that have elected to be treated as REMICs, and all future references to CMOs shall also be deemed to include REMIC.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche”, is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be Stripped Mortgage Securities.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile. The Funds will not invest in CMO and REMIC residuals.

Private Mortgage Pass-Through Securities.    Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment

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banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Funds will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

Stripped Mortgage Securities.    Stripped Mortgage Securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities not issued by Federal Agencies will be treated by the Funds as illiquid securities so long as the staff of the Securities and Exchange Commission maintains its position that such securities are illiquid.

Stripped Mortgage Securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, the Fund may fail to fully recoup its initial investment in these securities.

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A Fund may purchase Stripped Mortgage Securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

Mortgage Dollar Rolls.    The Funds may enter into mortgage dollar with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While the Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities, in money market investments until future settlement date. The use of mortgage dollar rolls is a speculative technique involving leverage, and is considered to be a form of borrowing by the Fund.

Asset-Backed Securities.    Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit cards receivables, are securitized in pass-through structures similar to mortgage pass-through structures. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans and is likely to experience substantial prepayments. As with mortgage-related securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. The cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed or mortgage-backed securities depends on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Core Fixed Income, Short Term Bond and Total Return Bond may each invest in any such instruments or variations as may be developed, to the extent consistent with its investment objectives and policies and applicable regulatory requirements.

Inverse Floaters.    Inverse floaters constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or 11th District Cost of Funds index (COFI”). Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of an inverse floater. In some circumstances, the coupon on an inverse floater could decrease to zero. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. As described above, inverse floaters may be used alone or in tandem with interest-only stripped mortgage instruments.

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Strategies and Investments Available to the Core Fixed Income, Money Market, Short Term Bond and Total Return Bond Funds

Reverse Repurchase Agreements.    Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

Strategies and Investments Available to the Equity Funds and International Funds

Warrants.    A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box.    The Funds may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is “against the box” to the extent that a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss.

To secure its obligation to deliver the securities sold short, a Fund will deposit in a separate escrow account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Fund may make a short sale in order to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. However, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales. A Fund may also make a short sale when it does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for Federal income tax purposes. In such case, any future losses in the Fund’s long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the

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amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment value or conversion premiums. Additionally, a Fund may use short sales when it is determined that a convertible security can be bought at a small conversion premium and has a yield advantage relative to the underlying common stock sold short. The potential risk in this strategy is the possible loss of any premium over conversion value in the convertible security at the time of purchase. The purpose of this strategy is to produce income from the yield advantage and to provide the potential for a gain should the conversion premium increase.

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RISK CONSIDERATIONS

The following risk considerations relate to investment practices undertaken by some or all of the Funds. Generally, since shares of a Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. There is no guarantee of successful performance, that a Fund’s objective can be achieved or that an investment in a Fund will achieve a positive return. Each Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program.

Prospective investors should consider the following risks.

General

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

Investment in Small and Medium Capitalization Companies

Investing in the equity securities of small and medium capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology and be more dependent upon key members of management.

The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events; have less active trading markets and be harder to sell at the time and prices that the Adviser considers appropriate.

Repurchase Agreements

In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, a Fund will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any sale were less than the repurchase price, the Fund could suffer a loss. Each Fund follows procedures designed to minimize the risks associated with repurchase agreements, including effecting repurchase

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transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

Reverse Repurchase Agreements and Mortgage Dollar Rolls

Reverse repurchase agreements and mortgage dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements and mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of a least 300% of all borrowings. None of the Funds authorized to utilize these instruments expects to engage in reverse repurchase agreements or mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 30% of the Fund’s total assets.

Fixed Income Securities

Fixed income securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of a Fund.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

“Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a fixed income security directly (especially in the case of fixed rate securities) and directly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the re-set terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

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Foreign Securities

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. As compared to United States companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the United States, and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issues.

Foreign Currency Risks

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of those Funds as measured in United States dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency future and forward contracts. However, it is not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use them to protect against currency risk. While foreign currency future and forward contracts may be available, the cost of these instruments may be prohibitively expensive so that the Funds may not to be able to effectively use them.

Risks Associated With Emerging Market Countries

Investors should recognize that investing in securities of emerging market countries through investment in the Asia Pacific Equities, Emerging Markets Equities, Emerging Markets Income, European Growth Equities and Select International Growth Equities Funds involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may

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have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges’ and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

Many of the emerging market countries may be subject to greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of the Funds’ assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Risks Associated With Lower Rated Securities

The Equity Funds, International Funds and High Yield Bond Fund may invest in convertible securities. A portion of the convertible securities acquired by the Funds may be rated below

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investment grade. The Convertible Securities and High Yield Bond Funds will invest in below investment grade securities. Securities rated below investment grade are commonly known as “junk bonds” and have speculative characteristics.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. The first category includes securities issued by “emerging credit” companies and companies which have experienced a leveraged buyout or recapitalization. Although the small and medium size companies that constitute emerging credit issuers typically have significant operating histories, these companies generally do not have strong enough operating results to secure investment grade ratings from the rating agencies. In addition, in recent years there has been a substantial volume of high yield securities issued by companies that have converted from public to private ownership through leveraged buyout transactions and by companies that have restructured their balance sheets through leveraged recapitalizations. High yield securities issued in these situations are used primarily to pay existing stockholders for their shares or to finance special dividend distributions to shareholders. The indebtedness incurred in connection with these transactions is often substantial and, as a result, often produces highly leveraged capital structures which present special risks for the holders of such securities. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize. The second category of high yield securities consists of securities of former investment grade companies that have experienced poor operating performance due to such factors as cyclical downtrends in their industry, poor management or increased foreign competition.

Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest (“credit risk”) than higher rated securities of similar maturity. They are generally considered to be subject to greater risk than securities with higher ratings particularly in the event of a deterioration of general economic conditions. The lower ratings of the high yield securities which the Funds will purchase reflect a greater possibility that the financial condition of the issuers, or adverse changes in general economic conditions, or both, may impair the ability of the issuers to make payments of principal and interest. The market value of a single lower-rated debt security may fluctuate more than the market value of higher rated securities, since changes in the creditworthiness of lower rated issuers and in market perceptions of the issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than in the case of higher rated issuers. High yield debt securities also tend to reflect individual corporate developments to a greater extent than higher rated securities. The securities in which the Funds invest are frequently subordinated to senior indebtedness.

The economy and interest rates affect high yield securities differently from other securities. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and a Fund’s asset

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value. Furthermore, the market prices of high yield bonds structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

To the extent there is a limited retail secondary market for particular high yield bonds, these bonds may be thinly-traded and the Adviser’s ability to accurately value high yield bonds and a Fund’s assets may be more difficult because there is less reliable, objective data available. In addition, a Fund’s ability to acquire or dispose of the bonds may be negatively-impacted. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. To the extent a Fund owns or may acquire illiquid or restricted high yield bonds, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The Funds accrue income on these securities prior to the receipt of cash payments. The Funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

Underwriting and dealer spreads associated with the purchase of lower rated bonds are typically higher than those associated with the purchase of high grade bonds.

Rating Categories

A description of the rating categories as published by Moody’s and S&P is set forth in the Appendix to this Statement of Additional Information. Ratings assigned by Moody’s and/or S&P to securities acquired by a Fund reflect only the views of those agencies as to the quality of the securities they have undertaken to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. A Fund may retain a security whose rating has changed or has become unrated.

Restricted Securities

The Equity Funds, International Funds, Core Fixed Income and High Yield Bond Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. The Adviser, pursuant to procedures adopted by the Board of Directors, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be “liquid,” it will not be included within the category “illiquid securities,” which under each Fund’s current policies may not exceed 15% of the Fund’s net assets.

Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

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Rule 144A permits the Funds to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Board of Directors, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be “liquid”, the security will not be included within the category “illiquid securities.” However, investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Options Transactions

The effective use of options depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A secured put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised.

In addition, a secured put writer would be unable to utilize the amount held in cash or U.S. Government Securities or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

A Fund’s ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market. There is no assurance that such a market will exist, particularly in the case of OTC Options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an exchange; (e) inadequacy of the facilities of an exchange or the OCC or other relevant clearing corporation to handle current trading volume; or (f) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the relevant clearing corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

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In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC Option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Futures Contracts and Options on Futures

There are certain risks inherent in the use of futures contracts and options on futures contracts. Successful use of futures contracts by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of interest rates or changes in market conditions. In addition, there can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index and the price movements in the securities which are the subject of the hedge.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Fund has hedged against the possibility of an increase in interest rates or a decrease in the value of portfolio securities and interest rates fall or the value of portfolio securities increase instead, a Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily be at increased prices that reflect the decline in interest rates. While utilization of futures contracts and options on futures contracts may be advantageous to the Fund, if the Fund is not successful in employing such instruments in managing the Fund’s investments, the Fund’s performance will be worse than if the Fund did not make such investments.

Each Fund will enter into transactions in futures contracts for hedging purposes only, including without limitation, futures contracts that are “bona fide hedges” as defined by the CFTC. In connection with the purchase of sale of futures contracts, a Fund will be required to either (i) segregate sufficient cash or other liquid assets to cover the outstanding position or (ii) cover the

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futures contract by either owning the instruments underlying the futures contracts or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contracts or by holding a separate offsetting option permitting it to purchase or sell the same futures contract. A call option is “covered” if written against securities owned by the Fund writing the option or if written against related securities the Fund holds. A put option is “covered” if the Fund writing the option maintains at all time cash, short-term Treasury obligations or other liquid assets with a value equal to the option exercise price in a segregated account with the Fund’s custodian, or if it has bought and holds a put on the same security (and on the same amount of securities) where the exercise price of the put held by the Fund is equal to or greater than the exercise price of the put written by the Fund.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Fund’s ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Fund’s transactions effected on foreign exchanges.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy, of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

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Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Adviser’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

Risks Associated With Mortgage-Backed Securities

Credit and Market Risks of Mortgage-Backed Securities.    Investments by the Core Fixed Income, Short Term Bond and Total Return Bond Funds in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in each Fund’s net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Prepayment and Redemption Risk of Mortgage-Backed Securities.    Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of a Fund’s

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higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations (“CMOs”).    There are certain risks associated specifically with CMOs. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demands imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.

Stripped Mortgage Securities.    Part of the investment strategy of the Core Fixed Income, Short Term Bond and Total Return Bond Funds may involve the purchase of interest-only Stripped Mortgage Securities. These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.

Inverse Floaters.    The Core Fixed Income, Short Term Bond and Total Return Bond Funds invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as LIBOR or COFI. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.

Adjustable Rate Mortgages (“ARMs”).    ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the

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outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

Asset-Backed Securities.    Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owned on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

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PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of that Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short-term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or markdown of the price.

The portfolio turnover rates of the Funds cannot be accurately predicted. Nevertheless, the annual portfolio turnover rates certain of the Funds (other than the Money Market Fund for which, due to the short-term nature of its investments, a portfolio turnover rate is not applicable) are generally not expected to exceed 100%. The following Funds had a portfolio turnover rate exceeding 100% for their most recent fiscal year. A 100% portfolio turnover rate would occur, for example, if all the securities in a Fund’s investment portfolio were replaced once in a period of one year.

For the fiscal year ended October 31, 2002, the portfolio turnover rate for the Convertible Securities Fund exceeded 100%. This was due to shareholder activity.

For the fiscal year ended October 31, 2002, the portfolio turnover rate for the Growth Insights Fund exceeded 100%. This was due to periodic repositioning to reduce the tracking error vis-à-vis the Fund’s comparative benchmark.

For the fiscal year ended October 31, 2002, the portfolio turnover rate for the Select International Growth Equities Fund exceeded 100%. This was due to the heightened volatility in the market throughout the year which led us to reduce our tracking error ratio.

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BROKERAGE PRACTICES

The Adviser is responsible for the placement of the Funds’ portfolio transactions and the negotiation of prices and commissions, if any, with respect to such transactions. Fixed income and unlisted equity securities are generally purchased from a primary market maker acting as principal on a net basis without a stated commission but at prices generally reflecting a dealer spread. Listed equity securities are normally purchased through brokers in transactions executed on securities exchanges involving negotiated commissions. Both fixed income and equity securities are also purchased in underwritten offerings at fixed prices which include discounts to underwriters and/or concessions to dealers. In placing a portfolio transaction, the Adviser seeks to obtain the best execution for the Fund, taking into account such factors as price (including the applicable dealer spread or commission, if any), size of order, difficulty of execution and operational facilities of the firm involved and the firm’s risk in positioning a block of securities.

Consistent with its policy of securing best execution, in selecting broker-dealers and negotiating any commissions or prices involved in Fund transactions, the Adviser considers the range and quality of the professional services provided by such firms. Brokerage services include the ability to most effectively execute large orders without adversely impacting markets and positioning securities in order to enable the Adviser to effect orderly purchases or sales for a Fund. Accordingly, transactions will not always be executed at the lowest available commission. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and other such polices as the Board of Directors may determine, the Adviser may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute the Fund’s portfolio transactions. In addition, the Adviser may effect transactions which cause a Fund to pay a commission or net price in excess of a commission or net price which another broker-dealer would have charged if the Adviser first determines that such commission or net price is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer to the Fund.

Research services include such items as reports on industries and companies, economic analyses and review of business conditions, portfolio strategy, analytic computer software, account performance services, computer terminals and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities and availability of securities, buyers, and sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of transactions.

Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

The Adviser maintains an internal allocation procedure to identify those broker-dealers who have provided it with research services and endeavors to place sufficient transactions with them to ensure the continued receipt of research services the Adviser believes are useful. When the Adviser receives products or services that are used both for research and other purposes such as corporate administration or marketing, it makes a good faith allocation. While the non-research portion will

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be paid in cash by the Adviser, the portion attributable to research may be paid through brokerage commissions.

Research services furnished by broker-dealers may be used in providing services for any or all of the clients of the Adviser, as well as clients of affiliated companies, and may be used in connection with accounts other than those which pay commissions to the broker-dealers providing the research services.

In an effort to achieve efficiencies in execution and reduce trading costs, the Adviser and its affiliates frequently (though not always) execute securities transactions on behalf of a number of accounts at the same time, generally referred to as “block trades”. When executing block trades, securities are allocated using procedures that the Advisers consider fair and equitable.

When a small number of shares are allocated to the Adviser and its affiliates in a public offering, allocations may be done disproportionately, taking into consideration performance and resulting lot sizes. In some cases, various forms of pro rata allocations are used and, in other cases, random allocation processes are used. More particularized allocations may result from considerations such as lot size, cash availability, diversification or concentration requirements and investment objectives, restrictions and time horizons.

The following table sets forth the amounts of brokerage commission paid to broker-dealers for third party research by each Fund for the fiscal year ended October 31, 2002.

	Aggregate Brokerage Commissions Paid on Transactions in the Funds’ Securities	Aggregate Brokerage Commissions Paid for Research Services Provided
Aggressive Growth Equities	97,908	13,712
Convertible Securities	32,145	779
Diversified Value	7,511	1,105
Focused Large Cap Value	1,588	781
Growth Insights	16,474	13,458
Income and Growth	91,085	2,950
Large Cap Growth	15,853	9,246
Large Cap Value	192,507	110,373
Opportunity	120,481	4,050
Select Equities	328,933	158,848
Small Cap Growth	250,002	13,712
Small Cap Value	37,380	340
Technology	2,731	1,033
Value Opportunities	839,663	97,580
Asia Pacific Equities	43,510	0
Emerging Markets Equities	56,807	0
European Growth Equities	41,159	0
Select International Growth Equities	263,073	0

The aggregate brokerage commissions paid by the Funds on transactions for the fiscal years ended October 31, 2001 and October 31, 2000 were: $4,307,896 and $3,880,102 respectively.

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INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 9 below have been adopted as fundamental policies (except as otherwise provided in 1). A fundamental policy affecting a particular Fund may not be changed without the vote of a majority of the outstanding shares of the affected Fund. Investment restrictions 10 and 11 with respect to a Fund may be changed by vote of a majority of the Board of Directors at any time.

1.    No Fund will borrow money, except that (a) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities; (b) the Core Fixed Income, Short Term Bond, Total Return Bond and Money Market Funds may each enter into reverse repurchase agreements; (c) the Core Fixed Income, Short Term Bond and Total Return Bond Funds may utilize mortgage-dollar rolls; and (d) each Fund, other than the Money Market Fund, may enter into futures contracts for hedging purposes subject to the conditions set forth in paragraph 8 below. The total amount borrowed by a Fund (including, for this purpose, reverse repurchase agreements and mortgage dollar rolls) at any time will not exceed 30% (or, in the case of the Money Market Fund, 10%) of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. As an operating policy, whenever borrowings pursuant to (a) exceed 5%(or, in the case of the Money Market Fund, 10%) of the value of a Fund’s total assets, the Fund will not purchase any securities.

2.    No Fund will issue senior securities as defined in the 1940 Act, provided that the Funds may (a) enter into repurchase agreements; (b) purchase securities on a when-issued or delayed delivery basis; (c) purchase or sell financial futures contracts or options thereon; and (d) borrow money in accordance with the restrictions described in paragraph 1 above.

3.    No Fund will underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

4.    No Fund will purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that this limitation shall not apply to any Fund’s purchase of U.S. Government Securities, and, in the case of the Money Market Fund, to the purchase of obligations of domestic branches of United States banks. The Health Sciences and Technology Funds will invest more than 25% of the value of their assets in industries in the health sciences and technology sectors, respectively. The European Equities Fund may invest more than 25% of the value of its total assets in a single European country; the Japanese Equities Fund may invest more than 25% of the value of its total assets in debt securities issued or guaranteed by the Japanese government and the Emerging Markets Income Fund may invest more than 25% of the value of its total assets in debt securities issued or guaranteed by the governments of emerging markets countries. In determining industry classifications for foreign issuers, each Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. Each Fund

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will determine such classifications of foreign issuers based on the issuer’s principal or major business activities.

5.    No Fund will invest in real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that a Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in re-al estate or interests therein and except that the Core Fixed Income, Short Term Bond and Total Return Bond Funds are not prohibited investing in real estate.

6.    No Fund may make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

7.    Each Fund may effect short sales of securities or maintain a short position only if the Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold.

8.    No Fund will invest in commodities or commodities contracts, except that the Funds may enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the value of the Fund’s total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. The entry into foreign currency forward contracts shall not be deemed to involve investing in commodities.

9.    For each of the Diversified Value, Opportunity, and Income + Growth Funds, no Fund will, with respect to 75 percent of its assets, purchase the securities of any issuer, other than U.S. Government securities and securities of other investment companies if as a result more than five percent of the value of the Funds’ total assets would be invested in the securities of the issuer; or, (b) purchase more than 10 percent of the voting securities of any one issuer other than U.S. Government securities and securities of other investment companies.

10.    No Fund will purchase securities on margin, except that a Fund may obtain any short-term credits necessary for clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts and related options will not be deemed to be a purchase of securities on margin.

11.    No Fund will purchase the securities of an issuer for the purpose of acquiring control or management thereof.

The percentage limitations contained in the restrictions listed above apply, with the exception of (1), at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.

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For purposes of applying the terms of investment restriction number 4, the Adviser will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Adviser will use its best efforts to assign each issuer to the category which it believes is most appropriate.

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DIRECTORS AND OFFICERS OF THE COMPANY

A board of eight directors is responsible for overseeing the Funds’ affairs. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below. Each director oversees each Fund in TCW Galileo Funds, Inc., which, as of the date of this Statement of Additional Information, number 24.

Independent Directors

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Norman Barker, Jr. (80) 9601 Wilshire Blvd. Beverly Hills, CA. 90210 Director	Mr. Barker has served as a director since inception of TCW Galileo Funds, Inc. in September 1992.	Private Investor.	TCW Premier Funds (mutual fund), TCW Convertible Securities Fund, Inc. (closed end fund).

Samuel P. Bell (66) 333 South Hope Street Suite 1253 Los Angeles, CA. 90071 Director	Mr. Bell has served as a director of TCW Galileo Funds, Inc. since October 2002.	President, Los Angeles Business Advisors since 1996. Previously Mr. Bell served as the Area Managing Partner of Ernst & Young for the Pacific Southwest Area.	Apex Mortgage Capital, Inc. (real estate investment trust), Point 360 (audio visual services), TCW Premier Funds (mutual fund) and TCW Convertible Securities Fund, Inc. (closed-end fund).

Richard W. Call (78) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071 Director	Mr. Call has served as a director of TCW Galileo Funds, Inc. since February 1994.	Private Investor. Former President of The Seaver Institute (a private foundation).	TCW Premier Funds (mutual fund), TCW Convertible Securities Fund, Inc. (closed-end fund).

Matthew K. Fong (49) Strategic Advisory Group 13191 Crossroad Parkway North City of Industry, CA 91746 Director	Mr. Fong has served as a director of TCW Galileo Funds, Inc. since April 1999.	President, Strategic Advisory Group, Of Counsel Sheppard, Mullin, Richter & Hamilton (law firm) since 1999. From 1995 to 1998, Mr. Fong served as Treasurer of the State of California.

ESS Technology, Inc., Anfi Inc. (title insurance), Viata Inc. (home entertainment products), TCW Convertible Securities Funds, Inc. (closed-end fund); Metropolitan West Capital Intrinsic Value Equity and International Value Equity Funds (mutual funds), TCW Premier Funds (mutual fund).

John A. Gavin (71) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 1675 Broadway New York, NY 10019 Director	Mr. Gavin has served as a director of TCW Galileo Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).

Apex Mortgage Capital Inc. (real estate investment trust), Causeway Capital, TCW Convertible Securities Fund, Inc. (closed-end fund), TCW Premier Funds (mutual fund), Hotchkis and Wiley Funds (mutual fund).

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Patrick C. Haden (50) 300 South Grand Avenue Los Angeles, CA. 90071 Director	Mr. Haden has served as a director of TCW Galileo Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (venture capital firm).

Elkay Plastics Co., Inc., Indy Mac Mortgage Holdings (mortgage banking), Bradshaw International Inc. (housewares), Financial Pacific Insurance Group, Inc., Tetra Tech, Inc. (environmental consulting), TCW Premier Funds (mutual fund), TCW Convertible Securities Fund, Inc. (closed-end fund).

As noted on the previous page, Mr. Bell has served as President of Los Angeles Business Advisors, a not-for-profit corporation pursuant to section 501(c)(6) of the Internal Revenue Code of 1986, as amended, since September 1996. Mr. Robert A. Day, Chairman of The TCW Group, Inc. the immediate parent company of the Adviser, has been a director of Los Angeles Business Advisors since January 2000.

Interested Directors

Each of these directors are “interest persons” of TCW Galileo Funds, Inc. (“Corporation”) as defined in the 1940 Act because they are directors and officers of the Adviser, and shareholders and directors of The TCW Group, Inc. the parent company of the Adviser.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Marc I. Stern (58) 865 South Figueroa Street Los Angeles, CA. 90017 Chairman	Mr. Stern has served as a director since inception of TCW Galileo Funds, Inc. in September 1992.	President and Director, The TCW Group, Inc., Chairman, the Adviser, President and Vice Chairman, TCW Asset Management Company, Vice Chairman and Trust Company of the West.	Apex Mortgage Capital Inc. (real estate investment trust), Qualcomm Incorporated (wireless communications), TCW Premier Funds (mutual fund).

Thomas E. Larkin, Jr. (63) 865 South Figueroa Street Los Angeles, CA. 90017 Director	Mr. Larkin has served as a director since inception of TCW Galileo Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Adviser, TCW Asset Management Company and Trust Company of the West.	TCW Premier Funds (mutual fund).

Committees

Audit Committee.    The Audit Committee makes recommendations to the Board of Directors concerning the selection of the independent auditors and reviews with the auditors the results of the annual audit, including the scope of auditing procedures, the adequacy of internal controls and compliance by the Corporation with the accounting, recording and financial reporting requirements of the 1940 Act. The Audit Committee also reviews compliance with the Code of Ethics by the executive officers, directors and investment personnel of the Adviser. The Audit Committee’s members consist of Messrs. Barker, Bell, Call, Fong, Gavin and Haden. During the fiscal year ended October 31, 2002, the Audit Committee held four meetings.

Derivatives Committee.    The Derivatives Committee approves parameters for and monitors the activities of the funds with respect to derivatives investments, if any, made by a Fund. The Derivative Committee’s members consist of Messrs. Barker, Bell, Call, Fong, Gavin and Haden. During the fiscal year ended October 31, 2002, the Derivatives Committee held no meetings.

38

However, derivative investments, if any, are reviewed at each quarterly regular meeting of the Board of Directors.

Executive Committee.    The Executive Committee has the same powers of the Board of Directors except the power to declare dividends or other stock distributions, elect directors, authorize the issuance of stock except as permitted by statute, to recommend to the shareholders any action requiring their approval, to amend the By-Laws or to approve any merger or share exchange not requiring shareholder approval. The Executive Committee’s members consist of Messrs. Barker, Call and Stern. During the fiscal year ended October 31, 2002, the Executive Committee held no meetings.

39

Equity Ownership of Directors

Independent Directors

The following tables sets forth the equity ownership of the directors in each Fund as of December 31, 2002. The code for the dollar range of equity securities owned by the directors is: (a) $1-$10,000, (b) $10,001-$50,000, (c) $50,001-$100,000; and (d) over $100,000.

Name of Director	Dollar Range of Equity Securities in the Corporation	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Norman Barker, Jr.	Core Fixed Income (d)	(d)

Samuel P. Bell	None	None

Richard W. Call	Aggressive Growth Equities (c)	(d)

Matthew K. Fong	None	None

John A. Gavin	None	None

Patrick C. Haden	None	None

Interested Directors

Name of Director	Dollar Range of Equity Securities in the Corporation	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Marc I. Stern	Core Fixed Income (d) Growth Insights (d) High Yield Bond (d) Money Market (d) Select Equities (d) Small Cap Growth (b)	(d)

Thomas E. Larkin, Jr.	Money Market (d)	(d)
Select Equities (d)
Value Opportunities (d)

40

Compensation of Independent Directors

The Corporation and TCW Premier Funds pays each Independent Director an annual fee of $45,000 plus a per joint meeting fee of $500 for meetings of the Board of Directors or Committees of the Board of Directors attended by the director prorated among the Funds. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers who are employed by the Adviser or an affiliated company thereof receive no compensation nor expense reimbursement from the Corporation. Directors do not receive any pension or retirement benefits as a result of their service as a director of the Corporation.

The following table illustrates the compensation paid to the Independent Directors by the Corporation for the fiscal year ended October 31, 2002.

Name of Independent Director	Aggregate Compensation From the Corporation
Norman Barker, Jr.	$41,000
Samuel P. Bell	$9,250
Richard W. Call	$40,500
Matthew K. Fong	$41,000
John A. Gavin	$41,000
Patrick C. Haden	$41,000

The following table illustrates the total compensation paid to Corporation’s Independent Directors for the calendar year ended December 31, 2002 by TCW Convertible Securities Fund, Inc. and TCW Premier Funds in the case of Messrs. Barker, Bell, Call, Fong, Gavin and Haden as well as from the Corporation. TCW Convertible Securities Funds, Inc. and TCW Premier Funds are included solely because the Corporation’s Adviser, TCW Investment Management Company also serves as their investment adviser.

Name of Independent Director	For Service as Director and Committee Member of the TCW Convertible Securities Funds, Inc. and TCW Premier Funds	Total Cash Compensation from TCW Galileo Funds, Inc., TCW Convertible Securities Funds, Inc. and TCW Premier Funds
Norman Barker, Jr.	$14,750	$55,750
Samuel P. Bell	$6,125	$16,375
Richard W. Call	$14,750	$55,250
Matthew K. Fong	$14,000	$55,000
John A. Gavin	$14,000	$55,000
Patrick C. Haden	$14,000	$55,000

41

The officers of the Company who are not also directors of the Company are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years(1)
Alvin R. Albe, Jr. (49)*	President

President and Director, the Adviser, Executive Vice President and Director of TCW Asset Management Company and Trust Company of the West; Executive Vice President, The TCW Group, Inc.; President, TCW Convertible Securities Fund, Inc. and TCW Premier Funds

Michael E. Cahill (52)*	Senior Vice President, General Counsel and Assistant Secretary	Managing Director, General Counsel and Secretary, the Adviser, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company.

Charles W. Baldiswieler (44)*	Senior Vice President	Managing Director, the Adviser, Trust Company of the West and TCW Asset Management Company.

Dennis J. McCarthy (45)*	Senior Vice President	Senior Vice President, the Adviser, Trust Company of the West and TCW Asset Management Company since October, 1999. Previously, Vice President with Founders Asset Management.

Ronald R. Redell (32)*	Senior Vice President

Senior Vice President, the Adviser, Trust Company of the West and TCW Asset Management Company since August, 2000. Previously, National Sales Manager with RS Investment Management (formerly Robertson Stephens).

42

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years(1)
Philip K. Holl (53)*	Secretary	Senior Vice President and Associate General Counsel, the Adviser, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Convertible Securities Fund, Inc. and TCW Premier Funds

David S. DeVito (40)	Treasurer	Managing Director and Chief Financial Officer, the Adviser, Trust Company of the West and TCW Asset Management Company; Treasurer, TCW Convertible Securities Fund, Inc. and TCW Premier Funds

(1)	Positions with The TCW Group, Inc. and its affiliates may have changed over time.

*	Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, Hilary G.D. Lord, Managing Director and Chief Compliance Officer of Trust Company of the West, TCW Asset Management Company and the Adviser, is an Assistant Secretary of the Company and George N. Winn, Vice President of Trust Company of the West, TCW Asset Management Company and the Adviser is Assistant Treasurer of the Corporation.

43

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

TCW Galileo Funds, Inc. (the “Corporation”) and the Adviser are parties to an Investment Management and Advisory Agreement (“Advisory Agreement”). The Adviser was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. The Adviser was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. may be deemed to be a control person of the Adviser by reason of its ownership of more than 25% of the outstanding voting stock of the TCW Group, Inc. Société Générale Asset Management, S.A., is a wholly-owned subsidiary of Société Générale, S.A. Under the Advisory Agreement, the Corporation retains the Adviser to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, to administer its day-to-day operations, and to be responsible for overall management of the Corporation’s business affairs subject to control by the Board of Directors of the Corporation. The Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of the Company’s investment objectives.

The Adviser has retained, at it sole expense, Société Générale Asset Management International Limited (regulated by the Financial Services Authority in the United Kingdom) to act as a sub-adviser to the Emerging Markets Equities, European Growth Equities and Select International Growth Equities Funds. SGY Asset Management (Singapore) Ltd. has been retained to act as sub-adviser to Asia Pacific Equities. Société Générale Asset Management International, Limited and SGY Asset Management (Singapore) Ltd. (collectively, the “Subadvisers”) second-tier are subsidiaries of Société Générale S.A. and are affiliates of the Adviser. The Sub-Advisers provide the Funds with investment advice and portfolio management services subject to the overall supervision of the Adviser.

The Adviser furnishes to the Corporation office space at such places as are agreed upon from time to time and all office facilities, business equipment, supplies, utilities and telephone service necessary for managing the affairs and investments and arranges for officers or employees of the Adviser to serve, without compensation from the Corporation, as officers, directors or employees of the Company if desired and reasonably required by the Corporation.

The fee allocable to each Fund is calculated daily by applying the annual investment advisory fee percent for the Fund to the Fund’s net asset value. The fee is payable monthly. The annual management fee (as a percentage of average net asset value) for each Fund is as follows:

44

Equity Funds

Aggressive Growth Equities	1.00%
Convertible Securities	0.75%
Diversified Value	0.75%
Focused Large Cap Value	0.65%
Growth Insights	0.90%
Income + Growth	0.75%
Large Cap Growth	0.55%
Large Cap Value	0.55%
Opportunity	0.90%
Select Equities	0.75%
Small Cap Growth	1.00%
Small Cap Value	1.00%
Technology	1.00%
Value Opportunities	0.80%

Fixed Income Funds

Money Market	0.25%
Core Fixed Income	0.40%
High Yield Bond	0.75%
Short Term Bond	0.50%*
Total Return Bond	0.50%

*The Adviser has voluntarily waived a portion of its advisory fee reducing it to 0.35% through December 31, 2003.

45

International Funds

Asia Pacific Equities	1.00%
Emerging Markets Equities	1.00%
Emerging Markets Income	0.75%
European Growth Equities	0.75%
Select International Growth Equities	0.75%

The Adviser has agreed to reduce its investment advisory fee or to pay the ordinary operating expenses of a Fund to the extent necessary to limit the Fund’s ordinary operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper Inc.

The table below sets forth the investment advisory fee, exclusive of any expense reimbursement, paid by each Fund for the period or year ended:

Fund	2002		2001		2000
Aggressive Growth Equities	$1,100,000		$1,739,000		$2,744,000
Convertible Securities	327,000		466,000		463,000
Diversified Value	33,000	*	46,000	**	56,000	**
Focused Large Cap Value	6,000		4,000		—
Growth Insights	31,000		20,000		—
Income + Growth	221,000	*	285,000	**	260,000	**
Large Cap Growth	56,000		97,000		166,000
Large Cap Value	760,000		788,000		487,000
Opportunity	330,000	*	325,000	**	307,000	**
Select Equities	9,908,000		6,469,000		3,770,000
Small Cap Growth	1,975,000		3,011,000		4,430,000
Small Cap Value	133,000		23,000		3,000
Technology	9,000		9,000		—
Value Opportunities	5,035,000		1,423,000		311,000
Money Market	1,214,000		734,000		591,000
Core Fixed Income	242,000		285,000		239,000
High Yield Bond	2,126,000		1,845,000		1,544,000
Short Term Bond	100,000		283,000		322,000
Total Return Bond	529,000		421,000		408,000
Asia Pacific Equities	98,000		106,000		190,000
Emerging Markets Equities	280,000		326,000		570,000
Emerging Markets Income	367,000		416,000		782,000
European Growth Equities	109,000		273,000		528,000
Select International Growth Equities	319,000		355,000		—

*	For the period December 1, 2001 through October 31, 2002
**	For the years ended November 30, 2001 and 2000

Except for expenses specifically assumed by the Adviser under the Advisory Agreement, each Fund bears all expenses incurred in its operations. Fund expenses include the fee of the Adviser; expenses of the Plan of Distribution pursuant to Rule 12b-1; compensation and expenses of directors who are not officers or employees of the Adviser; registration, filing and other fees in connection with filings with states and other regulatory authorities; fees and expenses of independent accountants; the expenses of printing and mailing proxy statements and shareholder

46

reports; custodian and transfer and dividend disbursing agent charges; brokerage fees and commissions and securities transaction costs; taxes and corporate fees; legal fees; the fees of any trade association; the costs of the administrator and fund accountant; the cost of stock certificates, if any, representing shares of the Fund; the organizational and offering expenses, whether or not advanced by the Adviser; expenses of shareholder and director meetings; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto the Fund’s shareholders; premiums for the fidelity bond and any errors and omissions insurance; interest and taxes; and any other ordinary or extraordinary expenses incurred in the course of the Fund’s business. The 12b-1 fees relating to the Class N shares will be directly allocated to that class. In addition, the administrative services fee applicable the Advisor Class Shares will be allocated to that class.

The Advisory Agreement also provides that each Fund will reimburse the Adviser for the Fund’s organizational expenses. Such organizational expenses will be amortized by each Fund over five years.

The Advisory and Sub-Advisory Agreements were approved by each Fund’s shareholders and will continue in effect as to each Fund initially for two years and thereafter from year to year if such continuance is specifically approved at least annually by (a) the Board of Directors of the Corporation or by the vote of a majority of the outstanding voting securities of the Fund, and (b) vote of a majority of the directors who are not “interested persons” of the Corporation or the Adviser (the Independent Directors), cast in person at a meeting called for the purpose of voting on such approval. The Advisory and Sub-Advisory Agreements may be terminated without penalty at any time on 60 days’ written notice, by vote of a majority of the Board of Directors of the Corporation or by vote of a majority of the outstanding voting securities of the Fund. The Advisory and Sub-Advisory Agreements terminate automatically in the event of their assignment.

In determining whether to approve the Advisory and Sub-Advisory Agreements the Board of Directors, including the Independent Directors considered various materials provided by the Adviser including information relating to comparative advisory fees, expenses and performance data of the Funds and the Independent Directors were advised by independent legal counsel with respect to these matters. In particular, the Board of Directors considered the nature, quality and services provided by the Adviser and Sub-Advisers, the Adviser’s and Sub-Adviser personnel, the Funds’ long-term performance records compared to other similar mutual funds, the Funds’ lower overall expense ratios compared to similar mutual funds and the profitability of the Adviser derived from its relationship with the Funds. The Board of Directors also considered the rankings given the Funds by third party ranking entities. In addition, in approving the Advisory and Sub-Advisory Agreements, the Board of Directors considered that the Adviser agreed to reduce its investment advisory fee or to pay the ordinary operating expenses of each Fund to the extent necessary to limit the Fund’s ordinary operating expenses to an amount not to exceed the trailing monthly expense ratio for comparable funds as calculated by Lipper Inc.

The Independent Directors met separately with their independent legal counsel to consider the foregoing factors in light of the advice provided by their independent legal counsel with respect to the law applicable to the review of investment advisory agreements. Following their separate meeting, the entire Board of Directors, including the Independent Directors, approved the continuance of the Advisory and Sub-Advisory Agreements for another year.

47

The Corporation has acknowledged that the name “TCW” is owned by The TCW Group, Inc. (“TCW”), the parent of the Adviser. The Corporation has agreed to change its name and the name of the Funds at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated.

The Advisory and Sub-Advisory Agreements also provides that the Adviser shall not be liable to the Corporation for any actions or omissions if they acted in good faith without gross negligence, willful misfeasance, bad faith, or from reckless disregard of their duties.

DISTRIBUTION OF COMPANY SHARES

TCW Brokerage Services (“Distributor”) serves as the nonexclusive distributor of each class of the Company’s shares pursuant to an Amended and Restated Distribution Agreement (“Distribution Agreement”) with the Corporation which is subject to approval by the Board. The Distribution Agreement is terminable without penalty, on not less than 60 days’ notice, by the Corporation’s Board of Directors, by vote of holders of a majority of the Corporation’s shares, or by the Distributor.

The Corporation offers three classes of shares: Institutional Class or Class I shares, Class N or Investor Class shares and Class K or Advisor Class shares. Class I shares are offered primarily for direct investment by investors. Class N shares are offered through firms which are members of the National Association of Securities Dealers, Inc. (“NASD”), and which have dealer agreements with the Distributor and other financial intermediaries. Class K shares of certain Funds may be offered through institutional channels such as retirement plans and financial intermediaries.

The Corporation has adopted a Plan Pursuant to Rule 18f-3 under the 1940 Act (“Rule 18f-3 Plan”). Under the Rule 18f-3 Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

The Corporation also has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”) with respect to the Class N and Class K shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N or Class K shares for distribution and related services. The Distributor may pay any or all of the fee payable to it for distribution and related services to the firms that are members of the NASD, subject to compliance by the firms with the terms of the dealer agreement between the firm and the Distributor. Under the terms of the Distribution Plan, services which a firm will provide may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of

48

Class N or Class K shares; and assisting investors in completing application forms and selecting dividend and other account options.

The Distribution Plan provides that it may not be amended to materially increase the costs which Class N or Class K shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of Class N or Class K, and by vote of a majority of both

(i) the Board of Directors of the Corporation, and (ii) those Directors of the Corporation who are not “interested persons” of the Corporation (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

The Distribution Plan was initially approved by the Corporation’s Board of Directors on December 17, 1998 and provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the vote of a majority of both (i) the Board of Directors of the Corporation, and (ii) those Directors of the Corporation who are not “interested persons” of the Corporation (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following shareholders owned of record or beneficially 5% or more of the indicated Fund Class’ shares outstanding as of January 31, 2003:

Class I

Aggressive Growth Equities Fund

BNY Clearing Services LLC

Wendel & Co.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(17.45%)

Northern Trust Company Custodian

Westlake Health Foundation

P.O. Box 92956

Chicago, IL 60675

(8.55%)

Convertible Securities Fund

Maine State Retirement System

State Office Building

Augusta, ME 04333

(40.46%)

49

City of Tallahassee

City Hall

Tallahassee, FL 32301

(15.59%)

Buck Foundation

666 Camino Aquajito

Monterey, CA 93940

(9.42%)

Large Cap Growth Fund

Carpenters Health & Welfare Trust

533 S. Fremont Avenue

Los Angeles, CA 90071

(59.94%)

The Christ Child Society of Washington, D.C.

5101 Wisconsin Avenue, N.W.

Washington, D.C. 20016

(18.94%)

TCW Capital Investment Corporation

865 S. Figueroa Street

Los Angeles, CA 90017

(6.35%)

Rosenblatt Family Trust

706 Park Lane

Montecito, CA 93108

(5.23%)

50

Large Cap Value Fund

Northern Trust Co. Custodian

Salk Institute

P.O. Box 92956

Chicago, IL 60675

(15.92%)

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(15.86%)

Carol Barnett Charitable Trust

5815 Live Oak Road

Lakeland, FL 33813

(14.51%)

Bost & Co. WBHF 7000352

Mutual Fund Operations

P.O. Box 3198

Pittsburgh, PA 15230

(11.00%)

Mac & Co. RHFF 0406002

Mutual Fund Operations

P.O. Box 3198

Pittsburgh, PA 15230

(7.12%)

Opportunity Fund

Reliastar Life Insurance Co. of NY

20 Washington Avenue South

Minneapolis, MN 55401

(48.79%)

Valic Trust Company Trustee

City of Boulder Fire & Police Money Purchase Pension Plan

2929 Allen Parkway

Houston, TX 77019

(24.76%)

51

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(8.48%)

Select Equities Fund

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(27.35%)

Fidelity Investments Institutional Operations Custodian

100 Magellan Way

Covington, KY 41015

(6.99%)

Merrill Lynch Pierce Fenner & Smith Inc. FBO Clients

4800 Deer Lake Drive East

Jacksonville, FL 32246

(6.68%)

Small Cap Growth Fund

University of Tennessee

Office of the Treasurer

Knoxville, TN 37996

(12.13%)

Soka University of America

1 University Drive

Aliso Viejo, CA 92656

(7.42%)

Mitra & Co.

1000 N. Water Street

Milwaukee, WI 53202

(6.91%)

Wells Fargo Bank Minnesota Trustee

McCormick & Co. Profit Sharing Plan

P.O. Box 1533

Minneapolis, MN 55480

(5.95%)

52

Small Cap Value Fund

Fidelity Investments Institutional Operational Custodian

100 Magellan Way

Covington, KY 41015

(48.39%)

USB Trust Operations

P.O. Box 1787

Milwaukee, WI 53201

(13.91%)

JP Morgan/Chase Custodian

The Animal Medical Center

4 New York Plaza

New York, NY 10004

(9.82%)

Tahltan and Company

735 N. Water Street

Milwaukee, WI 53202

(5.26%)

Value Opportunities Fund

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(11.63%)

Vanguard Fiduciary Trust Company FBO

BASF Employee Savings Plan

P.O. Box 2600

Valley Forge, PA 19482

(7.62%)

Fidelity Investments Institutional Operations Custodian

100 Magellan Way

Covington, KY 41015

(7.27%)

53

Core Fixed Income Fund

Cedars-Sinai Medical Center

8700 Beverly Boulevard

Los Angeles, CA 90048

(13.13%)

Fleet National Bank Trustee

Master Pension Trust of Philadelphia Suburban Corp.

P.O. Box 92800

Rochester, NY 14692

(10.17%)

Barker Family Trust

10375 Wilshire Boulevard

Los Angeles, CA 90024

(5.11%)

High Yield Bond Fund

Maine State Retirement System

State Office Building

Augusta, ME 04333

(32.41%)

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(10.75%)

City of Tallahassee

City Hall

Tallahassee, FL 32301

(9.04%)

First Insurance Company of Hawaii

c/o Conning Asset Management Co.

700 Market Street

St. Louis, MO 63101

(6.07%)

54

Money Market Fund

Saxon & Co.

P.O. Box 7780-1888

Philadelphia, PA 19182

(18.31%)

The TCW Group, Inc.

865 S. Figueroa Street

Los Angeles, Ca 90017

(12.88%)

Bost & Co. WBHF 7000352

Mutual Fund Operations

P.O. Box 3198

Pittsburgh, PA 15230

(11.75%)

SG Cowen Omnibus Account

Financial Square

New York, NY 10005

(5.01%)

Short Term Bond Fund

Witherspoon Family Trust

7016 Etna Court

Ventura, CA 93003

(7.39%)

Doheny Eye Institute

1450 San Pablo Street

Los Angeles, CA 90033

(6.80%)

Shoemaker Family Trust

10866 Wilshire Boulevard, 10th Floor

Los Angeles, CA 90024

(5.45%)

Danso Trust

P.O. Box 93999

Los Angeles, CA 90093

(5.18%)

55

Total Return Bond Fund

Bost & Co. CWCF 00012002

Mutual Fund Operations

P.O. Box 3198

Pittsburgh, PA 15230

(17.26%)

Mac & Co. FSPF 8631262

Mutual Fund Operations

P.O. Box 3198

Pittsburgh, PA 15230

(16.45%)

Mac & Co. GEKF 1000092

Mutual Fund Operations

P.O. Box 3198

Pittsburgh, PA 15230

(10.99%)

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(7.21%)

Cedars-Sinai Medical Center

8700 Beverly Boulevard

Los Angeles, CA 90048

(5.08%)

Asia Pacific Equities Fund

Northern Trust Co. Custodian

Sobrato Development Co.

P.O. Box 92956

Chicago, IL 60675

(88.95%)

Emerging Markets Equities Fund

Worchester Polytechnic Institute

100 Institute Road

Worchester, MA 01609

(28.42%)

56

Northern Trust Co. Custodian

Salk Institute

P.O. Box 92956

Chicago, IL 60675

(27.42%)

Keybank NA Trustee

Health System Retirement Plan

P.O. Box 94871

Cleveland, OH 44101

(15.60%)

Fleet National Bank Custodian

University of Massachusetts

P.O. Box 92800

Rochester, NY 14692

(8.63%)

Emerging Markets Income Fund

Maine State Retirement System

State Office Building

Augusta, ME 04333

(47.66%)

Kresge Foundation

3215 W. Big Beaver Road

Troy, MI 48084

(12.30%)

City of Tallahassee

City Hall

Tallahassee, FL 32301

(11.48%)

University of Pittsburgh

2409 Cathedral of Learning

Pittsburgh, PA 15260

(10.31%)

57

European Growth Equities Fund

Northern Trust Co. Custodian

Modern Woodmen of America

P.O. Box 92956

Chicago, IL 60675

(87.33%)

Select International Growth Equities Fund

Northern Trust Co. Custodian

Salk Institute

P.O. Box 92956

Chicago, IL 60675

(40.77%)

First Insurance Company of Hawaii

c/o Conning Asset Management Co.

700 Market Street

St. Louis, MO 63101

(25.88%)

Buck Foundation

666 Camino Aguajito

Monterey, CA 93940

(12.94%)

Northern Trust Co. Custodian

McCarthy Trust

P.O. Box 92956

Chicago, IL 60675

(9.24%)

Class N

Aggressive Growth Equities Fund

Fidelity Investments Institutional Operations Custodian

100 Magellan Way

Covington, KY 41015

(53.02%)

58

National Financial Services Corp. FBO Customers

200 Liberty Street

New York, NY 10281

(13.95%)

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(11.86%)

Trust Company of America FBO 72

P.O. Box 6503

Englewood, CO 80155

(7.01%)

Diversified Value Fund

EL Shannon

14081 Summit Drive

Whittier, CA 90602

(13.93%)

The Christ Child Society of Washington, D.C.

5101 Wisconsin Avenue, N.W.

Washington, D.C. 20016

(11.81%)

Marvin Genzer & Marilyn Genzer

317 Edisto Court

Chapel Hill, NC 27514

(5.73%)

Focused Large Cap Value Fund

TCW Capital Investment Corporation

865 S. Figueroa Street

Los Angeles, CA 90017

(100%)

Growth Insights Fund

TCW Capital Investment Corporation

865 S. Figueroa Street

Los Angeles, CA 90017

(51.77%)

59

TCW Profit Sharing & Savings Plan

865 S. Figueroa Street

Los Angeles, CA 90017

(34.80%)

Beatrice B. Trust

c/o Trust Company of the West

865 S. Figueroa Street

Los Angeles, CA 90017

(12.76%)

Large Cap Growth

National Financial Services Corp. FBO Customers

200 Liberty Street

New York, NY 10281

(39.48%)

Suntrust Bank Trustee

Dean Mead Egerton

Bloodworth Capouano Bozworth, P.A.

8515 E. Orchard Road

Englewood, CO 80111

(19.60%)

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(17.19%)

D. Jane Ruch

P.O. Box 864

Kingsland, TX 78639

(7.20%)

Large Cap Value Fund

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(84.65%)

60

National Financial Services Corp. FBO Customers

200 Liberty Street

New York, NY 10281

(12.23%)

Select Equities Fund

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(33.45%)

National Financial Services Corp. FBO Customers

200 Liberty Street

New York, NY 10281

(9.53%)

Fidelity Investments Institutional Operations Custodian

100 Magellan Way

Covington, KY 41015

(6.71%)

Prudential Securities Inc. FBO Clients

1 New York Plaza

New York, NY 10242

(6.71%)

Small Cap Growth Fund

Merrill Lynch Pierce Fenner & Smith Inc. FBO Clients

4800 Deer Lake Drive East

Jacksonville, FL 32246

(34.78%)

Fidelity Investments Institutional Operations Custodian

100 Magellan Way

Covington, KY 41015

(22.30%)

Charles Schwab & Co Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(21.15%)

61

Prudential Securities Inc. FBO Clients

1 New York Plaza

New York, NY 10291

(8.91%)

Small Cap Value Fund

TCW Capital Investment Corporation

865 S. Figueroa Street

Los Angeles, CA 90017

(100%)

Technology Fund

Douglas & Terri Foreman

c/o Trust Company of the West

865 S. Figueroa Street

Los Angeles, CA 90017

(66.13%)

TCW Capital Investment Corporation

865 S. Figueroa Street

Los Angeles, CA 90017

(15.62%)

United California Bank Custodian

Ellison Rollover IRA

P.O. Box 60078

Los Angeles, CA. 90060

(6.22%)

Value Opportunities Fund

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94106

(31.90%)

National Financial Services Corp. FBO Customers

200 Liberty Street

New York, NY 10281

(18.00%)

62

Prudential Securities Inc. FBO Clients

1 New York Plaza

New York, NY 10292

(11.86%)

Fidelity Investments Institutional Operations Custodian

100 Magellan Way

Covington, KY 41015

(6.61%)

Core Fixed Income Fund

The TCW Group, Inc.

865 S. Figueroa Street

Los Angeles, CA 90017

(95.53%)

High Yield Bond Fund

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(24.34%)

TCW Capital Investment Corporation

865 S. Figueroa Street

Los Angeles, CA 90017

(21.46%)

IMS & Co. FBO Customers

P.O. Box 3865

Englewood, CO 80155

(18.87%)

National Finance Services Corp. FBO Customers

200 Liberty Street

New York, NY 10281

(11.04%)

Total Return Bond Fund

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery Street

San Francisco, CA 94104

(34.74%)

63

National Financial Services Corp. FBO Customers

200 Liberty Street

New York, NY 10281

(28.89%)

The TCW Group Inc.

865 S. Figueroa Street

Los Angeles, CA 90017

(8.07%)

Select International Growth Equities Fund

TCW Investment Management Company

865 S. Figueroa Street

Los Angeles, CA 90017

(100%)

Class K (Advisor Class)

Aggressive Growth Equities Fund

TCW Investment Management Company

865. S. Figueroa Street

Los Angeles, CA 90017

(100%)

Large Cap Value Fund

TCW Investment Management Company

865. S. Figueroa Street

Los Angeles, CA 90017

(100%)

Opportunity Fund

TCW Investment Management Company

865. S. Figueroa Street

Los Angeles, CA 90017

(100%)

Select Equities Fund

TCW Investment Management Company

865 S. Figueroa Street

Los Angeles, CA 90017

(100%)

64

Small Cap Growth Fund

TCW Investment Management Company

865. S. Figueroa Street

Los Angeles, CA 90017

(100%)

Small Cap Value Fund

TCW Investment Management Company

865. S. Figueroa Street

Los Angeles, CA 90017

(100%)

Value Opportunities Fund

TCW Investment Management Company

865. S. Figueroa Street

Los Angeles, CA 90017

(100%)

Select International Growth Equities Fund

TCW Investment Management Company

865. S. Figueroa Street

Los Angeles, CA 90017

(100%)

ADMINISTRATION AGREEMENT

Investors Bank & Trust Company (“Administrator”) serves as the administrator of the Corporation pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator will provide certain accounting and administrative services to the Corporation, including: fund accounting; calculation of the daily net asset value of each Fund; monitoring the Corporation’s expense accruals; calculating monthly total return and yield figures; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Corporation; and preparing the Corporation’s Form N-SAR. The Administrator receives an accounting and administration fee based on the combined assets of the Corporation, TCW Convertible Securities Fund, Inc. and TCW Premier Funds as follows: 0.07% of the first $3 billion in assets; 0.03% of the next $3 billion in assets; and 0.02% thereafter.

CODE OF ETHICS

The Adviser is subject to the Code of Ethics with respect to investment transactions in which the Adviser’s officers, directors and certain other persons have a beneficial interest to avoid any actual or potential conflict or abuse of their fiduciary position. The Code of Ethics contains several restrictions and procedures designed to eliminate conflicts of interest including: (a) pre-clearance of non-exempt personal investment transactions; (b) quarterly reporting of personal securities transactions; (c) a prohibition against personally acquiring securities in an initial public offering,

65

entering into uncovered short sales and writing uncovered options; (d) a seven day “black out period” prior or subsequent to a Fund transaction during which portfolio managers are prohibited from making certain transactions in securities which are being purchased or sold by a client of such manager; (e) a prohibition, with respect to certain investment personnel, from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days; and (f) a prohibition against acquiring any security which is subject to firm wide or, if applicable, a department restriction of the Adviser. The Code of Ethics provides that exemptive relief may be given from certain of its requirements, upon application.

DETERMINATION OF NET ASSET VALUE

As discussed in the Prospectus, the Corporation will not calculate the net asset value of the Funds on certain holidays, weekends and when there is no activity in a Fund’s shares. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund’s shares could be significantly affected.

A Fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding.

HOW TO BUY AND REDEEM SHARES

Shares in a Fund may be purchased and redeemed in the manner described in the Prospectus and in this Statement of Additional Information.

Use of Sub-Transfer Agency Accounting or Administrative Services

Certain financial intermediaries have contracted with the Distributor to perform certain sub-transfer agent accounting or administrative services for certain clients or retirement plan investors who have invested in the Corporation. In consideration of the provision of these sub-transfer agency accounting or administrative services, the financial intermediaries will receive sub-transfer agency accounting or administrative fees.

Purchases Through Broker-Dealers and Financial Organizations

Shares of the Funds may be purchased and redeemed through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemption’s of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Distributor, the broker-dealer may in its discretion, charge a fee for that service.

Computation of Public Offering Prices

The Funds offer their shares to the public on a continuous basis. The public offering price per share of each Fund is equal to its net asset value per share next computed after receipt of a purchase order. See “Determination of Net Asset Value” above.

66

Distributions in Kind

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by distribution in kind of portfolio securities in lieu of cash. Shareholders receiving distributions in kind may incur brokerage commissions or other costs when subsequently disposing of shares of those securities.

HOW TO EXCHANGE SHARES

A shareholder may exchange all or part of its shares of one Fund for shares of another Fund (subject to receipt of any required state securities law clearances with respect to certain Funds in the shareholder’s state of residence). An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. See “Distributions and Taxes” below.

The exchange privilege enables a shareholder to acquire shares in a Fund with different investment objectives or policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired. The Corporation reserves the right to reject any exchange request.

As described in the Prospectus, the exchange privilege may be terminated or revised by the Corporation.

PURCHASES-IN-KIND

The Funds may, at the sole discretion of the Adviser, accept securities in exchange for shares of a Fund. Securities which may be accepted in exchange for shares of any Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market (determined by reference to liquidity policies established by the Board of Directors); and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange.

DISTRIBUTIONS AND TAXES

Each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund that is a regulated investment company and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. However, a Fund will be taxed on that portion of taxable net investment income and long-term and short-term capital gains that it retains. Furthermore, a Fund will be subject to United States corporate income tax (and possibly state or

67

local income or franchise tax) with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet the 90% distribution requirement.

To qualify as a regulated investment company, in addition to the 90% distribution requirement described above, a Fund must: (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business in investing in such stock, securities or currencies, and (b) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s assets is represented by cash items, U.S. Government Securities and other securities, limited in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government Securities) or in the securities of two or more issuers (other than U.S. Government Securities) which the Fund controls (i.e., holds at least 20% of the combined voting power) and which are engaged in the same or similar trades or businesses or related trades or businesses.

If a Fund invests in foreign currency or forward foreign exchange contracts, gains from such foreign currency and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies are considered to be qualifying income for purposes of the 90% gross income test described in clause (a) above, provided such gains are directly related to the Fund’s principal business of investing in stock or securities. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency contracts will be valued for purposes of the asset diversification requirements applicable to the Fund described in clause (c) above. Until such time as these uncertainties are resolved, each Fund will utilize the more conservative, or limited, definition or approach with respect to determining permissible investments in its portfolio.

Investments in foreign currencies, forward contracts, options, futures contracts and options thereon may subject a Fund to special provisions of the Internal Revenue Code that may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to a Fund, and may defer Fund losses. These rules also (a) could require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they had been closed out in a fully taxable transaction) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

As a general rule, a Fund’s gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder’s gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Fund shares for one year or less. For federal, state and local income tax purposes, an exchange by a shareholder of shares in one Fund or securities for shares in a Fund will be treated as a taxable sale for a purchase price equal to the fair market value of the shares received.

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Any loss realized on the disposition by a shareholder of its shares in a Fund will be disallowed to the extent the shares disposed of are replaced with other Fund shares, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a period (of 61 days) beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends (as defined below) received by the shareholder with respect to such share.

Any realized gains will be distributed as described in the Prospectus. See “Distributions and Taxes” in the Prospectus. Such distributions (“capital gain dividends”), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed to the shareholder after the close of the Fund’s prior taxable year. A Fund may be subject to taxes in foreign countries in which each invests. If such a Fund invests in an entity which is classified as a “passive foreign investment company” (“PFIC”) for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Fund level which could not be eliminated by distributions to the shareholders of the Fund. It is not anticipated that any taxes at the Fund level with respect to investments in PFICs will be significant.

In computing its net taxable (and distributable) income and/or gains, a Fund may choose to take a dividend paid deduction for a portion of the proceeds paid to redeeming shareholders. This method (sometimes referred to as “equalization”) would permit the Fund to avoid distributing to continuing shareholders taxable dividends representing earnings included in the net asset value of shares redeemed. Using this method will not affect the Fund’s total return. Since there are some unresolved technical tax issues relating to use of equalization by a Fund, there can be no assurance that the Internal Revenue Service will agree with the Fund’s methodology and/or calculations which could possibly result in the imposition of tax, interest or penalties on the Fund.

Under the Internal Revenue Code, a nondeductible excise tax of 4% is imposed on a Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its ordinary income for that calendar year and at least 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending on October 31 of such calendar year (or December 31 if the Fund so elects), plus any undistributed amounts of taxable income for prior years. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. Each Fund intends to meet these distribution requirements to avoid the excise tax liability.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made to shareholders of record in such a month are treated as paid and are taxable as of December 31, provided that the Fund pays the dividend during January of the following year.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that it has provided a correct taxpayer identification number and that it is not subject to “backup withholding,” then the shareholder may be subject to a

69

31% “backup withholding” tax with respect to: (a) taxable dividends and distributions, and, (b) the proceeds of any redemptions of Fund shares. An individual’s taxpayer identification number is his social security number. The 31% “backup withholding” tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

Dividends to shareholders who are non-resident aliens may be subject to a 30% United States withholding tax under provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders should consult their own tax advisers.

The foregoing is a general and abbreviated summary of the applicable provisions of the Internal Revenue Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Internal Revenue Code sections and the Treasury Regulations promulgated thereunder. The Internal Revenue Code and these Regulations are subject to change by legislative or administrative action.

Each shareholder will receive annual information from its Fund regarding the tax status of Fund distributions. Shareholders are urged to consult their attorneys or tax advisers with respect to the applicability of federal, state, local, estate and gift taxes and non-U.S. taxes to their investment in a Fund.

INVESTMENT RESULTS

From time to time, the Corporation may quote the performance of a Fund in terms of yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in other published material.

Each Fund’s total return may be calculated on an “average annual total return” basis, and may also be calculated on an “aggregate total return” basis, for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Average annual total return figures provided for the Funds will be computed according to a formula prescribed by the SEC. The formula for an average annual total return can be expressed as follows:

P(1+T)n=ERV

Where:

P     =     hypothetical initial payment of $1,000

T     =     average annual total return

n     =     number of years

ERV	Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods or the life of the Fund

The formula for calculating aggregate total return can be expressed as follows:

Aggregate Total Return [ ( ERV ) - 1 ]

                    P

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The calculation of average annual total return and aggregate total return assumes reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged to all shareholder accounts.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period and reflects deduction of all nonrecurring charges at the end of the measuring period covered by the computation. A Fund’s net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

In addition, the Corporation may quote its after tax total return.

After-Tax Pre Liquidation Calculations

•	To calculate Total Return
	TR	=	{EMV} - 1
{BMV}
•	To calculate the Ending Market Value
	EMV	=	{BMV + ∑RS} * ENAV
{BNAV }
	BMV	=	$1,000
	BSP	=	BMV
BNAV
•	To calculate Reinvested Shares
	RS1		PTDD
EXNAV (or RP)
	PTDD	=	∑ All TTDD
	TTDD		(BS * TTDPS) * (1 - Tax Rate)
Repeat this calculation for the following applicable tax types: OI, ST, MT, LT, ROC, Non Tax.
For OI tax type, apply the following calculation to include Benefit of FTC
(BS*OIDPS) -[(((BS*OIDPS) + (BS*FTC per share))* (OI Tax Rate) - (BS* FTC per share)]
*Apply the applicable tax rate in the year that the distribution event occurred.

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Where:

TR	=	total return
EMV	=	ending market value
BMV	=	beginning market value
BNAV	=	beginning NAV
ENAV	=	ending NAV
RS	=	reinvested shares
RSn	=	reinvested shares per event
BS	=	beginning shares
DPS	=	distribution per share
DD	=	distribution dollars
EXNAV	=	ex date NAV
RP	=	reinvest price
PTDD	=	post tax distribution
TTDD	=	tax type distribution dollars
TTDPS	=	Tax type distribution per share
n	=	length of time in years
ST	=	short term
MT	=	mid term
LT	=	long term
ROC	=	return on capital
OI	=	ordinary income
FTC	=	foreign tax credit

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After-Tax Post Liquidation Calculations

The Post Liquidation Calculation is essentially the After-Tax Pre Liquidation Calculation that reflects the additional tax liability of the shareholder selling all of their shares at the end of the performance period. After-Tax Liquidation Returns reflect the impact of capital gains or losses associated with redemption of the shares.

A Fund’s performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund’s performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Comparative performance information may be used from time to time in publishing information about the Corporation’s shares, including data from Lipper Analytical Services, Inc., CDA Technologies, Inc., or similar independent services which monitor the performance of mutual funds or with other appropriate indexes of investment securities. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal.

ORGANIZATION, SHARES AND VOTING RIGHTS

The Corporation was incorporated as a Maryland corporation on September 15, 1992 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Corporation has acknowledged that the name “TCW” is owned by The TCW Group, Inc. (“TCW”), the parent of the Adviser. The Corporation has agreed to change its name and the name of the Funds at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated.

The Funds offer three classes of shares: Class I shares, Class N shares and Class K (or Advisor Class shares). The Class I shares are offered at the current net asset value. The Class N shares are also offered at the current net asset value, but will be subject to distribution or service fees imposed under the Distribution Plan. Shares of each class of a Fund represents an equal proportionate share in the assets, liabilities, income and expenses of that Fund and, generally, have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees imposed under the Distribution Plan. The Advisor Class shares are offered at current net asset value but are also subject to distribution or service fees imposed under the Distribution Plan and an administrative fee. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Each share has one vote and fractional shares have fractional votes. As a Maryland corporation, the Corporation is not required to hold an annual shareholder meeting in any year in which the selection of directors is not required to be acted on under the 1940 Act. Shareholder approval will be sought only for certain changes in the operation of the Funds and for the election of directors under certain circumstances. Directors may be removed by a majority of all votes entitled to be cast by shareholders at a meeting. A special meeting of the shareholders will be called to elect

73

or remove directors if requested by the holders of ten percent of the Corporation’s outstanding shares. All shareholders of the Funds will vote together with all other shareholders of the Funds and with all shareholders of all other funds that the Corporation may form in the future on all matters affecting the Corporation, including the election or removal of directors. For matters where the interests of separate Funds or classes of a Fund are not identical, the matter will be voted on separately by each affected Fund or class.

For matters affecting only one Fund or class of a Fund, only the shareholders of that Fund or class will be entitled to vote thereon. Voting is not cumulative. Upon request in writing by ten or more shareholders who have been shareholders of record for at least six months and hold at least the lesser of shares having a net asset value of $25,000 or one percent of all outstanding shares, the Corporation will provide the requesting shareholders either access to the names and addresses of all shareholders of record or information as to the approximate number of shareholders of record and the approximate cost of mailing any proposed communication to them. If the Corporation elects the latter procedure, and the requesting shareholders tender material for mailing together with the reasonable expenses of the mailing, the Corporation will either mail the material as requested or submit the material to the Securities and Exchange Commission for a determination that the mailing of the material would be inappropriate.

TRANSFER AGENT AND CUSTODIANS

PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as transfer agent for the Company. Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117, serves as custodian for the Corporation. Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004; Morgan Guaranty Trust Company, 60 Wall Street, New York, New York 10260; and The Bank of New York, 101 Barclay Street, New York, New York 10286 act as limited custodians under the terms of certain repurchase and futures agreements.

INDEPENDENT AUDITORS

Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, California 90071-3462

LEGAL COUNSEL

Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401

FINANCIAL STATEMENTS

The audited financial statements for the period ended October 31, 2002, including the financial highlights, appearing in the Corporation’s Annual Report to shareholders are incorporated by reference and made a part of this document.

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APPENDIX A

Description of S&P and Moody’s Ratings

S&P

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fixed income securities rated AAA, AA, A and BBB are considered investment grade.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- Rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody’s

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured, interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fixed income securities which are rated Aaa, Aa, A and Baa are considered investment grade.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PART C

OTHER INFORMATION

Item 23.    Exhibits.

(a)(1)	Form of Articles of Incorporation.—/1/, /17/

(a)(2)	Form of Articles of Amendment.—/2/, /17/

(a)(3)	Form of Articles Supplementary.—/3/, /17/

(a)(4)	Form of Articles Supplementary.—/4/, /17/

(a)(5)	Form of Articles Supplementary.—/5/, /17/

(a)(6)	Form of Articles of Amendment.—/6/

(a)(7)	Form of Articles of Amendment.—/9/

(a)(8)	Form of Articles of Amendment.—/9/

(a)(9)	Form of Articles Supplementary.—/9/

(a)(10)	Form of Articles Supplementary.—/12/

(a)(11)	Form of Articles Supplementary.—/14/

(a)(12)	Form of Articles of Amendment.—/14/

(a)(13)	Form of Articles Supplementary—/15/

(a)(14)	Form of Articles of Amendment—/16/

(a)(15)	Form of Articles of Amendment—/18/

(a)(16)	Form of Articles of Amendment—filed herein

(b)(1)	Bylaws.—/1/, /17/

(b)(2)	Amendment No. 1 to By-laws.—/11/

(b)(3)	Amendment No. 2 to By-laws.—/17/

(c)	Not Applicable.

(d)(1)	Form of Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Funds Management, Inc.—/9/

(d)(2)	Form of Amendment No. 1 to Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.)—/12/

(d)(3)	Form of Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International, Limited.—/7/

1

(d)(4)	Form of Addendum to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited.—/8/

(d)(5)	Form of Amendment No. 1 to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited—/11/

(d)(6)	Form of Amendment No. 2 to Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.)—/14/

(d)(7)	Form of Amendment No. 3 to Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.)—/17/

(d)(8)	Form of Sub-Advisory Agreement between TCW Investment Management Company and Société Générale Asset Management International Ltd.—filed herein

(d)(9)	Form of Sub-Advisory Agreement between TCW Investment Management Company and SGY Asset Management (Singapore) Ltd.—filed herein

(e)(1)	Form of Amended and Restated Distribution Agreement between Registrant and TCW Brokerage Services.—/9/

(e)(2)	Form of Dealer Agreement.—/9/

(f)	Not Applicable.

(g)(1)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Company.—/9/

(g)(1)(a)	Form of Amendment No. 1 to Appendix A to the Custodian Agreement between Registrant and Investors Bank and Trust Company.—/17/

(g)(2)	Form of Delegation Agreement between Registrant and Investors Bank & Trust Company.—/9/

(h)(1)	Form of Transfer Agency Services Agreement between Registrant and PFPC Inc.—/13/

(h)(1)(a)	Form of Amendment No. 1 to Exhibit A to the Transfer Agency Services Agreement between the Registrant and PFPC, Inc.—/17/

(h)(2)	Form of Administration Agreement between Registrant and Investors Bank & Trust Company.—/9/

(h)(2)(a)	Form of Amendment No. 1 to Appendix A to the Administration Agreement between Registrant and Investors Bank & Trust Company—/16/

(h)(3)	Form of Securities Lending Agency Agreement between Registrant and Investors Bank & Trust Company.—/9/

(h)(3)(a)	Form of Amendment No. 1 to Schedule A to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company.—/17/

(i)	Opinion of Counsel.—filed herein

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(j)	Consent of Deloitte & Touche LLP—filed herein

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Form of Registrant’s Class N Shares Distribution Plan.—/9/

(n)	Not Applicable.

(o)	Form of Amended and Restated Plan Pursuant to Rule 18f-3.—/17/

(p)	Code of Ethics.—/12/

(q)	Powers of Attorney.—/11/, /16/

(q)(1)	Power of Attorney for Samuel P. Bell—filed herewith

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 22, 1992.
2.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 26, 1993.
3.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 23, 1994.
4.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 18, 1994.
5.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on April 21, 1995.
6.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed April 2, 1998.
7.	Incorporated herein by reference to Registrant’s Registration Statement filed on December 21, 1995.
8.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 31, 1997.
9.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 30, 1998.
10.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 1999.
11.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 29, 2000.
12.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 17, 2000.

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13.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 15, 2000.
14.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.
15.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 6, 2001
16.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 27, 2001
17.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 15, 2001.
18.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 12, 2002

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Item 24.    Persons Controlled by or Under Common Control with Registrant.

TCW Investment Management Company (the “Adviser”) (previously named TCW Funds Management, Inc.) is a 100% owned subsidiary of The TCW Group, Inc. (formerly TCW Management Company), a Nevada corporation. The Adviser was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. may be deemed to be a control person of the Adviser by reason of its ownership of more than 25% of the outstanding voting stock of the TCW Group, Inc. Société Générale Asset Management, S.A., is a wholly-owned subsidiary of Société Générale Asset Management, S.A., France’s second largest public bank.

Item 25.    Indemnification.

Under Article Eighth, Section (9) of the Company’s Articles of Incorporation, filed as Exhibit 1.1, directors and officers of the Company will be indemnified, and will be advanced expenses, to the fullest extent permitted by Maryland law, but not in violation of Section 17(i) of the Investment Company Act of 1940. Such indemnification rights are also limited by Article 9.01 of the Company’s Bylaws, previously filed as Exhibit 2.1.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in a successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser.

In addition to the Funds, the Adviser serves as investment adviser or sub-adviser to a number of open- and closed-end management investment companies that are registered under the 1940 Act and to a number of foreign investment companies. The list required by this Item 28 of officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser and such officers and directors during the past two years, is incorporated by reference to Form ADV (SEC File No. 801-29075) filed by the Adviser pursuant to the Advisers Act.

Item 27.    Principal Underwriters.

(a)  None.

(b)

Name and Principal Business Address	Positions and Offices With Underwriter	Positions and Offices With Registrant
Alvin R. Albe, Jr.†	Director	President

Michael E. Cahill†	Director	Senior Vice President, General Counsel and Assistant Secretary

Javier W. Baz	President	None

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Name and Principal Business Address	Positions and Offices With Underwriter	Positions and Offices With Registrant

Philip K. Holl†	Senior Vice President & Secretary	Secretary

Peter C. DiBona	Chief Financial Officer & Assistant Treasurer	None

(c)  None.

†	Address is 865 South Figueroa Street, Los Angeles, California 90017

Item 28.    Location of Accounts and Records.

Unless otherwise stated below, the books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of:

Treasurer

TCW Galileo Funds, Inc.

865 South Figueroa Street

Los Angeles, CA 90017

Rule	Location of Required Records
31a-l(b)(2)(c)	N/A
31a-l(b)(2)(d)	Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116
31a-l(b)(4)-(6)	TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017
31a-1(b)(9)-(11)	TCW Investment Management Company 65 South Figueroa Street Los Angeles, CA 90017

Item 29.    Management Services.

Not applicable.

Item 30.    Undertakings.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 28th day of February, 2003.

TCW GALILEO FUNDS, INC.

By:	/s/ PHILIP K. HOLL
Philip K. Holl
Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Marc I. Stern	Chairman and Director	February 28, 2003

* Thomas E. Larkin, Jr.	Director	February 28, 2003

* Norman Barker, Jr.	Director	February 28, 2003

* Samuel P. Bell	Director	February 28, 2003

* Richard W. Call	Director	February 28, 2003

* Matthew K. Fong	Director	February 28, 2003

* John A. Gavin	Director	February 28, 2003

* Patrick C. Haden	Director	February 28, 2003

/s/ DAVID S. DEVITO David S. DeVito	Treasurer	February 28, 2003

*By:	/s/ PHILIP K. HOLL
Philip K. Holl
Attorney-in-Fact

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INDEX TO EXHIBITS

Exhibit Number	Description

Exhibit (a)	Articles of Amendment

Exhibit (d)	Sub-Advisory Agreements

Exhibit (i)	Opinion of Counsel

Exhibit (j)	Consent of Deloitte & Touche LLP

Exhibit (q)	Power of Attorney